UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09093
E*TRADE Funds
(Exact name of registrant as specified in charter)
4500 Bohannon Drive
Menlo Park, CA 94025
(Address of principal executive offices) (Zip code)
Elizabeth Gottfried
4500 Bohannon Drive
Menlo Park, CA 94025
(Name and address of agent for service)
Registrant’s telephone number, including area code: 650-331-6000
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Reports to Shareholders are attached herewith.
SEMI-ANNUAL REPORT TO SHAREHOLDERS
Dear Valued Shareholder,
I am pleased to provide you with the Semi-Annual Report of the E*TRADE Index Funds (the “Funds”) for the period ended June 30, 2008. We hope you will find the report valuable.
During the first half of 2008, each of our Funds met its objective of tracking its target index. The Funds are well diversified, and continue to provide a highly efficient, low-cost choice for investors seeking long-term growth potential.
Easy Diversification at Low Cost
We take pride in the Funds’ low expense ratios.1 We also make it easy to diversify into different segments of the market with a choice of four index funds (www.etrade.com/etradefunds).

Fund Name & Symbol	Fund Description
E*TRADE S&P 500 Index Fund (ETSPX)	A large-cap fund diversified across the 500 established companies comprising the S&P 500™ Index.

E*TRADE Russell 2000 Index Fund (ETRUX)	A small-cap fund diversified across the 2,000 (ETRUX) emerging companies comprising the Russell 2000™ Index.

E*TRADE Inter national Index Fund (ETINX)	An international fund diversified across the 21 countries included in the MSCI EAFE Index.

E*TRADE Technology Index Fund (ETTIX)	A technology fund diversified across the more than 200 companies included in the S&P North American Technology Sector Index™.
The Funds’ combination of low costs and broad diversification make them good core holdings for your portfolio.
As always, thank you for your continued investment in the Funds. We look forward to serving you for many years to come.

Sincerely,

/s/ Elizabeth Gottfried

Elizabeth Gottfried
President, E*TRADE Funds
PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK.

The Funds’ prospectus contains their investment objectives, risks, charges, expenses and other important information and should be read and considered carefully before investing. For a current prospectus, visit www.etrade.com/etradefunds.

[1]	The E*TRADE Index Funds have low effective expenses because E*TRADE Asset Management (“ETAM”) limits their expense ratios. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed to limit the expense ratio for the E*TRADE Index Funds until April 30, 2009. Without the contractual limits, the expenses of the E*TRADE Index Funds would have been 0.43% for the S&P 500 Index Fund; 0.69% for the Russell 2000 Index Fund; 0.81% for the International Index Fund and 1.06% for the Technology Index Fund (based on the information contained in this semi-annual report as of 06/30/08.) There is no assurance that ETAM will continue these expense limits beyond April 30, 2009.
The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors.

[2]	Automatic investment plans do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.
The E*TRADE FINANCIAL family of companies provides financial services that include trading, investing, cash management, and lending.
Securities products and services offered by E*TRADE Securities LLC, Member FINRA/SIPC.
© 2008 E*TRADE FINANCIAL Corp.
2 E*TRADE Funds — 2008 Semi-Annual Report

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

COMMON STOCKS – 96.8%
AEROSPACE & DEFENSE – 2.5%
Boeing Co. (The)	21,393	$1,405,948
General Dynamics Corp.	11,344	955,165
Goodrich Corp.	3,584	170,097
Honeywell International, Inc.	21,122	1,062,014
L-3 Communications Holdings, Inc.	3,473	315,592
Lockheed Martin Corp.	9,616	948,715
Northrop Grumman Corp.	9,738	651,472
Raytheon Co.	12,042	677,724
Rockwell Collins, Inc.	4,607	220,952
United Technologies Corp.	27,706	1,709,460

		8,117,139
AIR FREIGHT & LOGISTICS – 1.0%
CH Robinson Worldwide, Inc.	4,862	266,632
Expeditors International of Washington, Inc.	6,095	262,085
FedEx Corp.	8,827	695,479
Ryder System, Inc.	1,647	113,445
United Parcel Service, Inc., Class B	29,063	1,786,503

		3,124,144
AIRLINE – 0.1%
Southwest Airlines Co.	20,874	272,197
AUTO COMPONENTS – 0.2%
Goodyear Tire & Rubber Co. (The) (a) (b)	6,905	123,116
Johnson Controls, Inc.	16,848	483,201

		606,317
AUTOMOBILES – 0.2%
Ford Motor Co. (a) (b)	63,829	307,017
General Motors Corp. (a)	16,193	186,220
Harley-Davidson, Inc.	6,767	245,371

		738,608
BEVERAGES – 2.4%
Anheuser-Busch Cos., Inc.	20,292	1,260,539
Brown-Forman Corp., Class B	2,393	180,839
Coca-Cola Co. (The)	56,871	2,956,155
Coca-Cola Enterprises, Inc.	8,157	141,116
Constellation Brands, Inc., Class A (b)	5,562	110,461
Molson Coors Brewing Co., Class B	3,984	216,451
Pepsi Bottling Group, Inc.	3,854	107,604
PepsiCo, Inc.	45,451	2,890,229

		7,863,394
BIOTECHNOLOGY – 1.5%
Amgen, Inc. (b)	30,994	1,461,677
Applera Corp. — Applied Biosystems Group	4,842	162,110
Biogen Idec, Inc. (b)	8,342	466,234
Celgene Corp. (b)	12,408	792,499
Genzyme Corp. (b)	7,593	546,848
Gilead Sciences, Inc. (b)	26,262	1,390,573

		4,819,941
BUILDING PRODUCTS – 0.0%
Masco Corp.	10,297	161,972
CAPITAL MARKETS – 2.7%
American Capital Strategies, Ltd. (a)	5,776	137,295
Ameriprise Financial, Inc.	6,324	257,197
Bank of New York Mellon Corp.	32,564	1,231,896
Charles Schwab Corp. (The)	26,437	543,016
E*TRADE Financial Corp. (b) (c)	13,293	41,740
Federated Investors, Inc., Class B	2,483	85,465
Franklin Resources, Inc.	4,462	408,942
Goldman Sachs Group, Inc. (The)	11,211	1,960,804
Janus Capital Group, Inc.	4,191	110,936
Legg Mason, Inc.	4,017	175,021
Lehman Brothers Holdings, Inc. (a)	19,833	392,892
Merrill Lynch & Co., Inc. (a)	28,052	889,529
Morgan Stanley (a)	31,520	1,136,926
Northern Trust Corp.	5,479	375,695
State Street Corp.	12,145	777,159
T. Rowe Price Group, Inc.	7,393	417,483

		8,941,996
CHEMICALS – 2.0%
Air Products and Chemicals, Inc. (a)	5,997	592,863
Dow Chemical Co.	26,488	924,696
DuPont (E.I.) de Nemours & Co.	25,642	1,099,785
Eastman Chemical Co. (a)	2,170	149,426
Ecolab, Inc.	4,984	214,262
Hercules, Inc.	3,245	54,938
International Flavors & Fragrances, Inc.	2,327	90,893
Monsanto Co.	15,623	1,975,372
PPG Industries, Inc.	4,694	269,295
Praxair, Inc.	8,914	840,055
Rohm and Haas Co. (a)	3,557	165,187
Sigma-Aldrich Corp.	3,671	197,720

		6,574,492
COMMERCIAL BANKS – 3.1%
Bank of America Corp.	129,773	3,097,681
BB&T Corp. (a)	15,498	352,889
Comerica, Inc. (c)	4,348	111,439
Fifth Third Bancorp (a)	16,363	166,575
First Horizon National Corp. (a)	5,293	39,327
Huntington Bancshares, Inc. (a)	10,392	59,962
KeyCorp (a)	13,738	150,843
M&T Bank Corp.	2,194	154,765
Marshall & Ilsley Corp.	7,409	113,580
National City Corp. (a)	21,583	102,951
PNC Financial Services Group	9,846	562,207
Regions Financial Corp. (a)	19,681	214,720
SunTrust Banks, Inc.	9,989	361,802
U.S. Bancorp	49,553	1,382,033
Wachovia Corp.	60,861	945,171
Wells Fargo & Co. (a)	94,024	2,233,070
Zions Bancorp. (a)	3,040	95,730

		10,144,745
COMMERICIAL SERVICES & SUPPLIES – 0.7%
Allied Waste Industries, Inc. (b)	9,706	122,490
Apollo Group, Inc., Class A (b)	3,937	174,252
Avery Dennison Corp. (a)	3,021	132,712
Cintas Corp.	3,706	98,246
Equifax, Inc.	3,678	123,654
H&R Block, Inc.	9,290	198,806
Monster Worldwide, Inc. (b)	3,538	72,918
Pitney Bowes, Inc.	5,909	201,497
R. R. Donnelley & Sons Co.	6,044	179,446
Robert Half International, Inc.	4,506	108,009
Waste Management, Inc.	13,969	526,771
Western Union Co. (The)	21,066	520,752

		2,459,553
COMMUNICATIONS EQUIPMENT – 2.4%
Ciena Corp. (b)	2,532	58,666
Cisco Systems, Inc. (b)	168,174	3,911,727
Corning, Inc.	44,837	1,033,493
JDS Uniphase Corp. (a) (b)	6,543	74,328
Juniper Networks, Inc. (a) (b)	14,856	329,506
Motorola, Inc. (a)	63,980	469,613
QUALCOMM, Inc.	46,083	2,044,703
Tellabs, Inc. (b)	11,741	54,596

		7,976,632
COMPUTERS & PERIPHERALS – 4.6%
Apple, Inc. (b)	25,099	4,202,576
Cognizant Technology Solutions Corp., Class A (b)	8,276	269,053
Dell, Inc. (b)	57,535	1,258,866
EMC Corp. (b)	58,853	864,551
The accompanying notes are an integral part of these Financial Statements.
E*TRADE S&P 500 Index Fund — 2008 Semi-Annual Report 3

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

COMPUTERS & PERIPHERALS(continued)
Hewlett-Packard Co.	70,211	$3,104,028
International Business Machines Corp. (a)	39,102	4,634,760
Lexmark International, Inc. (b)	2,710	90,595
NetApp, Inc. (b)	9,780	211,835
QLogic Corp. (b)	3,774	55,063
SanDisk Corp. (b)	6,398	119,643
Sun Microsystems, Inc. (a) (b)	22,257	242,156
Teradata Corp. (a) (b)	5,095	117,898

		15,171,024
CONSTRUCTION & ENGINEERING – 0.2%
Fluor Corp. (a)	2,527	470,224
Jacobs Engineering Group, Inc. (b)	3,467	279,787

		750,011
CONSTRUCTION MATERIALS – 0.1%
Vulcan Materials Co. (a)	3,091	184,780
CONSUMER FINANCE – 0.6%
American Express Co. (a)	32,979	1,242,319
Capital One Financial Corp. (a)	10,681	405,981
Discover Financial Services	13,657	179,863
SLM Corp. (b)	13,239	256,175

		2,084,338
CONTAINERS & PACKAGING – 0.1%
Ball Corp.	2,767	132,097
Bemis Co., Inc.	2,826	63,359
Pactiv Corp. (b)	3,747	79,549
Sealed Air Corp.	4,643	88,263

		363,268
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,690	186,099
DIVERSIFIED FINANCIAL SERVICES – 2.4%
CIT Group, Inc.	8,014	54,575
Citigroup, Inc.	154,993	2,597,683
CME Group, Inc.	1,552	594,711
IntercontinentalExchange, Inc. (b)	2,000	228,000
JPMorgan Chase & Co.	98,308	3,372,947
Leucadia National Corp.	5,035	236,343
Moody’s Corp. (a)	5,836	200,992
NYSE Euronext	7,519	380,913
Principal Financial Group, Inc. (a)	7,330	307,640

		7,973,804
DIVERSIFIED TELECOMMUNICATIONS SERVICES – 3.2%
American Tower Corp., Class A (a) (b)	11,290	477,002
AT+T, Inc.	169,138	5,698,259
CenturyTel, Inc.	3,026	107,695
Citizens Communications Co.	9,437	107,016
Embarq Corp.	4,200	198,534
Qwest Communications International, Inc. (a)	43,627	171,454
Sprint Nextel Corp. (a)	81,167	771,087
Verizon Communications, Inc.	81,156	2,872,922
Windstream Corp. (a)	12,881	158,952

		10,562,921
ELECTRIC UTILITIES – 2.6%
Allegheny Energy, Inc.	4,752	238,123
Ameren Corp. (a)	5,941	250,888
American Electric Power Co., Inc.	11,424	459,587
CenterPoint Energy, Inc.	9,219	147,965
Consolidated Edison, Inc.	7,754	303,104
DTE Energy Co. (a)	4,644	197,091
Dynegy, Inc., Class A (b)	14,070	120,298
Edison International	9,275	476,550
Entergy Corp. (a)	5,452	656,857
Exelon Corp.	18,676	1,680,093
FirstEnergy Corp.	8,649	712,072
FPL Group, Inc.	11,619	761,974
Pepco Holdings, Inc.	5,700	146,205
PG&E Corp.	10,112	401,345
Pinnacle West Capital Corp.	2,881	88,648
PPL Corp.	10,594	553,748
Progress Energy, Inc.	7,409	309,918
Southern Co. (The)	21,842	762,723
TECO Energy, Inc. (a)	6,023	129,434
Xcel Energy, Inc.	12,266	246,179

		8,642,802
ELECTRICAL EQUIPMENT – 0.5%
Cooper Industries, Ltd., Class A	5,001	197,539
Emerson Electric Co.	22,228	1,099,175
Rockwell Automation, Inc.	4,209	184,060

		1,480,774
ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.3%
Agilent Technologies, Inc. (b)	10,252	364,356
Jabil Circuit, Inc.	6,113	100,314
Molex, Inc.	4,082	99,642
Tyco Electronics, Ltd.	13,609	487,474

		1,051,786
ENERGY EQUIPMENT & SERVICES – 3.1%
Baker Hughes, Inc.	8,779	766,758
BJ Services Co.	8,430	269,254
Cameron International Corp. (b)	6,194	342,838
ENSCO International, Inc.	4,084	329,742
Halliburton Co.	24,836	1,318,047
Nabors Industries, Ltd. (b)	8,046	396,105
National-Oilwell Varco, Inc. (b)	11,819	1,048,582
Noble Corp. (a)	7,683	499,088
Rowan Cos., Inc.	3,180	148,665
Schlumberger, Ltd.	33,985	3,651,009
Transocean, Inc. (a)	9,078	1,383,396

		10,153,484
FOOD & STAPLES RETAILING – 2.7%
Costco Wholesale Corp.	12,336	865,247
CVS Corp.	40,693	1,610,222
Kroger Co. (The)	18,835	543,766
Safeway, Inc.	12,490	356,590
Supervalu, Inc.	6,012	185,711
Sysco Corp.	17,126	471,136
Wal-Mart Stores, Inc.	66,243	3,722,857
Walgreen Co.	28,130	914,506
Whole Foods Market, Inc. (a)	4,063	96,252

		8,766,287
FOOD PRODUCTS – 1.5%
Archer-Daniels-Midland Co.	18,261	616,309
Campbell Soup Co.	6,134	205,244
ConAgra Foods, Inc. (a)	13,882	267,645
Dean Foods Co. (a) (b)	4,327	84,896
General Mills, Inc.	9,555	580,657
H.J. Heinz Co.	8,942	427,875
Hershey Foods Corp. (a)	4,773	156,459
Kellogg Co.	7,225	346,945
Kraft Foods, Inc., Class A	43,160	1,227,902
McCormick & Co., Inc.	3,649	130,123
Sara Lee Corp. (a)	20,208	247,548
Tyson Foods, Inc., Class A	7,768	116,054
Wm Wrigley Jr. Co.	6,141	477,647

		4,885,304
GAS UTILITIES – 0.1%
Nicor, Inc.	1,252	53,323
NiSource, Inc.	7,877	141,156

		194,479
HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%
Baxter International, Inc.	17,861	1,142,032
Becton, Dickinson & Co.	6,965	566,254
Boston Scientific Corp. (b)	38,338	471,174
The accompanying notes are an integral part of these Financial Statements.
4 E*TRADE S&P 500 Index Fund — 2008 Semi-Annual Report

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

HEALTH CARE EQUIPMENT & SUPPLIES (continued)
C.R. Bard, Inc.	2,846	$250,306
Covidien, Ltd.	14,227	681,331
Hospira, Inc. (b)	4,495	180,294
Intuitive Surgical, Inc. (b)	1,096	295,262
Medtronic, Inc.	31,972	1,654,551
Millipore Corp. (a) (b)	1,551	105,251
PerkinElmer, Inc.	3,442	95,860
St. Jude Medical, Inc. (b)	9,647	394,369
Stryker Corp.	6,789	426,892
Thermo Fisher Scientific, Inc. (b)	11,877	661,905
Varian Medical Systems, Inc. (b)	3,566	184,897
Waters Corp. (b)	2,849	183,761
Zimmer Holdings, Inc. (b)	6,616	450,219

		7,744,358
HEALTH CARE PROVIDERS & SERVICES – 1.8%
Aetna, Inc.	13,802	559,395
AmerisourceBergen Corp.	4,613	184,474
Cardinal Health, Inc.	10,118	521,886
CIGNA Corp.	7,947	281,244
Coventry Health Care, Inc. (b)	4,317	131,323
Express Scripts, Inc. (b)	7,173	449,891
Humana, Inc. (b)	4,823	191,811
IMS Health, Inc.	5,202	121,207
Laboratory Corp. of America Holdings (b)	3,135	218,290
McKesson Corp. (a)	7,894	441,354
Medco Health Solutions, Inc. (b)	14,424	680,813
Patterson Cos., Inc. (b)	3,670	107,861
Quest Diagnostics, Inc.	4,541	220,102
Tenet Healthcare Corp. (b)	13,595	75,588
UnitedHealth Group, Inc.	34,980	918,225
WellPoint, Inc. (b)	14,980	713,947

		5,817,411
HOME BUILDERS – 0.0%
D.R. Horton, Inc. (a)	7,854	85,216
HOTELS, RESTAURANTS & LEISURE – 1.2%
Carnival Corp. (a)	12,487	411,571
Darden Restaurants, Inc.	3,987	127,345
International Game Technology	8,875	221,698
Marriott International, Inc., Class A	8,539	224,063
McDonald’s Corp.	32,271	1,814,276
Starbucks Corp. (b)	20,725	326,212
Starwood Hotels & Resorts Worldwide, Inc. (a)	5,342	214,054
Wendy’s International, Inc.	2,572	70,010
Wyndham Worldwide Corp.	5,110	91,520
Yum! Brands, Inc. (a)	13,492	473,434

		3,974,183
HOUSEHOLD DURABLES – 0.4%
Black & Decker Corp. (The)	1,728	99,377
Centex Corp.	3,533	47,236
Fortune Brands, Inc.	4,383	273,543
Harman International Industries, Inc.	1,656	68,542
KB Home (a)	2,124	35,959
Leggett & Platt, Inc.	4,755	79,741
Lennar Corp., Class A (a)	4,001	49,372
Newell Rubbermaid	8,016	134,589
Pulte Homes, Inc. (a)	6,256	60,245
Snap-On, Inc. (a)	1,641	85,348
Stanley Works (The)	2,221	99,567
Whirlpool Corp. (a)	2,145	132,411

		1,165,930
HOUSEHOLD PRODUCTS – 2.2%
Clorox Co. (The)	3,959	206,660
Colgate-Palmolive Co.	14,466	999,601
Kimberly-Clark Corp.	11,924	712,817
Procter & Gamble Co. (The)	86,917	5,285,423

		7,204,501
INDUSTRIAL CONGLOMERATES – 3.0%
3M Co.	20,080	1,397,367
General Electric Co.	283,768	7,573,768
Textron, Inc.	7,056	338,194
Tyco International, Ltd.	13,760	550,950

		9,860,279
INSURANCE – 3.3%
ACE, Ltd.	9,477	522,088
AFLAC, Inc.	13,532	849,810
Allstate Corp. (The)	15,680	714,851
American International Group, Inc.	76,548	2,025,460
Aon Corp.	8,504	390,674
Assurant, Inc.	2,714	179,015
Chubb Corp. (The)	10,405	509,949
Cincinnati Financial Corp.	4,645	117,983
Genworth Financial, Inc., Class A	12,276	218,636
Hartford Financial Services Group, Inc. (The)	8,959	578,483
Lincoln National Corp.	7,382	334,552
Loews Corp.	10,283	482,273
Marsh & McLennan Cos., Inc.	14,564	386,674
MBIA, Inc. (a)	5,738	25,190
Metlife, Inc. (a)	20,222	1,067,115
Progressive Corp. (The)	19,248	360,323
Prudential Financial, Inc.	12,412	741,493
SAFECO Corp.	2,546	170,989
Torchmark Corp.	2,581	151,376
Travelers Cos., Inc. (The)	17,215	747,131
UnumProvident Corp.	9,844	201,310
XL Capital, Ltd., Class A	5,048	103,787

		10,879,162
INTERNET & CATALOG RETAIL – 0.5%
Amazon.com, Inc. (a) (b)	8,799	645,231
eBay, Inc. (a) (b)	31,470	860,075
Expedia, Inc. (b)	6,000	110,280
IAC/InterActiveCorp. (b)	5,158	99,446

		1,715,032
INTERNET SOFTWARE & SERVICES – 1.4%
Akamai Technologies, Inc. (a) (b)	4,739	164,870
Google, Inc., Class A (b)	6,617	3,483,321
VeriSign, Inc. (b)	5,529	208,996
Yahoo!, Inc. (b)	39,169	809,232

		4,666,419
IT SERVICES – 0.7%
Affiliated Computer Services, Inc., Class A (b)	2,723	145,653
Automatic Data Processing, Inc.	14,759	618,402
Computer Sciences Corp. (b)	4,291	200,990
Convergys Corp. (b)	3,596	53,437
Electronic Data Systems Corp.	14,315	352,722
Fidelity National Information Services, Inc.	4,861	179,420
Fiserv, Inc. (b)	4,667	211,742
Paychex, Inc.	9,184	287,276
Total System Services, Inc.	5,697	126,587
Unisys Corp. (b)	9,994	39,476
		2,215,705
LEISURE EQUIPMENT & PRODUCTS – 0.1%
Eastman Kodak Co.	8,213	118,514
Hasbro, Inc.	3,946	140,951
Mattel, Inc.	10,253	175,531

		434,996
MACHINERY – 1.9%
Caterpillar, Inc. (a)	17,502	1,291,998
Cummins, Inc.	5,782	378,837
Danaher Corp.	7,225	558,492
Deere & Co.	12,268	884,891
Dover Corp.	5,391	260,763
The accompanying notes are an integral part of these Financial Statements.
E*TRADE S&P 500 Index Fund — 2008 Semi-Annual Report 5

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

MACHINERY (continued)
Eaton Corp.	4,686	$398,169
Illinois Tool Works, Inc.	11,311	537,386
Ingersoll-Rand Co., Ltd., Class A	9,047	338,629
ITT Industries, Inc.	5,182	328,176
Manitowoc Co., Inc. (The)	3,694	120,166
PACCAR, Inc.	10,404	435,199
Pall Corp.	3,412	135,388
Parker-Hannifin Corp.	4,781	340,981
Terex Corp. (b)	2,882	148,048

		6,157,123
MEDIA – 2.8%
CBS Corp., Class B	19,315	376,449
Clear Channel Communications, Inc.	14,127	497,270
Comcast Corp., Class A	84,296	1,599,095
DIRECTV Group Inc., (The) (b)	20,217	523,822
Gannett Co., Inc.	6,520	141,288
Interpublic Group Cos., Inc. (The) (b)	13,369	114,973
McGraw-Hill Cos., Inc. (The) (a)	9,159	367,459
Meredith Corp. (a)	1,119	31,657
New York Times Co. (The), Class A (a)	4,012	61,745
News Corp., Inc., Class A	65,564	986,083
Omnicon Group, Inc.	9,097	408,273
Scripps Network Interactive, Class A (b)	2,555	97,984
Time Warner, Inc.	101,874	1,507,735
Viacom, Inc., Class B (b)	18,014	550,148
Walt Disney Co. (The)	54,239	1,692,257
Washington Post Co. (The), Class B	166	97,425

		9,053,663
METAL FABRICATE / HARDWARE – 0.1%
Precision Castparts Corp.	3,945	380,180
METALS & MINING – 1.4%
AK Steel Holding Corp.	3,189	220,041
Alcoa, Inc.	23,205	826,562
Allegheny Technologies, Inc.	2,864	169,778
Freeport-McMoRan Copper & Gold, Inc., Class B	10,910	1,278,543
Newmont Mining Corp.	12,921	673,959
Nucor Corp. (a)	8,926	666,504
Titanium Metals Corp. (a)	2,782	38,920
United States Steel Corp.	3,342	617,535

		4,491,842
MULTI-LINE RETAIL – 0.7%
Big Lots, Inc. (b)	2,312	72,227
Dillard’s, Inc., Class A (a)	1,750	20,247
Family Dollar Stores, Inc. (a)	4,044	80,637
J. C. Penney Co., Inc. (Holding Co.)	6,342	230,151
Kohl’s Corp. (b)	8,732	349,629
Macy’s, Inc.	11,970	232,457
Nordstrom, Inc. (a)	5,001	151,530
Sears Holding Corp. (a) (b)	1,991	146,657
Target Corp.	22,163	1,030,358

		2,313,893
MULTI-UTILITIES & UNREGULATED POWER – 1.1%
AES Corp. (The) (b)	19,134	367,564
CMS Energy Corp.	6,452	96,135
Constellation Energy Group, Inc.	5,078	416,904
Dominion Resources, Inc.	16,455	781,448
Duke Energy Corp.	36,003	625,732
Integrys Energy Group, Inc.	2,175	110,555
Public Service Enterprise Group, Inc.	14,427	662,632
Sempra Energy	7,127	402,319

		3,463,289
OFFICE ELECTRONICS – 0.1%
Xerox Corp.	25,597	347,095
OIL & GAS – 12.7%
Anadarko Petroleum Corp.	13,327	997,393
Apache Corp.	9,497	1,320,083
Ashland, Inc.	1,594	76,831
Cabot Oil & Gas Corp.	2,783	188,493
Chesapeake Energy Corp. (a)	13,655	900,684
ChevronTexaco Corp.	58,886	5,837,369
ConocoPhillips	43,912	4,144,854
Consol Energy, Inc.	5,217	586,234
Devon Energy Corp.	12,702	1,526,272
El Paso Corp.	20,048	435,844
EOG Resources, Inc.	7,069	927,453
Exxon Mobil Corp.	150,425	13,256,955
Hess Corp.	7,999	1,009,394
Marathon Oil Corp.	20,117	1,043,469
Massey Energy Co.	2,291	214,781
Murphy Oil Corp. (a)	5,394	528,882
Noble Energy, Inc.	4,896	492,342
Occidental Petroleum Corp.	23,340	2,097,332
Peabody Energy Corp. (a)	7,729	680,538
Questar Corp.	4,940	350,938
Range Resources Corp.	4,398	288,245
Smith International	5,738	477,057
Southwestern Energy Co. (b)	9,700	461,817
Spectra Energy Corp.	18,089	519,878
Sunoco, Inc.	3,385	137,736
Tesoro Corp. (a)	4,000	79,080
Valero Energy Corp.	15,046	619,594
Weatherford International, Ltd. (b)	19,347	959,418
Williams Cos., Inc. (The)	16,600	669,146
XTO Energy, Inc.	14,539	996,067

		41,824,179
PAPER & FOREST PRODUCTS – 0.2%
International Paper Co. (a)	12,137	282,792
MeadWestvaco Corp.	4,933	117,603
Weyerhauser Co.	6,014	307,556

		707,951
PERSONAL PRODUCTS – 0.2%
Avon Products, Inc. (a)	12,109	436,166
Estee Lauder Cos., Inc. (The), Class A	3,238	150,405

		586,571
PHARMACEUTICALS – 5.9%
Abbott Laboratories	43,937	2,327,343
Allergan, Inc. (a)	8,754	455,646
Barr Pharmaceuticals, Inc. (b)	3,061	137,990
Bristol-Myers Squibb Co.	56,358	1,157,030
Eli Lilly & Co.	28,161	1,299,912
Forest Laboratories, Inc. (b)	8,676	301,404
Johnson & Johnson	80,233	5,162,191
King Pharmaceuticals, Inc. (b)	7,003	73,321
Merck & Co., Inc.	61,110	2,303,236
Mylan Laboratories, Inc. (a)	8,667	104,611
Pfizer, Inc.	192,603	3,364,774
Schering-Plough Corp.	46,161	908,910
Watson Pharmaceuticals, Inc. (b)	3,019	82,026
Wyeth	37,965	1,820,801

		19,499,195
REAL ESTATE – 1.2%
Apartment Investment & Management Co., Class A	2,603	88,658
AvalonBay Communities, Inc.	2,180	194,369
Boston Properties, Inc. (a)	3,406	307,289
CB Richard Ellis Group, Inc. (b)	4,930	94,656
Developers Diversified Realty Corp.	3,389	117,632
Equity Residential	7,651	292,804
General Growth Properties, Inc., REIT	7,575	265,352
HCP, Inc.	6,655	211,696
Host Hotels & Resorts, Inc.	14,945	203,999
The accompanying notes are an integral part of these Financial Statements.
6 E*TRADE S&P 500 Index Fund — 2008 Semi-Annual Report

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30,2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

REAL ESTATE (continued)
Kimco Realty Corp.	7,218	$249,165
Plum Creek Timber Co., Inc.	4,856	207,400
Prologis	7,463	405,614
Public Storage, Inc.	3,515	283,977
Simon Property Group, Inc.	6,398	575,116
Vornado Realty Trust	3,828	336,864

		3,834,591
ROAD & RAIL – 1.0%
Burlington Northern Santa Fe Corp.	8,347	833,782
CSX Corp.	11,527	724,011
Norfolk Southern Corp.	10,678	669,190
Union Pacific Corp.	14,711	1,110,681

		3,337,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.5%
Advanced Micro Devices, Inc. (a) (b)	17,141	99,932
Altera Corp. (a)	8,534	176,654
Analog Devices, Inc. (a)	8,259	262,388
Applied Materials, Inc. (a)	38,589	736,664
Broadcom Corp., Class A (b)	12,733	347,484
Intel Corp.	163,074	3,502,830
KLA-Tencor Corp.	4,829	196,589
Linear Technology Corp. (a)	6,353	206,917
LSI Logic Corp. (b)	18,147	111,423
MEMC Electronic Materials, Inc. (b)	6,481	398,841
Microchip Technology, Inc. (a)	5,265	160,793
Micron Technology, Inc. (b)	21,659	129,954
National Semiconductor Corp.	6,144	126,198
Novellus Systems, Inc. (a) (b)	2,893	61,303
NVIDIA Corp. (b)	15,764	295,102
Teradyne, Inc. (b)	4,973	55,051
Texas Instruments, Inc.	37,634	1,059,773
Xilinx, Inc. (a)	7,950	200,738

		8,128,634
SOFTWARE – 3.4%
Adobe Systems, Inc. (b)	15,103	594,907
Autodesk, Inc. (b)	6,375	215,539
BMC Software, Inc. (b)	5,451	196,236
CA, Inc.	11,122	256,807
Citrix Systems, Inc. (a) (b)	5,257	154,608
Compuware Corp. (b)	7,449	71,063
Electronic Arts, Inc. (b)	9,069	402,936
Intuit, Inc. (b)	9,138	251,935
Microsoft Corp.	228,026	6,272,995
Novell, Inc. (b)	10,305	60,696
Oracle Corp. (b)	112,929	2,371,509
Symantec Corp. (b)	24,017	464,729

		11,313,960
SPECIALTY RETAIL – 1.4%
Abercrombie & Fitch Co., Class A (a)	2,444	153,190
AutoNation, Inc. (a) (b)	3,812	38,196
AutoZone, Inc. (b)	1,219	147,511
Bed Bath & Beyond, Inc. (a) (b)	7,432	208,839
Best Buy Co., Inc.	9,847	389,941
GameStop Corp., Class A (b)	4,556	184,062
Gap, Inc. (The)	12,903	215,093
Home Depot, Inc. (The)	48,313	1,131,490
Limited Brands, Inc.	8,526	143,663
Lowe’s Cos., Inc.	41,673	864,715
Office Depot, Inc. (b)	7,946	86,929
RadioShack Corp.	3,896	47,804
Sherwin-Williams Co. (The)	2,814	129,247
Staples, Inc. (a)	19,989	474,739
Tiffany & Co.	3,586	146,130
TJX Cos., Inc. (The)	12,091	380,504

		4,742,053
TEXTILES, APPAREL & LUXURY GOODS – 0.4%
Coach, Inc. (a) (b)	9,716	280,598
Jones Apparel Group, Inc.	2,511	34,526
Liz Claiborne, Inc. (a)	2,698	38,177
NIKE, Inc., Class B	10,801	643,848
Polo Ralph Lauren Corp.	1,670	104,843
V.F. Corp.	2,488	177,096

		1,279,088
THRIFTS & MORTGAGE FINANCE – 0.4%
Countrywide Financial Corp. (a)	16,484	70,057
Federal Home Loan Mortgage Corp.	18,332	300,645
Federal National Mortgage Corp.	30,300	591,153
Hudson City Bancorp, Inc. (a)	14,708	245,329
MGIC Investment Corp. (a)	3,551	21,697
Sovereign Bancorp, Inc. (a)	13,579	99,941
Washington Mutual, Inc. (a)	30,047	148,132

		1,476,954
TOBACCO – 1.5%
Altria Group, Inc.	59,625	1,225,890
Lorillard, Inc. (b)	4,951	342,411
Philip Morris International, Inc.	60,051	2,965,919
Reynolds American, Inc.	4,896	228,496
UST, Inc.	4,241	231,601

		4,994,317
TRADING COMPANIES & DISTRIBUTORS – 0.0%
W.W. Grainger, Inc.	1,851	151,412

TOTAL COMMON STOCKS (Cost 303,712,932)		318,099,137

	SHARES/
	PRINCIPAL
	AMOUNT

SHORT-TERM INVESTMENTS – 3.2%
BlackRock Liquidity Funds TempCash Portfolio	9,684,927	9,684,927
U.S. Treasury Bill 1.98%(d) , 07/24/2008 (e)	$750,000	749,127

TOTAL SHORT-TERM INVESTMENTS (Cost $10,433,978)		10,434,054

TOTAL INVESTMENTS - 100.0% (Cost $314,146,910)		328,533,191
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - 0.0%		(126,165)

TOTAL NET ASSETS - 100.0%		$328,407,026

(a)	Securities (or a portion of securities) on loan.

(See Note 9.)

(b)	Non-income producing.

(c)	See Note 6 regarding Affiliated Issuers.

(d)	Yield to Maturity.

(e)	See Note 5 regarding Future Contracts.
REIT Real Estate Investment Trust
Summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows (See Note 2):

Investments
Valuation Inputs	in Securities

Level 1 – Quoted Prices	$327,784,064
Level 2 – Other Significant Observable Inputs	749,127
Level 3 – Significant Unobservable Inputs	—

Total	$328,533,191

The accompanying notes are an integral part of these Financial Statements.
E*TRADE S&P 500 Index Fund — 2008 Semi-Annual Report 7

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

	VALUE	% OF TOTAL
INDUSTRY	(Note 2)	NET ASSETS

OIL & GAS	$41,824,179	12.7%
PHARMACEUTICALS	19,499,195	5.9%
COMPUTERS & PERIPHERALS	15,171,024	4.6%
SOFTWARE	11,313,960	3.4%
INSURANCE	10,879,162	3.3%
DIVERSIFIED TELECOMMUNICATIONS SERVICES	10,562,921	3.2%
ENERGY EQUIPMENT & SERVICES	10,153,484	3.1%
COMMERCIAL BANKS	10,144,745	3.1%
INDUSTRIAL CONGLOMERATES	9,860,279	3.0%
MEDIA	9,053,663	2.8%
CAPITAL MARKETS	8,941,996	2.7%
FOOD & STAPLES RETAILING	8,766,287	2.7%
ELECTRIC UTILITIES	8,642,802	2.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,128,634	2.5%
AEROSPACE & DEFENSE	8,117,139	2.5%
COMMUNICATIONS EQUIPMENT	7,976,632	2.4%
DIVERSIFED FINANCIAL SERVICES	7,973,804	2.4%
BEVERAGES	7,863,394	2.4%
HEALTH CARE EQUIPMENT & SUPPLIES	7,744,358	2.4%
HOUSEHOLD PRODUCTS	7,204,501	2.2%
CHEMICALS	6,574,492	2.0%
MACHINERY	6,157,123	1.9%
HEALTH CARE PROVIDERS & SERVICES	5,817,411	1.8%
TOBACCO	4,994,317	1.5%
FOOD PRODUCTS	4,885,304	1.5%
BIOTECHNOLOGY	4,819,941	1.5%
SPECIALTY RETAIL	4,742,053	1.4%
INTERNET SOFTWARE & SERVICES	4,666,419	1.4%
METALS & MINING	4,491,842	1.4%
HOTELS, RESTAURANTS & LEISURE	3,974,183	1.2%
REAL ESTATE	3,834,591	1.2%
MULTI-UTILITIES & UNREGULATED POWER	3,463,289	1.1%
ROAD & RAIL	3,337,664	1.0%
AIR FREIGHT & LOGISTICS	3,124,144	1.0%
COMMERICIAL SERVICES & SUPPLIES	2,459,553	0.7%
MULTI-LINE RETAIL	2,313,893	0.7%
IT SERVICES	2,215,705	0.7%
CONSUMER FINANCE	2,084,338	0.6%
INTERNET & CATALOG RETAIL	1,715,032	0.5%
ELECTRICAL EQUIPMENT	1,480,774	0.5%
THRIFTS & MORTGAGE FINANCE	1,476,954	0.5%
TEXTILES, APPAREL & LUXURY GOODS	1,279,088	0.4%
HOUSEHOLD DURABLES	1,165,930	0.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS	1,051,786	0.3%
CONSTRUCTION & ENGINEERING	750,011	0.2%
AUTOMOBILES	738,608	0.2%
PAPER & FOREST PRODUCTS	707,951	0.2%
AUTO COMPONENTS	606,317	0.2%
PERSONAL PRODUCTS	586,571	0.2%
LEISURE EQUIPMENT & PRODUCTS	434,996	0.1%
METAL FABRICATE / HARDWARE	380,180	0.1%
CONTAINERS & PACKAGING	363,268	0.1%
OFFICE ELECTRONICS	347,095	0.1%
AIRLINE	272,197	0.1%
GAS UTILITIES	194,479	0.1%
DISTRIBUTORS	186,099	0.1%
CONSTRUCTION MATERIALS	184,780	0.1%
BUILDING PRODUCTS	161,972	0.0%
TRADING COMPANIES & DISTRIBUTORS	151,412	0.0%
HOME BUILDERS	85,216	0.0%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	10,307,889	3.1%

	$328,407,026	100.0%

The accompanying notes are an integral part of these Financial Statements.
8 E*TRADE S&P 500 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

COMMON STOCKS – 95.9%
ADVERTISING – 0.2%
Gaiam, Inc., Class A (a) (b)	1,536	$20,751
Greenfield Online, Inc. (a)	2,580	38,494
Harte-Hanks, Inc.	3,597	41,186
inVentiv Health, Inc. (a)	3,239	90,012
Marchex, Inc., Class B (b)	2,580	31,786

		222,229
AEROSPACE/DEFENSE – 1.2%
AAR Corp. (a)	3,448	46,651
Aerovironment, Inc. (a)	1,004	27,289
ARGON ST, Inc. (a)	1,184	29,363
Curtiss-Wright Corp.	4,386	196,230
Ducommun, Inc. (a)	1,035	23,764
Esterline Technologies Corp. (a)	2,882	141,967
GenCorp., Inc. (a)	5,173	37,039
HEICO Corp. (b)	2,303	74,940
Herley Industries, Inc. (a)	1,323	17,569
Kaman Corp.	2,485	56,559
LMI Aerospace, Inc. (a)	850	14,935
Moog, Inc., Class A (a)	4,178	155,589
Orbital Sciences Corp. (a)	5,737	135,164
Teledyne Technologies, Inc. (a)	3,474	169,496
TransDigm Group, Inc. (a) (b)	3,257	109,403
Triumph Group, Inc.	1,619	76,255

		1,312,213
AGRICULTURE – 0.2%
AgFeed Industries, Inc. (a)	1,945	29,117
Alico, Inc. (b)	359	12,443
Alliance One International, Inc. (a)	9,493	48,509
Andersons, Inc. (The)	1,774	72,219
Cadiz Inc. (a) (b)	1,096	17,667
Griffin Land & Nurseries, Inc.	327	10,039
Maui Land & Pineapple Co., Inc. (a)	408	12,016
Tejon Ranch Co. (a)	1,030	37,142

		239,152
AIRLINE – 0.3%
Airtran Holdings, Inc. (a) (b)	10,575	21,573
Alaska Air Group, Inc. (a)	3,379	51,834
Allegiant Travel Co. (a)	1,338	24,873
Hawaiian Holdings, Inc. (a)	3,895	27,070
JetBlue Airways Corp. (a) (b)	15,857	59,147
Republic Airways Holdings, Inc. (a)	2,880	24,941
SkyWest, Inc.	5,487	69,411
UAL Corp.	12,328	64,352
US Airways Group, Inc. (a)	9,027	22,568

		365,769
APPAREL – 1.2%
American Apparel, Inc. (a)	3,320	22,078
Carter’s, Inc. (a)	5,547	76,659
Cherokee, Inc. (b)	719	14,488
Columbia Sportswear Co. (b)	1,228	45,129
CROCS, Inc. (a)	8,158	65,346
Deckers Outdoor Corp. (a)	1,278	177,898
G-III Apparel Group, Ltd. (a)	1,199	14,796
Gymboree Corp. (a)	2,790	111,795
Iconix Brand Group, Inc. (a) (b)	5,651	68,264
K-Swiss, Inc., Class A	2,383	35,030
Maidenform Brands, Inc. (a)	2,119	28,607
Oxford Industries, Inc.	1,230	23,555
Perry Ellis International, Inc. (a)	1,010	21,432
Quiksilver, Inc. (a)	12,353	121,306
Skechers U.S.A., Inc., Class A (a)	3,218	63,588
Timberland Co., Class A (a)	4,685	76,600
True Religion Apparel, Inc. (a) (b)	1,672	44,559
Volcom, Inc. (a)	1,780	42,595
Warnaco Group, Inc. (The) (a)	4,461	196,596
Weyco Group, Inc.	611	16,210

		1,266,531
AUTO MANUFACTURERS – 0.3%
CLARCOR, Inc.	4,949	173,710
Force Protection, Inc. (a) (b)	6,328	20,946
Smith (A.O.) Corp.	1,848	60,670
Wabash National Corp.	2,815	21,281

		276,607
AUTO PARTS & EQUIPMENT – 0.8%
Accuride Corp. (a)	3,473	14,760
American Axle & Manufacturing Holdings	3,973	31,744
Amerigon, Inc. (a)	1,993	14,170
ArvinMeritor, Inc. (b)	7,223	90,143
ATC Technology Corp. (a)	1,940	45,163
Commercial Vehicle Group, Inc. (a)	2,059	19,252
Cooper Tire & Rubber Co.	5,477	42,940
Dana Holding Corp. (a)	9,703	51,911
Dorman Products, Inc. (a)	1,075	8,665
Exide Technologies (a)	7,376	123,622
Fuel Systems Solutions, Inc. (a)	1,184	45,584
Hayes Lemmerz International, Inc. (a)	9,738	27,656
Lear Corp. (a)	6,282	89,079
Modine Manufacturing Co.	2,879	35,613
Spartan Motors, Inc.	2,968	22,171
Superior Industries International, Inc. (b)	2,105	35,532
Tenneco, Inc. (a)	4,568	61,805
Titan International, Inc.	2,689	95,782
Visteon Corp. (a)	11,513	30,279
Wonder Auto Technology, Inc. (a)	1,440	10,123

		895,994
BANKS – 6.1%
1st Source Corp.	1,343	21,622
Abington Bancorp, Inc.	2,396	21,851
AMCORE Financial, Inc.	1,973	11,167
Ameris Bancorp	1,203	10,466
Ames National Corp.	631	10,557
Anchor BanCorp Wisconsin, Inc.	1,845	12,933
Apollo Investment Corp. (b)	13,942	199,789
Arrow Financial Corp.	895	16,226
BancFirst Corp.	735	31,458
Banco Latinoamericano de Exportaciones, SA, Class E	2,509	40,621
BancTrust Financial Group, Inc.	1,719	11,328
Bank Mutual Corp.	4,425	44,427
Bank of the Ozarks, Inc. (b)	1,097	16,301
BankFinancial Corp.	2,137	27,802
Banner Corp. (b)	1,395	12,360
Beneficial Mutual Bancorp, Inc. (a)	3,284	36,354
Berkshire Hills Bancorp, Inc.	994	23,508
Boston Private Financial Holdings, Inc.	3,289	18,649
Brookline Bancorp, Inc.	5,248	50,118
Bryn Mawr Bank Corp.	674	11,795
Camden National Corp.	754	17,553
Capital City Bank Group, Inc.	1,073	23,348
Capital Southwest Corp.	280	29,184
Capitol Bancorp, Ltd. (b)	1,310	11,751
Cardinal Financial Corp.	2,368	14,824
Cascade Bancorp (b)	2,070	15,939
Cass Information Systems, Inc. (b)	603	19,314
Cathay General Bancorp (b)	4,599	49,991
Centerstate Banks of Florida, Inc.	905	9,982
Central Pacific Financial Corp.	2,591	27,620
Chemical Financial Corp.	2,288	46,675
Citizens & Northern Corp.	879	14,556
Citizens Republic Bancorp, Inc. (b)	6,723	18,959
City Bank (b)	1,329	11,429
City Holding Co.	1,580	64,417
Clifton Savings Bancorp, Inc.	1,236	12,039
CoBiz Financial, Inc.	1,705	11,219
Colonial BancGroup, Inc. (The)	19,786	87,454
Columbia Banking System, Inc.	1,589	30,715
Community Bank System, Inc. (California)	2,775	57,220
Community Trust Bancorp, Inc.	1,420	37,289
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 9

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

BANKS (continued)
Corus Bankshares, Inc. (b)	3,589	$14,930
CVB Financial Corp. (b)	6,484	61,209
Danvers Bancorp, Inc. (a)	1,749	19,239
Dime Community Bancshares	2,320	38,303
Downey Financial Corp. (b)	1,875	5,194
East West Bancorp, Inc.	6,219	43,906
Encore Bancshares, Inc. (a)	630	9,860
Enterprise Financial Services Corp. (b)	872	16,437
Essa Bancorp, Inc.	1,664	20,833
Farmers Capital Bank Corp.	608	10,713
FBR Capital Markets Corp. (a)	3,025	15,216
Fifth Third Bancorp	102	1,040
Financial Institutions, Inc.	1,075	17,265
First Bancorp North Carolina	1,099	13,891
First Bancorp Puerto Rico (b)	6,973	44,209
First Bancorp, Inc.	849	11,589
First Busey Corp., Class A (b)	2,305	30,472
First Commonwealth Financial Corp. (b)	6,843	63,845
First Community Bancshares, Inc.	926	26,113
First Financial Bancorp	3,674	33,801
First Financial Bankshares, Inc.	2,037	93,315
First Financial Corp.	1,217	37,252
First Financial Holdings, Inc.	1,100	18,898
First Financial Northwest, Inc.	2,240	22,243
First Merchants Corp.	1,689	30,655
First Midwest Bancorp, Inc.	4,760	88,774
First Niagara Financial Group, Inc.	10,754	138,296
First Place Financial Corp.	1,617	15,200
First South Bancorp, Inc. (North Carolina) (b)	769	9,905
FirstFed Financial Corp. (a) (b)	1,268	10,195
FirstMerit Corp.	7,926	129,273
Flagstar Bancorp, Inc. (b)	4,102	12,347
Flushing Financial Corp.	1,947	36,896
FNB Corp. (b)	8,431	99,317
Fox Chase Bancorp, Inc. (a)	605	6,207
Frontier Financial Corp. (b)	4,608	39,260
Glacier Bancorp, Inc. (b)	5,289	84,571
Greene Bancshares, Inc. (b)	1,112	15,590
Guaranty Bancorp (a)	4,526	16,294
Guaranty Financial Group, Inc.	3,651	19,606
Hancock Holding Co.	2,522	99,089
Hanmi Financial Corp. (b)	3,746	19,517
Harleysville National Corp.	2,671	29,808
Heartland Financial USA, Inc.	1,171	21,300
Heritage Commerce Corp.	1,302	12,890
Home Bancshares, Inc., Cornway, AR	1,057	23,761
Home Federal Bancorp, Inc.	644	6,350
IBERIABANK Corp.	1,262	56,121
Independent Bank Corp. (Massachusetts)	1,470	35,045
Integra Bank Corp.	1,915	14,994
International Bancshares Corp.	5,000	106,850
Investors Bancorp, Inc. (a)	4,319	56,406
Kearny Financial Corp.	2,024	22,264
Lakeland Bancorp, Inc.	1,853	22,570
Lakeland Financial Corp.	1,119	21,351
MainSource Financial Group, Inc.	1,749	27,110
MASSBANK Corp.	370	14,645
MB Financial, Inc.	3,405	76,510
Meridian Interstate Bancorp, Inc. (a)	1,030	10,012
Midwest Banc Holdings, Inc.	1,989	9,686
Nara Bancorp, Inc.	1,968	21,117
NASB Financial, Inc. (b)	367	6,525
National Penn Bancshares, Inc.	7,791	103,464
NBT Bancorp, Inc.	2,997	61,768
NewAlliance Bancshares, Inc.	10,645	132,850
Northfield Bancorp, Inc. (New Jersey) (a) (b)	1,811	19,468
Northwest Bancorp, Inc. (b)	1,690	36,876
OceanFirst Financial Corp.	866	15,631
Old National Bancorp (Indiana)	6,490	92,547
Old Second Bancorp, Inc.	1,238	14,386
Oriental Financial Group, Inc.	2,381	33,953
Oritani Financial Corp. (a)	1,219	19,504
Pacific Capital Bancorp (b)	4,519	62,272
Pacific Continental Corp.	1,045	11,485
PacWest Bancorp	2,194	32,647
Park National Corp. (b)	1,075	57,943
Peapack-Gladstone Financial Corp.	813	17,862
Pennsylvania Commerce Bancorp, Inc. (a)	507	12,193
Peoples Bancorp, Inc.	983	18,657
Pinnacle Financial Partners, Inc. (a) (b)	2,215	44,499
PremierWest Bancorp	1,897	11,078
PrivateBancorp, Inc.	1,737	52,770
Prosperity Bancshares, Inc.	3,842	102,697
Provident Bankshares Corp. (b)	2,863	18,266
Provident Financial Services, Inc.	5,715	80,067
Provident New York Bancorp	3,563	39,407
Renasant Corp.	1,881	27,707
Republic Bancorp, Inc., Class A	874	21,500
Rockville Financial, Inc.	811	10,186
Roma Financial Corp. (b)	941	12,327
S&T Bancorp, Inc. (b)	2,293	66,635
Sanders Morris Harris Group, Inc.	1,569	10,638
Sandy Spring Bancorp, Inc.	1,446	23,975
Santander BanCorp	406	4,308
SCBT Financial Corp.	845	24,133
Seacoast Banking Corp. of Florida (b)	1,342	10,414
Shore Bancshares, Inc.	823	15,407
Sierra Bancorp (b)	699	11,534
Signature Bank (a)	2,919	75,193
Simmons First National Corp., Class A	1,323	37,004
Smithtown Bancorp, Inc.	964	15,665
South Financial Group, Inc. (The) (b)	6,663	26,119
Southside Bancshares, Inc.	1,076	19,841
Southwest Bancorp, Inc.	1,312	15,088
State Bancorp, Inc. (New York)	1,403	17,538
StellarOne Corp.	2,213	32,310
Sterling Bancorp (New York)	1,742	20,817
Sterling Bancshares, Inc.	6,919	62,894
Sterling Financial Corp. (Washington) (b)	4,553	18,849
Suffolk Bancorp	955	28,058
Sun Bancorp, Inc. (New Jersey) (a)	1,413	14,342
Susquehanna Bancshares, Inc.	8,428	115,379
SVB Financial Group (a) (b)	2,907	139,856
SY Bancorp, Inc.	1,140	24,350
Texas Capital Bancshares, Inc. (a)	2,160	34,560
Tompkins Financial Corp.	615	22,878
TowneBank	2,034	30,632
TriCo Bancshares	1,279	14,005
TrustCo Bank Corp. (New York)	6,946	51,539
Trustmark Corp. (b)	4,853	85,655
UCBH Holdings, Inc. (b)	8,978	20,201
UMB Financial Corp.	3,045	156,117
Umpqua Holdings Corp. (b)	5,889	71,434
Union Bankshares Corp.	1,227	18,270
United Bankshares, Inc.	3,711	85,167
United Community Banks, Inc. (b)	3,745	31,945
United Community Financial Corp.	2,516	9,435
United Financial Bancorp, Inc.	1,741	19,447
United Security Bancshares (California) (b)	754	10,963
Univest Corp. of Pennsylvania	1,196	23,753
ViewPoint Financial Group	1,096	16,133
W Holding Co., Inc. (b)	10,292	8,748
Washington Trust Bancorp, Inc.	1,067	21,020
Wauwatosa Holdings, Inc. (a)	969	10,291
WesBanco, Inc.	2,602	44,624
West Bancorporation	1,706	14,842
West Coast Bancorp	1,511	13,100
Westamerica Bancorp (b)	2,844	149,566
Western Alliance Bancorp (a) (b)	1,528	11,857
Westfield Financial, Inc.	3,105	28,100
Wilshire Bancorp, Inc.	1,625	13,926
The accompanying notes are an integral part of these Financial Statements.
10 E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

BANKS (continued)
Wintrust Financial Corp.	2,169	$51,731
WSFS Financial Corp.	612	27,295
Yadkin Valley Financial Corp.	1,123	13,420

		6,481,901
BEVERAGES – 0.1%
Boston Beer Co., Inc., Class A (a)	813	33,073
Coca-Cola Bottling Co. Consolidated	399	14,755
Farmer Brothers Co.	620	13,113
Green Mountain Coffee Roasters, Inc. (a) (b)	1,587	59,624
National Beverage Corp.	928	6,747
Peet’s Coffee & Tea, Inc. (a) (b)	1,282	25,409

		152,721
BIOTECHNOLOGY – 2.5%
Acorda Therapeutics, Inc. (a)	3,201	105,089
Affymax, Inc. (a) (b)	1,027	16,339
Affymetrix, Inc. (a) (b)	6,805	70,023
Alexion Pharmaceuticals, Inc. (a) (b)	3,766	273,035
AMAG Pharmaceuticals, Inc. (a) (b)	1,666	56,811
American Oriental Bioengineering, Inc. (a)	6,050	59,713
Applera Corp. — Celera Genomics Group (a)	7,840	89,062
Arena Pharmaceuticals, Inc. (a) (b)	6,710	34,825
Ariad Pharmaceuticals, Inc. (a)	6,050	14,520
ArQule, Inc. (a)	3,791	12,321
Avant Immunotherapeutics, Inc. (a)	1,463	21,301
Bio-Rad Laboratories, Inc., Class A (a)	1,856	150,132
BioMimetic Therapeutics, Inc. (a) (b)	988	11,777
Cambrex Corp.	2,643	15,514
Clinical Data, Inc. (a)	1,016	14,498
Cougar Biotechnology, Inc. (a)	1,461	34,816
CryoLife, Inc. (a)	2,728	31,208
Cytokinetics, Inc. (a)	3,111	11,542
Enzo Biochem, Inc. (a)	2,862	32,112
Enzon Pharmaceuticals, Inc. (a)	4,060	28,907
Exelixis, Inc. (a)	9,536	47,680
Genomic Health, Inc. (a) (b)	1,259	24,110
GTX, Inc. (a) (b)	1,553	22,286
Halozyme Therapeutics, Inc. (a)	5,938	31,946
Human Genome Sciences, Inc. (a)	12,416	64,687
Idera Pharmaceuticals, Inc.	2,014	29,425
ImmunoGen, Inc. (a)	4,206	12,870
Immunomedics, Inc. (a) (b)	5,354	11,404
Incyte Corp. (a)	6,514	49,572
Integra LifeSciences Holdings Corp. (a) (b)	1,745	77,618
InterMune, Inc. (a) (b)	3,097	40,633
Lexicon Pharmaceuticals, Inc. (a)	7,872	12,595
Martek Biosciences Corp. (a) (b)	3,221	108,580
Maxygen, Inc. (a)	2,249	7,624
Medivation, Inc. (a) (b)	2,498	29,551
Molecular Insight Pharmaceuticals, Inc. (a) (b)	1,733	9,549
Momenta Pharmaceuticals, Inc. (a)	2,320	28,536
Myriad Genetics, Inc. (a) (b)	4,375	199,150
Nanosphere, Inc. (a)	655	5,148
Nektar Therapeutics (a) (b)	8,477	28,398
Novavax, Inc. (a)	5,112	12,729
NPS Pharmaceuticals, Inc. (a)	4,627	20,590
Omrix Biopharmaceuticals, Inc. (a)	1,263	19,880
Optimer Pharmaceuticals, Inc. (a)	2,370	19,221
Orexigen Therapeutics, Inc. (a) (b)	1,964	15,496
PDL BioPharma, Inc.	11,696	124,212
Protalix BioTherapeutics, Inc. (a) (b)	191	518
Regeneron Pharmaceuticals, Inc. (a)	6,080	87,795
Repligen Corp. (a)	3,044	14,368
Rexahn Pharmaceuticals, Inc. (a)	2,862	9,273
RTI Biologics, Inc. (a)	5,267	46,086
Sangamo BioSciences, Inc. (a)	3,589	35,711
Savient Pharmaceuticals, Inc. (a) (b)	5,316	134,495
Seattle Genetics, Inc. (WA) (a)	5,937	50,227
Sequenom, Inc. (a)	4,451	71,038
Tercica, Inc.	1,668	14,728
Third Wave Technologies, Inc. (a)	4,321	48,222
XOMA, Ltd. (a)	12,145	20,525

		2,670,021
BUILDING MATERIALS – 0.7%
Aaon, Inc.	1,302	25,076
Apogee Enterprises, Inc.	2,557	41,321
Builders FirstSource, Inc. (a) (b)	1,423	7,556
Ceradyne, Inc. (a)	2,581	88,528
China Architectural Engineering, Inc. (a) (b)	1,827	17,850
Drew Industries, Inc. (a) (b)	1,931	30,799
Interline Brands, Inc. (a)	3,174	50,562
LSI Industries, Inc.	1,692	13,739
NCI Building Systems, Inc. (a)	1,934	71,036
Quanex Building Products Corp.	3,343	49,677
Simpson Manufacturing Co., Inc. (b)	3,648	86,604
Texas Industries, Inc.	2,290	128,538
Trex Co., Inc. (a) (b)	1,101	12,915
Universal Forest Products, Inc.	1,539	46,108
US Concrete, Inc. (a)	3,099	14,751

		685,060
CHEMICALS – 2.0%
Aceto Corp.	2,395	18,298
American Vanguard Corp.	1,642	20,197
Arch Chemicals, Inc.	2,437	80,786
Balchem Corp.	1,615	37,355
Ferro Corp.	4,034	75,678
H.B. Fuller Co.	5,182	116,284
Hercules, Inc. (b)	11,088	187,720
ICO, Inc. (a)	2,715	16,344
Innophos Holdings, Inc.	1,023	32,685
Innospec, Inc.	2,214	41,667
Landec Corp. (a)	2,003	12,959
Metabolix, Inc. (a) (b)	1,860	18,228
Minerals Technologies, Inc.	1,851	117,705
Myers Industries, Inc.	2,605	21,231
Newmarket Corp.	1,289	85,370
NL Industries, Inc.	632	6,023
Olin Corp.	7,327	191,821
OM Group, Inc. (a)	2,993	98,140
Penford Corp.	1,101	16,383
PolyOne Corp. (a)	9,143	63,727
Quaker Chemical Corp.	1,006	26,820
Raven Industries, Inc.	1,475	48,351
Rockwood Holdings, Inc. (a)	4,086	142,193
Schulman (A.), Inc.	2,486	57,253
Sensient Technologies Corp.	4,711	132,662
ShengdaTech, Inc. (a) (b)	2,787	27,675
Solutia, Inc. (a)	5,956	76,356
Spartech Corp.	2,702	25,480
Stepan Co.	582	26,551
Symyx Technologies, Inc. (a)	3,188	22,252
W.R. Grace & Co. (a)	7,069	166,051
Westlake Chemical Corp.	1,878	27,907
Zep, Inc.	2,049	30,489
Zoltek Cos., Inc. (a) (b)	2,697	65,402

		2,134,043
COAL – 0.3%
International Coal Group, Inc. (a) (b)	12,467	162,694
James River Coal Co. (a)	2,482	145,669
National Coal Corp. (a)	2,516	22,317
Westmoreland Coal Co. (a)	931	19,653

		350,333
COMMERCIAL SERVICES – 5.8%
Aaron Rents, Inc. (b)	4,448	99,324
ABM Industries, Inc.	4,286	95,363
ACCO Brands Corp. (a)	5,017	56,341
Actuant Corp., Class A	5,476	171,673
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 11

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

COMMERCIAL SERVICES (continued)
Administaff, Inc.	1,965	$54,804
Advance America Cash Advance Centers, Inc.	4,897	24,877
Advisory Board Co. (The) (a)	1,670	65,681
Albany Molecular Research, Inc. (a)	2,359	31,304
American Public Education, Inc. (a) (b)	1,079	42,124
Arbitron, Inc.	2,673	126,967
Bankrate, Inc. (a) (b)	1,247	48,720
BearingPoint, Inc. (a) (b)	17,904	14,502
Bowne & Co., Inc.	2,544	32,436
Capella Education Co. (a) (b)	1,395	83,212
Cardtronics, Inc. (a)	1,080	9,580
CBIZ, Inc. (a)	4,376	34,789
CDI Corp.	1,187	30,197
Cenveo, Inc. (a) (b)	4,991	48,762
Chemed Corp.	2,211	80,945
China Direct, Inc. (a)	668	4,903
Coinstar, Inc. (a)	2,737	89,527
Consolidated Graphics, Inc. (a)	976	48,088
Corinthian Colleges, Inc. (a) (b)	8,056	93,530
Cornell Cos., Inc. (a)	980	23,628
CorVel Corp. (a)	730	24,725
CoStar Group, Inc. (a) (b)	1,914	85,077
CRA International, Inc. (a)	975	35,246
Cross Country Healthcare, Inc. (a)	3,034	43,720
Deluxe Corp.	5,048	89,955
Dice Holdings, Inc. (a) (b)	1,655	13,670
Dollar Financial Corp. (a)	2,375	35,886
Dollar Thrifty Automotive Group (a)	1,996	18,862
DynCorp International, Inc., Class A (a)	2,302	34,875
Electro Rent Corp.	2,111	26,472
Emergency Medical Services Corp., Class A (a) (b)	856	19,371
Euronet Worldwide, Inc. (a)	4,619	78,061
Exlservice Holdings, Inc. (a)	1,390	19,502
Exponent, Inc. (a)	1,376	43,220
First Advantage Corp., Class A (a)	1,007	15,961
Forrester Research, Inc. (a)	1,522	46,999
Gartner, Inc., Class A (a)	5,887	121,979
Geo Group, Inc. (The) (a)	4,998	112,455
Gevity HR, Inc.	2,254	12,127
Global Cash Access Holdings, Inc. (a)	4,073	27,941
Great Lakes Dredge & Dock Co. (b)	3,902	23,841
GSI Commerce, Inc. (a) (b)	2,301	31,363
H&E Equipment Services, Inc. (a) (b)	1,640	19,713
Hackett Group, Inc. (The) (a)	4,036	23,167
Healthcare Services Group, Inc. (b)	4,217	64,133
Healthspring, Inc. (a)	4,843	81,750
Heartland Payment Systems, Inc.	2,392	56,451
Heidrick & Struggles International, Inc. (b)	1,598	44,169
Hill International, Inc. (a)	2,295	37,730
HMS Holdings Corp. (a)	2,449	52,580
Hudson Highland Group, Inc. (a)	2,399	25,118
Huron Consulting Group, Inc. (a)	1,882	85,330
ICF International, Inc. (a)	651	10,820
ICT Group, Inc. (a)	747	6,125
Interactive Data Corp.	3,586	90,116
j2 Global Communications, Inc. (a)	4,353	100,119
Jackson Hewitt Tax Service, Inc. (b)	2,701	33,006
K12, Inc. (a)	557	11,937
Kelly Services, Inc., Class A	2,572	49,717
Kendle International, Inc. (a)	1,199	43,560
Kenexa Corp. (a)	2,244	42,277
Kforce, Inc. (a)	2,987	25,360
Korn/Ferry International (a)	4,281	67,340
Landauer, Inc.	828	46,567
Learning Tree International, Inc. (a)	876	14,980
LECG Corp. (a)	2,261	19,761
Lincoln Educational Services Corp. (a)	379	4,408
Live Nation, Inc. (a)	7,428	78,588
MAXIMUS, Inc. (b)	1,828	63,651
Mcgrath Rentcorp	2,168	53,311
Midas, Inc. (a)	1,246	16,821
Mobile Mini, Inc. (a)	3,188	63,760
Monro Muffler, Inc.	1,458	22,584
MPS Group, Inc. (a)	9,244	98,264
Multi-Color Corp.	750	15,743
Navigant Consulting Co. (a)	4,735	92,617
Net 1 UEPS Technologies, Inc. (a)	4,407	107,090
Odyssey Marine Exploration, Inc. (a) (b)	3,790	15,008
On Assignment, Inc. (a)	3,319	26,618
Parexel International Corp. (a)	5,550	146,021
PeopleSupport, Inc. (a)	1,960	16,660
Perficient, Inc. (a)	2,701	26,092
PharmaNet Development Group, Inc. (a)	1,606	25,327
PHH Corp. (a)	5,307	81,462
Pre-Paid Legal Services, Inc. (a) (b)	756	30,709
PRG-Schultz International, Inc. (a)	1,469	13,823
Princeton Review, Inc. (a)	1,309	8,849
Protection One, Inc. (a) (b)	602	5,057
Providence Service Corp. (The) (a)	1,113	23,495
Rent-A-Center, Inc. (a) (b)	6,540	134,528
Resources Connection, Inc.	4,460	90,761
Riskmetrics Group, Inc. (a)	1,916	37,630
Rollins, Inc.	3,817	56,568
RSC Holdings, Inc. (a) (b)	4,663	43,179
Sotheby’s (b)	6,602	174,095
Spherion Corp. (a)	5,200	24,024
Stamps.com, Inc. (a)	1,390	17,347
Standard Parking Corp. (a)	964	17,545
Starent Networks Corp. (a) (b)	2,915	36,671
Steiner Leisure, Ltd. (a)	1,497	42,440
Stewart Enterprises, Inc., Class A	8,536	61,459
SuccessFactors, Inc. (a) (b)	2,240	24,528
Team, Inc. (a)	1,809	62,085
TeleTech Holdings, Inc. (a)	3,756	74,970
TNS, Inc. (a)	2,398	57,456
TrueBlue, Inc. (a)	4,086	53,976
Universal Technical Institute, Inc. (a) (b)	1,897	23,637
Valassis Communications, Inc. (a)	4,710	58,969
Viad Corp.	1,871	48,253
VistaPrint, Ltd. (a) (b)	4,327	115,791
Volt Information Sciences, Inc. (a)	1,216	14,483
Watson Wyatt Worldwide Inc., Class A	4,182	221,186
World Fuel Services Corp.	2,816	61,783
Wright Express Corp. (a)	3,803	94,314

		6,108,047
COMPUTERS – 2.5%
3D Systems Corp. (a)	1,714	16,283
3PAR, Inc. (a) (b)	2,669	20,925
Ansoft Corp. (a)	1,418	51,615
Black Box Corp.	1,541	41,900
CACI International, Inc., Class A (a)	2,952	135,113
CIBER, Inc. (a)	5,062	31,435
Cogo Group, Inc. (a)	2,524	22,994
COMSYS IT Partners, Inc. (a)	1,616	14,738
Cray, Inc. (a)	2,993	13,888
Digimarc Corp. (a)	1,983	28,079
Echelon Corp. (a) (b)	2,859	31,163
Electronics For Imaging, Inc. (a)	5,212	76,095
Extreme Networks, Inc. (a)	10,923	31,021
Hutchinson Technology, Inc. (a)	2,131	28,641
Hypercom Corp. (a)	4,977	21,899
iGATE Corp. (a)	2,043	16,610
Imation Corp.	2,929	67,133
Immersion Corp. (a) (b)	2,727	18,571
Integral Systems, Inc.	833	32,237
InterVoice, Inc. (a)	3,572	20,360
Isilon Systems, Inc. (a) (b)	2,413	10,714
Jack Henry & Associates, Inc.	7,332	158,664
Limelight Networks Inc. (a)	1,797	6,865
The accompanying notes are an integral part of these Financial Statements.
12 E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

COMPUTERS (continued)
Magma Design Automation, Inc. (a)	3,609	$21,907
Manhattan Associates, Inc. (a)	2,376	56,382
Maxwell Technologies, Inc. (a)	1,788	18,989
Mentor Graphics Corp. (a)	8,897	140,573
Mercury Computer Systems, Inc. (a)	2,172	16,355
MICROS Systems, Inc. (a)	7,983	243,402
MTS Systems Corp.	1,719	61,678
NCI, Inc., Class A (a)	637	14,575
NetScout Systems, Inc. (a)	2,887	30,833
Palm, Inc. (b)	10,509	56,644
Perot Systems Corp., Class A (a)	8,477	127,240
QAD, Inc.	1,415	9,580
Quantum Corp. (a)	17,407	23,499
Quest Software, Inc. (a)	7,092	105,033
Rackable Systems, Inc. (a)	2,705	36,247
Radiant Systems, Inc. (a)	2,422	25,988
RadiSys Corp. (a)	1,957	17,730
Rimage Corp. (a)	931	11,535
Riverbed Technology, Inc. (a)	5,497	75,419
ScanSource, Inc. (a)	2,575	68,907
Secure Computing Corp. (a)	4,296	17,785
SI International, Inc. (a)	1,190	24,919
Sigma Designs, Inc. (a) (b)	2,403	33,378
Silicon Storage Technology, Inc. (a)	8,841	24,490
Smart Modular Technologies WWH, Inc. (a)	4,623	17,706
Sonic Solutions, Inc. (a)	2,060	12,278
SonicWALL, Inc. (a)	5,450	35,153
SRA International, Inc., Class A (a)	4,168	93,613
STEC, Inc. (a) (b)	2,984	30,646
Stratasys, Inc. (a) (b)	1,831	33,800
Super Micro Computer, Inc. (a)	2,167	15,992
SYKES Enterprises, Inc. (a)	3,033	57,202
Synaptics, Inc. (a) (b)	2,221	83,798
Syntel, Inc. (b)	1,161	39,149
Tyler Technologies, Inc. (a)	3,591	48,730
Virtusa Corp. (a)	429	4,346

		2,632,444
COMPUTERS, PERIPHERAL & SOFTWARE – 0.7%
Actuate Corp. (a)	5,584	21,833
Art Technology Group, Inc. (a)	11,360	36,352
Bottomline Technologies, Inc. (a)	1,903	18,516
Compellent Technologies, Inc. (a)	1,384	15,694
Data Domain, Inc. (a)	3,238	75,543
Digi International, Inc. (a)	2,304	18,086
DivX, Inc. (a)	2,141	15,715
ENGlobal Corp. (a)	2,653	37,779
i2 Technologies, Inc. (a) (b)	1,427	17,738
infoGROUP, Inc.	3,116	13,679
Knot, Inc. (The) (a) (b)	2,547	24,910
Monotype Imaging Holdings Inc. (a) (b)	1,071	13,045
Move, Inc. (a)	12,579	29,309
Ness Technologies, Inc. (a)	3,844	38,901
Netezza Corp. (a)	3,865	44,370
Netgear, Inc. (a)	3,464	48,011
Phase Forward, Inc. (a)	4,194	75,366
Raser Technologies, Inc. (a) (b)	4,416	43,012
Rightnow Technologies, Inc. (a)	2,725	37,251
Smith Micro Software, Inc. (a) (b)	2,732	15,572
Ultimate Software Group, Inc. (a)	2,411	85,904
Vignette Corp. (a)	2,364	28,368

		754,954
COSMETICS / PERSONAL CARE – 0.2%
Chattem, Inc. (a) (b)	1,684	109,544
Elizabeth Arden, Inc. (a)	2,248	34,125
Inter Parfums, Inc.	1,190	17,843

		161,512
DISTRIBUTION / WHOLESALE – 0.7%
Beacon Roofing Supply, Inc. (a)	4,082	43,310
BMP Sunstone Corp. (a) (b)	2,594	14,786
Brightpoint, Inc. (a)	4,516	32,967
Chindex International. Inc, (a)	1,082	15,873
Columbus McKinnon Corp. (NY) (a)	1,697	40,864
Comfort Systems USA, Inc.	3,776	50,749
Core-Mark Holding Co., Inc. (a) (b)	845	22,139
Houston Wire & Cable Co. (b)	1,744	34,706
MWI Veterinary Supply, Inc. (a)	1,005	33,276
Owens & Minor, Inc.	4,030	184,131
Pool Corp.	4,687	83,241
United Stationers, Inc. (a)	2,294	84,763
Watsco, Inc. (b)	2,290	95,722

		736,527
DIVERSIFED FINANCIAL SERVICES – 1.8%
Advanta Corp., Class B	3,292	20,707
Asset Acceptance Capital Corp.	1,472	17,988
BGC Partners, Inc., Class A (a)	614	4,636
Broadpoint Securities Group, Inc. (a)	2,368	4,736
Calamos Asset Management, Inc., Class A	1,811	30,841
Centerline Holding Co. (b)	5,017	8,378
Cohen & Steers, Inc. (b)	1,612	41,864
CompuCredit Corp. (a) (b)	1,876	11,256
Credit Acceptance Corp. (a) (b)	472	12,064
Diamond Hill Investment Group, Inc. (a)	201	16,784
Doral Financial Corp. (a)	527	7,136
Duff & Phelps Corp., Class A (a)	847	14,026
Encore Capital Group, Inc. (a)	1,482	13,086
Epoch Holding Corp. (b)	801	7,297
Evercore Partners, Inc., Class A	808	7,676
FCStone Group, Inc. (a)	2,225	62,144
Federal Agricultural Mortgage Corp., Class C	951	23,566
Financial Federal Corp.	2,389	52,462
First Marblehead Corp. (The)	6,775	17,412
Friedman Billings Ramsey Group, Inc., Class A (b)	13,050	19,575
GAMCO Investors, Inc., Class A	742	36,818
GFI Group, Inc.	5,924	53,375
Gladstone Capital Corp. (b)	1,857	28,301
Gladstone Investment Corp.	2,164	13,915
Greenhill & Co., Inc. (b)	1,611	86,768
IndyMac Bancorp, Inc.	9,890	6,132
Interactive Brokers Group, Inc., Class A (a)	3,980	127,877
International Assets Holding Corp. (a)	413	12,415
KBW, Inc. (a) (b)	2,630	54,125
Knight Capital Group, Inc., Class A (a)	9,211	165,614
LaBranche & Co, Inc. (a)	4,903	34,713
Ladenburg Thalmann Financial Services, Inc. (a) (b)	9,032	13,638
MarketAxess Holdings, Inc. (a)	2,862	21,637
MCG Capital Corp.	6,468	25,743
MVC Capital, Inc. (b)	2,186	29,926
National Financial Partners Corp. (b)	3,872	76,743
Nelnet, Inc., Class A	1,614	18,125
NewStar Financial, Inc. (a) (b)	2,344	13,853
NGP Capital Resources Co. (b)	1,916	29,526
Ocwen Financial Corp. (a)	3,345	15,554
OptionsXpress Holdings, Inc.	4,039	90,231
Penson Worldwide, Inc. (a)	1,340	16,013
Phoenix Cos., Inc. (The)	11,215	85,346
Piper Jaffray Cos. (a)	1,836	53,850
Portfolio Recovery Associates, Inc. (a) (b)	1,404	52,650
Pzena Investment Management, Inc., Class A (b)	546	6,967
Resource America, Inc., Class A	1,217	11,342
S1 Corp. (a)	4,651	35,208
Stifel Financial Corp. (a)	2,307	79,338
SWS Group, Inc.	2,386	39,631
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 13

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

DIVERSIFED FINANCIAL SERVICES (continued)
Thomas Weisel Partners Group, Inc. (a)	1,988	$10,874
TradeStation Group, Inc. (a)	3,150	31,973
US Global Investors, Inc., Class A	1,089	18,241
Westwood Holdings Group, Inc.	526	20,935
World Acceptance Corp. (a)	1,615	54,377

		1,865,408
ELECTRIC – 2.0%
Allete, Inc.	2,566	107,772
Avista Corp.	5,200	111,592
Black Hills Corp.	3,765	120,706
Central Vermont Public Service Corp.	939	18,188
CH Energy Group, Inc.	1,546	54,991
Cleco Corp.	5,901	137,670
El Paso Electric Co. (a)	4,389	86,902
Empire District Electric Co. (The)	3,308	61,330
EnerNOC, Inc. (a) (b)	947	16,999
IDACORP, Inc.	4,434	128,098
Integrated Electrical Services, Inc. (a)	758	13,038
ITC Holdings Corp.	4,844	247,577
MGE Energy, Inc.	2,164	70,590
NorthWestern Corp.	3,820	97,104
Ormat Technologies, Inc. (b)	1,755	86,311
Otter Tail Corp. (b)	2,946	114,393
Pike Electric Corp. (a)	1,638	27,207
PNM Resources, Inc. (b)	7,541	90,190
Portland General Electric Co.	6,130	138,048
Synthesis Energy Systems, Inc. (a)	1,888	16,992
U.S. Geothermal, Inc. (a)	6,079	17,872
UIL Holdings Corp.	2,471	72,672
UniSource Energy Corp.	3,261	101,124
Westar Energy, Inc.	10,277	221,058

		2,158,424
ELECTRICAL COMPONENTS & EQUIPMENT – 1.6%
Advanced Battery Technologies, Inc. (a)	4,072	23,495
Advanced Energy Industries, Inc. (a)	2,992	40,990
American Superconductor Corp. (a) (b)	4,117	147,594
Beacon Power Corp. (a)	8,694	18,083
Belden, Inc.	4,289	145,311
Bookham, Inc. (a)	9,876	16,690
Capstone Turbine Corp. (a)	14,272	59,800
China BAK Battery, Inc. (a)	2,963	13,956
Coleman Cable, Inc. (a)	774	7,988
Eagle Test Systems, Inc. (a)	1,130	12,656
Encore Wire Corp. (b)	1,787	37,867
Energy Conversion Devices, Inc. (a)	3,970	292,351
EnerSys (a)	2,694	92,216
Fushi Copperweld, Inc. (a)	1,413	33,530
GrafTech International, Ltd. (a)	10,118	271,466
Graham Corp.	486	36,017
Greatbatch, Inc. (a)	2,061	35,655
Harbin Electric, Inc. (a)	614	8,725
Insteel Industries, Inc.	1,685	30,852
Littelfuse, Inc. (a)	2,055	64,835
Medis Technologies, Ltd. (a)	2,022	6,814
Microtune, Inc. (a)	4,908	16,982
Orion Energy Systems, Inc. (a) (b)	793	7,930
Powell Industries, Inc. (a)	727	36,648
Power-One, Inc. (a)	6,838	12,924
PowerSecure International, Inc. (a)	1,658	12,037
Superior Essex, Inc. (a)	1,944	86,761
Ultralife Corp. (a)	1,231	13,159
Universal Display Corp. (a) (b)	2,835	34,927
Valence Technology, Inc. (a)	4,970	22,017
Vicor Corp.	1,873	18,693

		1,658,969
ELECTRONICS – 2.9%
Actel Corp. (a)	2,347	39,547
Agilysys, Inc.	2,202	24,971
American Science & Engineering, Inc. (b)	846	43,594
Analogig Corp.	1,313	82,811
ATMI, Inc. (a)	3,146	87,836
Axsys Technologies, Inc. (a)	855	44,494
Badger Meter, Inc.	1,429	72,207
Barnes Group, Inc.	4,688	108,246
Bel Fuse, Inc., Class B	1,096	27,082
Benchmark Electronics, Inc. (a)	6,613	108,056
Brady Corp., Class A	4,923	169,991
Checkpoint Systems, Inc. (a)	3,888	81,181
China Security & Surveillance Technology, Inc. (a)	2,634	35,506
Cogent, Inc. (a)	3,867	43,968
Coherent, Inc. (a)	2,315	69,195
CTS Corp.	3,040	30,552
Cubic Corp.	1,442	32,128
Cymer, Inc. (a)	2,975	79,968
Daktronics, Inc.	3,214	64,826
Diodes, Inc. (a)	2,676	73,965
Dionex Corp. (a)	1,795	119,134
Electro Scientific Industries, Inc. (a)	2,595	36,771
Excel Technology, Inc. (a)	995	22,208
FARO Technologies, Inc. (a)	1,494	37,604
FEI Co. (a)	3,574	81,416
ICx Technologies, Inc. (a)	1,343	9,804
II-VI, Inc. (a)	2,393	83,564
KEMET Corp. (a)	7,743	25,087
L-1 Identity Solutions, Inc. (a)	6,381	84,995
LaBarge, Inc. (a)	1,195	15,535
Measurement Specialties, Inc. (a)	1,281	22,533
Methode Electronics, Inc., Class A	3,371	35,227
Microvision, Inc. (a)	5,563	15,298
Multi-Fineline Electronix, Inc. (a) (b)	772	21,361
Newport Corp. (a)	3,528	40,184
NVE Corp. (a)	454	14,374
OSI Systems, Inc. (a)	1,368	29,303
OYO Geospace Corp. (a)	372	21,926
Park Electrochemical Corp.	1,994	48,474
Photon Dynamics, Inc. (a)	1,740	26,239
Plexus Corp. (a)	4,156	115,038
Rofin-Sinar Technologies, Inc. (a)	2,801	84,590
Rogers Corp. (a)	1,757	66,046
Sanmina-SCI Corp. (a)	52,042	66,614
Stoneridge, Inc. (a)	1,309	22,332
Taser International, Inc. (a) (b)	5,578	27,834
Technitrol, Inc.	4,012	68,164
TTM Technologies, Inc. (a)	3,890	51,387
Varian, Inc. (a)	2,894	147,768
Watts Water Technologies, Inc., Class A	2,683	66,807
Woodward Governor Co.	5,755	205,223
Zygo Corp. (a)	1,507	14,814

		3,047,778
ENERGY — ALTERNATE SOURCES – 0.4%
Akeena Solar, Inc. (a)	2,048	11,510
Ascent Solar Technologies, Inc. (a)	731	7,566
Aventine Renewable Energy Holdings, Inc. (a) (b)	2,775	12,210
Clean Energy Fuels Corp. (a) (b)	2,136	24,543
Comverge, Inc. (a) (b)	2,139	29,903
Ener1, Inc. (a)	3,521	26,126
Evergreen Energy, Inc. (a) (b)	7,715	13,424
Evergreen Solar, Inc. (a) (b)	10,370	100,485
FuelCell Energy, Inc. (a) (b)	6,109	43,374
Greenhunter Energy, Inc. (a)	420	5,737
Headwaters, Inc. (a) (b)	4,116	48,445
Pacific Ethanol, Inc. (a)	3,280	5,937
The accompanying notes are an integral part of these Financial Statements.
14 E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

ENERGY – ALTERNATE SOURCES (continued)
Plug Power, Inc. (a)	7,853	$18,455
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	6,799	20,941
VeraSun Energy Corp. (a) (b)	10,057	41,535

		410,191
ENGINEERING & CONSTRUCTION – 0.6%
Dycom Industries, Inc. (a)	3,625	52,635
EMCOR Group, Inc. (a)	6,652	189,782
Granite Construction, Inc.	3,245	102,315
Insituform Technologies, Inc., Class A (a)	2,515	38,303
Layne Christensen Co. (a)	1,879	82,281
Michael Baker Corp. (a)	665	14,550
Orion Marine Group, Inc. (a)	2,114	29,871
Perini Corp. (a) (b)	2,662	87,979
Stanley, Inc. (a)	737	24,704
Sterling Construction Co., Inc. (a)	1,130	22,442
VSE Corp.	392	10,780

		655,642
ENTERTAINMENT – 0.8%
Bally Technologies, Inc. (a)	5,362	181,236
Bluegreen Corp. (a)	1,939	11,731
Churchill Downs, Inc.	871	30,372
Cinemark Holdings, Inc. (b)	2,582	33,721
Dover Downs Gaming & Entertainment, Inc.	1,349	8,661
Dover Motorsports, Inc.	1,486	7,564
Elixir Gaming Technologies, Inc. (a)	6,637	7,964
Great Wolf Resorts, Inc. (a)	2,829	12,363
Isle of Capri Casinos, Inc. (a) (b)	1,530	7,329
Macrovision Solutions Corp. (a)	8,082	120,908
National CineMedia, Inc.	3,730	39,762
Pinnacle Entertainment, Inc. (a) (b)	5,877	61,650
RealNetworks, Inc. (a)	8,943	59,024
Rick’s Cabaret International, Inc. (a)	591	9,929
Shuffle Master, Inc. (a)	3,248	16,045
Six Flags, Inc. (a) (b)	6,505	7,481
Speedway Motorsports, Inc.	1,284	26,168
Steinway Musical Instruments (a)	740	19,536
Vail Resorts, Inc. (a) (b)	3,066	131,317

		792,761
ENVIRONMENTAL CONTROL – 1.0%
American Ecology Corp.	1,445	42,671
Calgon Carbon Corp. (a) (b)	4,010	61,995
Casella Waste Systems, Inc., Class A (a)	2,037	24,831
Clean Harbors, Inc. (a)	1,936	137,572
Darling International, Inc. (a)	7,988	131,962
EnergySolutions, Inc.	3,254	72,727
Fuel Tech, Inc. (a) (b)	1,596	28,122
Met-Pro Corp.	1,474	19,678
Metalico, Inc. (a)	2,370	41,522
Mine Safety Appliances Co.	3,039	121,530
Rentech, Inc. (a)	15,778	29,978
Tetra Tech, Inc. (a)	5,768	130,472
Waste Connections, Inc. (a)	6,510	207,864
Waste Services, Inc. (a)	1,793	12,623

		1,063,547
FOOD – 1.7%
American Dairy, Inc. (a)	632	4,955
Arden Group, Inc., Class A	117	14,828
B&G Foods, Inc., Class A	1,970	18,400
Cal-Maine Foods, Inc. (b)	1,162	38,334
Calavo Growers, Inc.	1,016	12,446
Chiquita Brands International, Inc. (a) (b)	4,244	64,381
Diamond Foods, Inc.	1,573	36,242
Flowers Foods, Inc.	7,579	214,789
Fresh Del Monte Produce, Inc. (a) (b)	4,111	96,896
Great Atlantic & Pacific Tea Co. (a)	3,457	78,889
Hain Celestial Group, Inc. (a)	3,972	93,263
HQ Sustainable Maritime Industries, Inc. (a)	653	8,652
Imperial Sugar Co.	1,048	16,275
Ingles Markets, Inc., Class A	1,148	26,783
J&J Snack Foods Corp.	1,295	35,496
Lance, Inc. (b)	2,752	51,655
Lifeway Foods, Inc. (a)	473	5,624
M&F Worldwide Corp. (a) (b)	1,248	49,059
Nash Finch Co. (b)	1,237	42,392
Pilgrim’s Pride Corp.	4,421	57,429
Ralcorp Holdings, Inc. (a) (b)	2,523	124,737
Ruddick Corp.	4,126	141,563
Sanderson Farms, Inc. (b)	1,987	68,591
Seaboard Corp.	31	48,081
Smart Balance, Inc. (a)	6,140	44,269
Spartan Stores, Inc.	2,054	47,242
Tootsie Roll Industries, Inc. (b)	2,332	58,610
TreeHouse Foods, Inc. (a)	3,059	74,211
United Natural Foods, Inc. (a) (b)	4,203	81,874
Village Super Market, Class A	290	11,188
Weis Markets, Inc.	1,144	37,146
Winn-Dixie Stores, Inc. (a)	5,300	84,906
Zhongpin, Inc. (a)	1,808	22,600

		1,811,806
FOREST PRODUCTS & PAPER – 0.5%
AbitibiBowater, Inc. (b)	4,794	44,728
Boise, Inc. (a)	4,032	15,523
Buckeye Technologies, Inc. (a)	3,504	29,644
Deltic Timber Corp.	945	50,567
Glatfelter	4,434	59,903
Kapstone Paper and Packaging Corp. (a)	1,757	11,719
Louisiana-Pacific Corp.	10,124	85,953
Mercer International, Inc. (a)	2,938	21,976
Neenah Paper, Inc.	1,366	22,826
Rock-Tenn Co., Class A	3,736	112,043
Schweitzer-Mauduit International, Inc.	1,432	24,129
Verso Paper Corp. (a)	1,372	11,607
Wausau Paper Corp.	4,099	31,603
Xerium Technologies, Inc.	1,829	7,243

		529,464
GAS – 0.3%
Chesapeake Utilities Corp.	667	17,155
EnergySouth, Inc. (b)	640	31,398
Laclede Group, Inc. (The)	2,139	86,351
Nicor, Inc.	4,425	188,461

		323,365
HAND / MACHINE TOOLS – 0.4%
Baldor Electric Co. (b)	4,520	158,110
Franklin Electric Co., Inc.	2,241	86,906
K-Tron International, Inc. (a)	237	30,715
Regal-Beloit Corp.	3,153	133,214
Thermadyne Holdings Corp. (a)	1,311	19,390

		428,335
HEALTH CARE – 5.2%
Abiomed, Inc. (a) (b)	2,984	52,966
Accuray, Inc. (a) (b)	3,537	25,785
Air Methods Corp. (a)	962	24,050
Alliance Imaging, Inc. (a)	2,352	20,392
Almost Family, Inc. (a)	623	16,572
Alphatec Holdings, Inc. (a)	2,444	9,971
Amedisys, Inc. (a)	2,596	130,907
American Medical Systems Holdings, Inc. (a) (b)	7,132	106,623
AMERIGROUP Corp. (a)	5,248	109,158
AMN Healthcare Services, Inc. (a)	3,199	54,127
AmSurg Corp. (a)	3,085	75,120
Angiodynamics, Inc. (a)	2,370	32,279
Apria Healthcare Group, Inc. (a)	4,300	83,377
ArthroCare Corp. (a) (b)	2,543	103,780
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 15

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

HEALTH CARE (continued)
Assisted Living Concepts Inc., Class A (a)	5,061	$27,836
athenahealth, Inc. (a)	2,024	62,258
Atrion Corp.	147	14,087
Bio-Reference Labs, Inc. (a)	984	21,953
Bruker BioSciences Corp. (a)	4,948	63,582
Caliper Life Sciences, Inc. (a)	4,684	12,131
Cantel Medical Corp. (a)	1,062	10,747
Capital Senior Living Corp. (a)	2,017	15,208
Cardiac Science Corp. (a)	1,906	15,629
CardioNet, Inc. (a)	440	11,717
Centene Corp. (a)	4,033	67,714
Cepheid, Inc. (a)	5,580	156,910
Columbia Laboratories, Inc. (a)	4,589	15,144
Conceptus, Inc. (a) (b)	2,711	50,126
CONMED Corp. (a)	2,808	74,552
Cyberonics, Inc. (a) (b)	2,105	45,679
Cynosure, Inc., Class A (a)	700	13,874
Datascope Corp.	1,289	60,583
DexCom, Inc. (a)	2,571	15,529
Emeritus Corp. (a)	1,929	28,202
Ensign Group, Inc.	415	4,773
ev3, Inc. (a) (b)	6,890	65,317
Exactech, Inc. (a)	690	17,740
Five Star Quality Care, Inc. (a)	3,119	14,753
Genoptix, Inc. (a)	815	25,713
Gentiva Health Services, Inc. (a)	2,488	47,396
Haemonetics Corp. (Mass) (a)	2,521	139,815
Hanger Orthopedic Group, Inc. (a)	2,250	37,103
Hansen Medical, Inc. (a) (b)	1,671	27,939
HEALTHSOUTH Corp. (a) (b)	7,752	128,916
Healthways, Inc. (a)	3,445	101,972
ICU Medical, Inc. (a)	1,191	27,250
Immucor, Inc. (a)	6,865	177,666
Insulet Corp. (a)	1,797	28,267
Invacare Corp.	3,144	64,263
IRIS International, Inc. (a)	1,804	28,233
Kensey Nash Corp. (a)	708	22,691
Kindred Healthcare, Inc. (a)	2,670	76,789
LHC Group, Inc. (a)	1,337	31,085
Life Sciences Research, Inc. (a)	855	24,145
Luminex Corp. (a) (b)	3,609	74,165
Magellan Health Services, Inc. (a)	3,969	146,972
Masimo Corp. (a)	4,515	155,090
Medcath Corp. (a)	1,559	28,031
Medical Action Industries, Inc. (a)	1,278	13,253
Mentor Corp. (b)	3,125	86,938
Meridian Bioscience, Inc.	3,936	105,957
Merit Medical Systems, Inc. (a)	2,526	37,132
Micrus Endovascular Corp. (a)	1,383	19,390
Molina Healthcare, Inc. (a) (b)	1,259	30,644
National Healthcare Corp.	832	38,131
Natus Medical, Inc. (a)	2,702	56,580
Nighthawk Radiology Holdings, Inc. (a) (b)	1,943	13,756
NuVasive, Inc. (a) (b)	3,486	155,685
NxStage Medical, Inc. (a) (b)	1,862	7,150
Odyssey HealthCare, Inc. (a)	3,114	30,330
OraSure Technologies, Inc. (a)	4,258	15,925
Orthofix International NV (a)	1,675	48,491
Orthovita, Inc. (a)	6,490	13,305
Palomar Medical Technologies, Inc. (a)	1,701	16,976
PSS World Medical, Inc. (a)	5,785	94,296
Psychiatric Solutions, Inc. (a)	5,433	205,585
Quidel Corp. (a)	2,647	43,728
Radnet, Inc. (a)	2,090	12,958
RehabCare Group, Inc. (a)	1,604	25,712
Res-Care, Inc. (a)	2,246	39,934
Sirona Dental Systems, Inc. (a) (b)	1,544	40,020
Skilled Healthcare Group, Inc., Class A (a)	2,065	27,712
Somanetics Corp. (a)	1,260	26,712
SonoSite, Inc. (a) (b)	1,474	41,287
Spectranetics Corp. (a)	2,838	27,983
Stereotaxis, Inc. (a) (b)	2,412	12,928
STERIS Corp.	5,873	168,907
Sun Healthcare Group, Inc. (a)	3,970	53,158
Sunrise Senior Living, Inc. (a)	4,399	98,890
SurModics, Inc. (a) (b)	1,510	67,708
Symmetry Medical, Inc. (a)	3,254	52,780
Synovis Life Technologies, Inc. (a)	1,221	22,991
Thoratec Corp. (a)	5,340	92,863
TomoTherapy, Inc. (a)	4,013	35,836
Trans1, Inc. (a) (b)	1,195	18,009
Triple-S Management Corp., Class B (a) (b)	1,260	20,601
U.S. Physical Therapy, Inc. (a)	1,162	19,068
Virtual Radiologic Corp. (a) (b)	399	5,287
Vision-Sciences, Inc. (a)	1,649	6,184
Vital Images, Inc. (a)	1,639	20,389
Vital Signs, Inc.	788	44,743
Vnus Medical Technologies, Inc. (a)	1,275	25,513
Volcano Corp. (a)	4,626	56,437
West Pharmaceutical Services, Inc.	3,169	137,154
Wright Medical Group, Inc. (a)	3,643	103,498
Zoll Medical Corp. (a)	2,048	68,956

		5,532,122
HOLDING COMPANIES – 0.0%
Triarc Cos., Inc., Class B (b)	5,592	35,397
HOME BUILDERS – 0.3%
Amrep Corp.	158	7,519
Beazer Homes USA, Inc. (b)	3,523	19,623
Brookfield Homes Corp. (b)	1,041	12,783
Cavco Industries, Inc. (a)	634	20,751
Champion Enterprises, Inc. (a)	7,098	41,523
Fleetwood Enterprises, Inc. (a) (b)	6,028	15,793
Hovnanian Enterprises, Inc., Class A (a)	4,186	22,939
M/I Homes, Inc.	1,116	17,555
Meritage Homes Corp. (a)	2,774	42,082
Palm Harbor Homes, Inc. (a)	891	4,927
Ryland Group, Inc.	4,153	90,577
Skyline Corp.	644	15,134
Standard-Pacific Corp. (b)	5,834	19,719
Winnebago Industries (b)	2,624	26,739

		357,664
HOME FURNISHINGS – 0.4%
American Woodmark Corp. (b)	1,089	23,011
Audiovox Corp., Class A (a)	1,535	15,074
DTS, Inc. (a)	1,718	53,808
Ethan Allen Interiors, Inc. (b)	2,412	59,335
Furniture Brands International, Inc. (b)	4,293	57,354
Hooker Furniture Corp.	1,097	19,000
Kimball International, Inc., Class B	3,129	25,908
La-Z-Boy, Inc.	4,737	36,238
Sealy Corp. (b)	4,123	23,666
Tempur-Pedic International, Inc. (b)	6,752	52,733
Universal Electronics, Inc. (a)	1,299	27,149

		393,276
HOUSEHOLD PRODUCTS / WARE – 0.6%
American Greetings Corp., Class A	4,416	54,493
Blyth, Inc.	2,130	25,624
Central Garden & Pet Co., Class A (a)	6,293	25,801
CSS Industries, Inc.	722	17,487
Ennis, Inc.	2,359	36,918
Fossil, Inc. (a)	4,446	129,245
Helen of Troy, Ltd. (a)	2,690	43,363
Libbey, Inc.	1,327	9,873
National Presto Industries, Inc.	440	28,239
Prestige Brands Holdings, Inc. (a)	3,087	32,907
Russ Berrie & Co., Inc. (a)	1,533	12,218
Spectrum Brands, Inc. (a) (b)	3,426	8,736
Standard Register Co. (The)	1,686	15,899
Tupperware Brands Corp.	6,076	207,921

		648,724
The accompanying notes are an integral part of these Financial Statements.
16 E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

INSURANCE – 3.3%
AMBAC Financial Group, Inc.	28,119	$37,679
AmCOMP, Inc. (a)	1,232	11,975
American Equity Investment Life Holding Co.	5,242	42,722
American Physicians Capital, Inc.	749	36,281
American Safety Insurance Holdings, Ltd. (a)	1,039	14,941
Amerisafe, Inc. (a)	1,733	27,624
AmTrust Financial Services, Inc.	1,552	19,555
Argo Group International Holdings, Ltd. (a)	3,009	100,982
Aspen Insurance Holdings, Ltd.	8,371	198,142
Assured Guaranty, Ltd. (b)	5,467	98,351
Baldwin & Lyons, Inc., Class B	764	13,355
CastlePoint Holdings, Ltd.	3,278	29,797
Citizens, Inc. (a) (b)	3,189	19,548
CNA Surety Corp. (a)	1,483	18,745
Crawford & Co., Class B (a)	2,165	17,298
Darwin Professional Underwriters, Inc. (a) (b)	708	21,806
Delphi Financial Group, Inc., Class A	3,902	90,292
Donegal Group, Inc., Class A	1,227	19,472
eHealth, Inc. (a)	2,443	43,143
EMC Insurance Group, Inc.	549	13,220
Employers Holdings, Inc. (b)	4,844	100,271
Enstar Group Ltd. (a) (b)	497	43,488
FBL Financial Group, Inc., Class A	1,327	26,381
First Acceptance Corp. (a)	1,552	4,966
First Mercury Financial Corp. (a)	1,424	25,119
Flagstone Reinsurance Holdings, Ltd.	2,952	34,804
Fpic Insurance Group, Inc. (a)	810	36,709
Greenlight Capital Re, Ltd., Class A (a)	2,823	64,534
Hallmark Financial Services (a)	423	4,090
Harleysville Group, Inc.	1,311	44,351
Hilb, Rogal & Hamilton Co.	3,567	155,022
Horace Mann Educators Corp.	3,661	51,327
Independence Holding Co.	582	5,686
Infinity Property & Casualty Corp.	1,521	63,152
IPC Holdings, Ltd.	5,252	139,441
Kansas City Life Insurance Co.	428	17,869
LandAmerica Financial Group, Inc. (b)	1,447	32,109
Life Partners Holdings, Inc.	580	11,588
Maiden Holdings, Ltd.	4,816	30,822
Max Capital Group, Ltd.	5,534	118,040
Meadowbrook Insurance Group, Inc. (a)	3,121	16,541
Montpelier Re Holdings, Ltd.	9,153	135,007
National Interstate Corp. (b)	488	8,969
National Western Life Insurance Co., Class A	208	45,448
Navigators Group, Inc. (a)	1,291	69,779
NYMAGIC, Inc.	547	10,481
Odyssey Re Holdings Corp.	2,414	85,697
Platinum Underwriters Holdings, Ltd.	4,796	156,398
PMA Capital Corp., Class A (a)	2,991	27,547
PMI Group, Inc. (The)	7,961	15,524
Presidential Life Corp.	1,991	30,701
Primus Guaranty, Ltd. (a) (b)	2,283	6,644
ProAssurance Corp. (a)	3,142	151,162
ProCentury Corp.	1,315	20,830
Quanta Capital Holdings, Ltd.	6,875	18,150
Radian Group, Inc.	7,884	11,432
RLI Corp.	1,829	90,481
Safety Insurance Group, Inc.	1,496	53,332
SCPIE Holdings, Inc. (a)	844	23,624
SeaBright Insurance Holdings, Inc. (a)	1,918	27,773
Selective Insurance Group	5,225	98,021
State Auto Financial Corp.	1,330	31,827
Stewart Information Services Corp.	1,586	30,673
Tower Group, Inc.	1,838	38,947
United America Indemnity, Ltd., Class A (a)	2,230	29,815
United Fire & Casualty Co.	2,231	60,081
Universal American Financial Corp. (a)	3,855	39,398
Validus Holdings, Ltd.	6,316	134,215
Zenith National Insurance Corp.	3,645	128,158

		3,481,352
INTERNET COMPANIES – 2.5%
1-800-Flowers.Com, Inc., Class A (a)	2,325	14,996
Ariba, Inc. (a)	8,380	123,270
AsiaInfo Holdings, Inc. (a)	3,395	40,129
Bidz.com, Inc. (a)	567	4,938
Blue Coat Systems, Inc. (a)	2,937	41,441
Blue Nile, Inc. (a)	1,205	51,237
China Information Security Technology, Inc. (a)	2,246	12,712
Chordiant Software, Inc. (a)	2,942	14,710
CMGI, Inc. (a)	4,804	50,922
CNET Networks, Inc. (a)	14,938	171,638
Cogent Communications Group, Inc. (a)	4,663	62,484
comScore, Inc. (a) (b)	1,762	38,447
Constant Contact, Inc. (a)	1,992	37,549
CyberSource Corp. (a)	6,762	113,128
DealerTrack Holdings, Inc. (a)	4,179	58,966
Digital River, Inc. (a)	3,639	140,393
Drugstore.Com (a)	8,190	15,561
EarthLink, Inc. (a) (b)	10,757	93,048
Entrust, Inc. (a)	6,006	17,658
eResearch Technology, Inc. (a)	4,237	73,893
Global Sources, Ltd. (a)	1,593	24,179
HSW International, Inc. (a) (b)	1,253	3,634
iBasis, Inc.	3,059	10,034
Infospace, Inc.	3,049	25,398
Internap Network Services Corp. (a) (b)	4,344	20,330
Internet Brands, Inc., Class A (a)	2,173	14,407
Internet Capital Group, Inc. (a)	3,564	27,550
Interwoven, Inc. (a)	4,464	53,613
Keynote Systems, Inc. (a)	1,122	14,451
Liquidity Services, Inc. (a)	1,433	16,522
LoopNet, Inc. (a) (b)	2,500	28,250
Mercadolibre, Inc. (a) (b)	2,497	86,122
NetFlix, Inc. (a) (b)	3,793	98,884
NIC, Inc.	3,550	24,247
NutriSystem, Inc.	2,994	42,335
Online Resources Corp. (a)	2,412	20,140
Orbitz Worldwide, Inc. (a) (b)	3,310	16,583
Overstock.Com, Inc. (a) (b)	1,518	39,392
PC-Tel, Inc.	2,045	19,612
Safeguard Scientifics, Inc. (a)	11,148	13,824
Sapient Corp. (a)	8,606	55,251
Shutterfly, Inc. (a)	1,928	23,541
Sourcefire, Inc. (a) (b)	1,962	15,166
SupportSoft, Inc. (a)	4,535	14,739
TechTarget (a)	1,363	14,393
TeleCommunication Systems, Inc., Class A (a)	3,298	15,270
Terremark Worldwide, Inc. (a)	4,932	26,929
TheStreet.com, Inc.	1,735	11,295
thinkorswim Group, Inc. (a) (b)	4,823	34,002
TIBCO Software, Inc. (a)	18,278	139,827
Trizetto Group (a)	4,227	90,373
United Online, Inc.	6,750	67,703
Valueclick, Inc. (a)	9,329	141,334
Vasco Data Security International, Inc. (a) (b)	2,323	24,461
Vocus, Inc. (a)	1,574	50,636
Websense, Inc. (a)	4,424	74,500
Website Pros, Inc. (a)	2,708	22,558

		2,598,605
INVESTMENT COMPANIES – 0.2%
Ampal-American Israel Corp., Class A (a) (b)	1,611	7,266
Ares Capital Corp.	9,524	96,002
BlackRock Kelso Capital Corp.	971	9,186
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 17

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

INVESTMENT COMPANIES (continued)
Compass Diversified Trust	2,052	$23,454
FTD Group, Inc.	1,764	23,514
Harris & Harris Group, Inc. (a)	2,285	13,710
Hercules Technology Growth Capital, Inc.	3,152	28,147
Kohlberg Capital Corp.	1,353	13,530
Medallion Financial Corp.	1,455	13,706
Prospect Capital Corp. (b)	2,575	33,939

		262,454
IRON / STEEL – 0.2%
China Precision Steel, Inc. (a)	1,682	7,384
Esmark, Inc. (a)	1,545	29,540
General Steel Holdings, Inc. (a)	1,055	16,585
Gibraltar Industries, Inc.	2,635	42,081
Olympic Steel, Inc.	885	67,189
Sutor Technology Group, Ltd. (a)	747	5,281
Universal Stainless & Alloy Products, Inc. (a)	612	22,668

		190,728
LEISURE TIME – 0.6%
Ambassadors Group, Inc.	1,871	27,915
Brunswick Corp.	8,586	91,012
Callaway Golf Co.	6,129	72,506
Life Time Fitness, Inc. (a) (b)	3,413	100,854
Marine Products Corp.	1,140	7,524
Nautilus, Inc.	2,909	14,778
Polaris Industries, Inc. (b)	3,230	130,427
Town Sports International Holdings, Inc. (a)	1,498	13,991
WMS Industries, Inc. (a) (b)	4,301	128,041

		587,048
LODGING – 0.2%
Ameristar Casinos, Inc. (b)	2,271	31,385
Gaylord Entertainment Co. (a) (b)	4,004	95,936
Lodgian, Inc. (a)	1,728	13,530
Marcus Corp.	1,951	29,167
Monarch Casino & Resort, Inc. (a)	1,107	13,063
Morgans Hotel Group Co. (a) (b)	2,645	27,244
Riviera Holdings Corp. (a)	937	9,511

		219,836
MACHINERY – 1.9%
Alamo Group, Inc.	606	12,477
Albany International Corp., Class A	2,909	84,361
Altra Holdings, Inc. (a)	2,588	43,504
Applied Industrial Technologies, Inc.	4,146	100,209
Astec Industries, Inc. (a)	1,690	54,317
Briggs & Stratton Corp. (b)	4,858	61,599
Cascade Corp.	888	37,580
Chart Industries, Inc. (a)	2,776	135,025
Cognex Corp.	4,107	94,666
DXP Enterprises, Inc. (a)	351	14,616
Flow International Corp. (a)	3,436	26,801
Gehl Co. (a)	991	14,657
Gerber Scientific, Inc. (a)	2,094	23,830
Gorman-Rupp Co. (The)	1,323	52,708
Hurco Cos., Inc. (a) (b)	514	15,877
Intermec, Inc. (a) (b)	6,034	127,197
Intevac, Inc. (a)	2,052	23,147
iRobot Corp. (a) (b)	1,754	24,100
Kadant, Inc. (a)	1,261	28,499
Key Technology, Inc. (a)	551	17,527
Lindsay Corp.	1,168	99,245
Middleby Corp. (a) (b)	1,662	72,978
NACCO Industries, Inc., Class A	582	43,272
Nordson Corp.	3,302	240,683
Presstek, Inc. (a)	2,704	13,412
Robbins & Myers, Inc.	2,749	137,093
Sauer-Danfoss, Inc.	956	29,779
Tecumseh Products Co., Class A (a)	1,597	52,350
Tennant Co.	1,495	44,955
TurboChef Technologies, Inc. (a)	1,813	8,666
Twin Disc, Inc.	842	17,623
Wabtec Corp.	4,745	230,702

		1,983,455
MANUFACTURERS – 0.5%
AZZ, Inc. (a)	1,074	42,853
China Fire & Security Group, Inc. (a)	1,372	11,045
Colfax Corp. (a)	2,113	53,015
EnPro Industries, Inc. (a)	1,905	71,133
Federal Signal Corp.	4,705	56,460
Flanders Corp. (a)	1,576	9,535
Freightcar America, Inc. (b)	1,130	40,115
Lancaster Colony Corp.	1,891	57,259
LSB Industries, Inc. (a) (b)	1,702	33,700
Lydall, Inc. (a)	1,626	20,406
Park-Ohio Holdings Corp. (a)	739	10,908
Peerless Mfg. Co. (a)	635	29,762
Polypore International, Inc. (a) (b)	1,460	36,982
Tredegar Corp.	2,489	36,588

		509,761
MANUFACTURING – 0.7%
Acuity Brands, Inc.	3,980	191,358
American Railcar Industries, Inc.	903	15,152
Blount International, Inc. (a)	3,509	40,739
ESCO Technologies, Inc. (a)	2,543	119,318
GenTek, Inc. (a)	798	21,458
Hexcel Corp. (a)	9,405	181,517
Koppers Holdings, Inc.	2,042	85,499
Reddy Ice Holdings, Inc. (b)	2,011	27,510
Smith & Wesson Holding Corp. (a)	2,888	15,046
Standex International Corp.	1,147	23,789

		721,386
MEDIA – 0.8%
AH Belo Corp., Class A	1,503	8,567
Belo Corp., Class A	8,736	63,860
Charter Communications, Inc., Class A (a) (b)	36,293	38,108
Citadel Broadcasting Corp. (a)	17,948	21,896
CKX, Inc. (a)	5,157	45,124
Courier Corp.	929	18,654
Cox Radio, Inc., Class A (a)	2,778	32,780
Crown Media Holdings, Inc., Class A (a) (b)	1,295	6,138
Cumulus Media, Inc., Class A (a)	2,618	10,315
DG FastChannel, Inc. (a) (b)	1,452	25,047
Dolan Media (a)	2,149	39,112
Entercom Communications Corp., Class A	2,743	19,256
Entravision Communication Corp., Class A (a)	5,657	22,741
Fisher Communications, Inc. (a)	575	19,803
GateHouse Media, Inc. (b)	2,175	5,351
Global Traffic Network, Inc. (a)	1,160	10,370
Gray Television, Inc.	3,978	11,417
Idearc, Inc.	14,448	33,953
Journal Communications, Inc., Class A	3,880	18,702
Lee Enterprises, Inc. (b)	4,089	16,315
Lin TV Corp., Class A (a)	2,561	15,264
Martha Stewart Living Omnimedia, Class A (a) (b)	2,471	18,285
McClatchy Co., Class A	5,576	37,805
Media General Inc., Class A (b)	1,963	23,458
Mediacom Communications Corp., Class A (a)	4,338	23,165
Outdoor Channel Holdings, Inc. (a)	1,577	11,007
Playboy Enterprises, Inc., Class B (a)	1,975	9,757
PRIMEDIA, Inc.	2,469	11,506
R.H. Donnelley Corp. (a)	6,743	20,229
Scholastic Corp. (a)	2,358	67,580
Sinclair Broadcast Group, Inc., Class A	5,136	39,034
TiVo, Inc. (a)	9,989	61,632
The accompanying notes are an integral part of these Financial Statements.
18 E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

MEDIA (continued)
Value Line, Inc.	119	$3,957
Westwood One, Inc. (a)	6,545	8,116
World Wrestling Entertainment, Inc., Class A	1,986	30,723

		849,027
METAL FABRICATE / HARDWARE – 0.9%
AM Castle & Co.	1,617	46,262
Ampco-Pittsburgh Corp.	811	36,073
CIRCOR International, Inc.	1,649	80,784
Dynamic Materials Corp. (b)	1,235	40,693
Furmanite Corp. (a)	3,570	28,489
Haynes International, Inc. (a)	1,083	62,327
Kaydon Corp.	2,713	139,475
Ladish Co., Inc. (a)	1,370	28,208
Lawson Products	375	9,293
LB Foster Co., Class A (a)	964	32,005
Mueller Water Products, Inc., Class A	11,286	91,078
NN, Inc.	1,554	21,663
Northwest Pipe Co. (a)	823	45,923
Omega Flex, Inc.	305	4,636
RBC Bearings, Inc. (a)	2,135	71,138
Sun Hydraulics Corp.	1,027	33,141
TriMas Corp. (a)	1,235	7,398
Worthington Industries, Inc. (b)	6,305	129,253

		907,839
METALS — DIVERSIFIED – 0.5%
Ameron International Corp.	898	107,742
Griffon Corp. (a)	2,750	24,090
Gulf Island Fabrication, Inc.	1,192	58,325
Matthews International Corp., Class A	3,057	138,360
Mueller Industries, Inc.	3,637	117,111
RTI International Metals, Inc. (a)	2,254	80,287

		525,915
MINING – 1.0%
Allied Nevada Gold Corp. (a)	4,413	25,992
AMCOL International Corp.	2,528	71,947
Apex Silver Mines Ltd. (a) (b)	5,452	26,769
Brush Engineered Materials, Inc. (a)	1,999	48,817
Coeur d’Alene Mines Corp. (a) (b)	54,004	156,612
Compass Minerals International, Inc.	3,175	255,778
General Moly, Inc. (a) (b)	6,149	48,393
Hecla Mining Co. (a) (b)	12,487	115,630
Horsehead Holding Corp. (a)	3,423	41,624
Kaiser Aluminum Corp.	1,545	82,704
Royal Gold, Inc.	2,866	89,878
Stillwater Mining Co. (a) (b)	3,855	45,605
United States Lime & Minerals, Inc. (a)	174	6,885
Uranium Resources, Inc. (a) (b)	4,812	17,756
USEC, Inc. (a) (b)	10,898	66,260

		1,100,650
OFFICE / BUSINESS EQUIPMENT – 0.3%
Herman Miller, Inc.	5,501	136,920
HNI Corp.	4,356	76,927
IKON Office Solutions, Inc.	7,939	89,552
Knoll, Inc.	4,465	54,250

		357,649
OIL & GAS – 1.2%
Abraxas Petroleum Corp. (a)	4,115	22,262
American Oil & Gas, Inc. (a)	3,596	14,096
Arena Resources, Inc. (a)	3,445	181,965
BMB Munai, Inc. (a)	3,658	21,728
Cano Petroleum, Inc. (a)	3,792	30,108
Cheniere Energy, Inc. (a)	4,758	20,792
Complete Production Services, Inc. (a)	4,706	171,392
CVR Energy, Inc. (a)	2,254	43,390
Delek US Holdings, Inc.	1,084	9,984
Double Eagle Petroleum Co. (a)	799	14,566
Endeavour International Corp. (a)	11,145	24,185
Energy XXI (Bermuda) Ltd. (a)	6,835	47,298
Geoglobal Resources, Inc. (a) (b)	2,779	5,919
GeoMet, Inc. (a)	1,667	15,803
GeoResources, Inc. (a)	538	9,910
GMX Resources, Inc. (a) (b)	1,434	106,259
Gran Tierra Energy, Inc. (a)	9,357	74,575
Gulfport Energy Corp. (a)	2,570	42,328
Houston American Energy Corp. (a)	1,461	16,392
Mitcham Industries, Inc. (a)	960	16,397
Northern Oil and Gas, Inc. (a)	1,921	25,511
Oilsands Quest, Inc. (a) (b)	16,170	105,105
Panhandle Oil & Gas, Inc.	717	24,278
Quest Resource Corp. (a)	1,964	22,409
RAM Energy Resources, Inc. (a)	3,532	22,252
Rex Energy Corp. (a)	1,643	43,375
Sulphco, Inc. (a)	4,091	9,287
Tri-Valley Corp. (a)	2,197	16,324
TXCO Resources, Inc. (a)	3,108	36,550
Vaalco Energy, Inc. (a)	5,344	45,264
Venoco, Inc. (a)	1,984	46,049

		1,285,753
OIL & GAS PRODUCERS – 3.7%
APCO Argentina, Inc. (b)	375	10,856
Approach Resources, Inc. (a)	778	20,843
ATP Oil & Gas Corp. (a) (b)	2,723	107,477
Berry Petroleum Co., Class A	4,184	246,354
Bois D’ARC Energy, Inc. (a)	1,902	46,238
BPZ Resources, Inc. (a) (b)	5,863	172,372
Carrizo Oil & Gas, Inc. (a)	2,678	182,345
Clayton Williams Energy, Inc. (a)	532	58,493
Concho Resources Inc. (a)	4,879	181,987
Contango Oil & Gas Co. (a)	1,287	119,588
Energy Partners, Ltd. (a)	3,128	46,670
FX Energy, Inc. (a)	3,292	17,349
Gasco Energy, Inc. (a)	9,187	38,126
Goodrich Petroleum Corp. (a) (b)	1,971	163,435
Grey Wolf, Inc. (a)	17,532	158,314
Harvest Natural Resources, Inc. (a)	3,098	34,264
McMoRan Exploration Co. (a) (b)	4,947	136,141
Meridian Resources Corp. (The) (a)	8,065	23,792
New Jersey Resources Corp.	4,110	134,192
Northwest Natural Gas Co.	2,589	119,767
Parallel Petroleum Corp. (a)	4,056	81,647
Parker Drilling Co. (a)	11,072	110,831
Penn Virginia Corp.	4,076	307,412
Petroleum Development Corp. (a)	1,455	96,743
Petroquest Energy, Inc. (a) (b)	4,251	114,352
Pioneer Drilling Co. (a)	4,881	91,812
RPC, Inc.	3,023	50,786
South Jersey Industries, Inc.	2,914	108,867
Southwest Gas Corp.	4,242	126,115
Stone Energy Corp. (a)	2,790	183,889
Swift Energy Co. (a)	2,993	197,718
Toreador Resources Corp. (a)	1,451	12,377
W-H Energy Services, Inc. (a)	3,033	290,379
Warren Resources, Inc. (a)	5,712	83,852
WD-40 Co.	1,485	43,436

		3,918,819
OIL & GAS SERVICES – 3.7%
Allis-Chalmers Energy, Inc. (a)	2,746	48,879
Alon USA Energy, Inc. (b)	1,195	14,292
Aquila, Inc. (a)	36,861	138,966
Atlas America, Inc.	3,382	152,359
Basic Energy Services, Inc. (a)	4,044	127,386
Bill Barrett Corp. (a)	3,590	213,282
Bolt Technology Corp. (a)	844	19,049
Brigham Exploration Co. (a)	4,219	66,787
Bronco Drilling Co., Inc. (a)	2,399	44,094
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 19

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

OIL & GAS SERVICES (continued)
Cal Dive International, Inc. (a)	4,332	$61,904
Callon Petroleum Co. (a)	1,884	51,546
CARBO Ceramics, Inc.	2,012	117,400
Comstock Resources, Inc. (a)	4,465	376,980
Crosstex Energy, Inc. (b)	3,942	136,630
Dawson Geophysical Co. (a)	711	42,276
Delta Petroleum Corp. (a) (b)	5,919	151,053
Dril-Quip, Inc. (a)	3,031	190,953
EXCO Resources, Inc. (a) (b)	7,298	269,369
Flotek Industries, Inc. (a) (b)	2,068	42,642
Geokinetics, Inc. (a)	630	11,409
Hornbeck Offshore Services, Inc. (a)	2,272	128,391
ION Geophysical Corp. (a) (b)	8,290	144,661
Lufkin Industries, Inc.	1,449	120,673
Matrix Service Co. (a)	2,395	55,229
NATCO Group, Inc., Class A (a)	1,960	106,879
Natural Gas Services Group, Inc. (a)	1,185	36,119
Newpark Resources, Inc. (a)	8,291	65,167
Piedmont Natural Gas Co., Inc. (b)	7,196	188,247
Rosetta Resources, Inc. (a)	5,041	143,669
Superior Well Services, Inc. (a)	1,618	51,307
T-3 Energy Services, Inc. (a)	1,222	97,112
Trico Marine Services, Inc. (a)	1,243	45,270
Union Drilling, Inc. (a)	1,193	25,864
Western Refining, Inc.	2,927	34,656
WGL Holdings, Inc.	4,849	168,454
Willbros Group, Inc. (a)	3,807	166,785

		3,855,739

PACKAGING & CONTAINERS – 0.2%
AEP Industries, Inc. (a)	505	8,772
Bway Holding Co. (a)	733	6,311
Graphic Packaging Holding Co. (a)	14,166	28,615
Silgan Holdings, Inc.	2,471	125,379

		169,077

PHARMACEUTICALS – 3.5%
Abaxis, Inc. (a)	1,962	47,343
Acadia Pharmaceuticals, Inc. (a) (b)	2,861	10,557
Acura Pharmaceuticals, Inc. (a)	799	6,352
Adolor Corp. (a)	4,512	24,726
Akorn, Inc. (a) (b)	5,077	16,805
Alexza Pharmaceuticals, Inc. (a)	1,871	7,372
Align Technology, Inc. (a)	6,076	63,737
Alkermes, Inc. (a)	9,037	111,697
Allos Therapeutics, Inc. (a)	5,192	35,877
Allscripts Healthcare Solutions, Inc. (a)	5,593	69,409
Alnylam Pharmaceuticals, Inc. (a) (b)	3,486	93,181
Alpharma, Inc., Class A (a)	4,340	97,780
Amicus Therapeutics, Inc. (a) (b)	461	4,923
Ardea Biosciences, Inc. (a)	1,058	13,563
Array Biopharma, Inc. (a)	4,334	20,370
Auxilium Pharmaceuticals, Inc. (a) (b)	4,033	135,589
Bentley Pharmaceuticals, Inc. (a)	1,823	29,441
Biodel, Inc. (a) (b)	1,052	13,676
BioForm Medical, Inc. (a)	997	4,028
Cadence Pharmaceuticals, Inc. (a)	1,490	9,074
Caraco Pharm Labs, Inc. (a)	904	11,933
Cell Genesys, Inc. (a)	7,087	18,426
China Sky One Medical, Inc. (a)	728	8,103
Cubist Pharmaceuticals, Inc. (a)	5,527	98,712
CV Therapeutics, Inc. (a)	5,475	45,059
Cypress Bioscience, Inc. (a)	3,603	25,906
Cytori Therapeutics, Inc. (a)	1,952	12,649
Dendreon Corp. (a) (b)	9,136	40,655
Depomed, Inc. (a)	4,708	15,113
Discovery Laboratories, Inc. (a)	7,801	12,872
Durect Corp. (a)	6,400	23,488
Dyax Corp.	5,451	16,898
Emergent Biosolutions, Inc. (a)	1,326	13,167
Geron Corp. (a) (b)	6,720	23,184
HealthExtras, Inc. (a)	3,231	97,382
I-Flow Corp. (a)	1,891	19,194
Idenix Pharmaceuticals, Inc. (a)	2,290	16,648
Indevus Pharmaceuticals, Inc. (a) (b)	5,621	8,825
Inspire Pharmaceuticals, Inc. (a)	4,138	17,711
Isis Pharmaceuticals, Inc. (a) (b)	8,845	120,557
Javelin Pharmaceuticals, Inc. (a) (b)	3,920	9,094
Jazz Pharmaceuticals, Inc. (a) (b)	583	4,320
K-V Pharmaceuticals Co., Class A (a)	3,140	60,696
Ligand Pharmaceuticals, Inc., Class B (a)	7,671	19,945
Mannatech, Inc. (b)	1,519	8,263
Mannkind Corp. (a) (b)	4,907	14,721
MAP Pharmaceuticals, Inc. (a)	534	5,516
Medarex, Inc. (a)	12,511	82,698
Medicines Co. (The) (a)	5,098	101,042
Medicis Pharmaceutical Corp., Class A	5,532	114,955
Middlebrook Pharmaceuticals, Inc. (a)	3,513	11,874
Nabi Biopharmaceuticals (a)	4,745	18,695
Neogen Corp. (a)	1,412	32,321
Neurocrine Biosciences, Inc. (a)	3,503	14,678
Noven Pharmaceuticals, Inc. (a)	2,238	23,924
Obagi Medical Products, Inc. (a)	1,738	14,860
Omega Protein Corp. (a)	1,800	26,910
Onyx Pharmaceuticals, Inc. (a) (b)	5,448	193,949
Opko Health, Inc. (a)	4,704	7,150
OSI Pharmaceuticals, Inc. (a)	5,607	231,681
Osiris Therapeutics, Inc. (a)	1,177	15,124
Pain Therapeutics, Inc. (a)	3,298	26,054
Par Pharmaceutical Cos., Inc. (a)	3,145	51,043
PetMed Express, Inc. (a)	1,970	24,133
Pharmasset, Inc. (a)	1,534	28,962
PharMerica Corp. (a)	2,981	67,341
POZEN, Inc. (a) (b)	2,326	25,307
Progenics Pharmaceuticals, Inc. (a)	2,610	41,421
Questcor Pharmaceuticals, Inc. (a)	5,294	24,564
Rigel Pharmaceuticals, Inc. (a)	3,576	81,032
Salix Pharmaceuticals, Ltd. (a)	4,349	30,573
Schiff Nutrition International, Inc.	914	5,118
Sciele Pharma, Inc. (a) (b)	3,435	66,467
Sucampo Pharmaceuticals, Inc., Class A (a)	895	9,603
Synta Pharmaceuticals Corp. (a) (b)	1,640	10,004
Synutra International, Inc. (a) (b)	1,016	32,837
Targacept, Inc. (a)	1,777	12,919
Theravance, Inc. (a)	5,072	60,205
United Therapeutics, Inc. (a)	2,207	215,734
USANA Health Sciences, Inc. (a)	777	20,878
Valeant Pharmaceuticals international (a) (b)	6,836	116,964
ViroPharma, Inc. (a)	6,453	71,370
Vivus, Inc. (a)	5,382	35,952
XenoPort, Inc. (a)	2,463	96,131
Zymogenetics, Inc. (a) (b)	3,545	29,849

		3,658,859

REAL ESTATE – 0.2%
Avatar Holdings, Inc. (a) (b)	527	15,963
Consolidated — Tomoka Land Co.	554	23,301
Forestar Real Estate Group, Inc. (a)	3,491	66,504
FX Real Estate and Entertainment, Inc. (a) (b)	698	1,326
Grubb & Ellis Co.	3,491	13,440
Hilltop Holdings, Inc. (a)	4,374	45,096
Meruelo Maddux Properties, Inc. (a)	4,217	9,193
Stratus Properties, Inc. (a)	456	7,930
Thomas Properties Group, Inc.	2,189	21,540

		204,293

REAL ESTATE INVESTMENT TRUST (REIT) – 5.5%
Acadia Realty Trust	3,162	73,200
Agree Realty Corp.	728	16,052
Alexander’s, Inc. (a)	196	60,878
American Campus Communities, Inc.	3,908	108,799
American Capital Agency Corp.	979	16,290
The accompanying notes are an integral part of these Financial Statements.
20 E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

REAL ESTATE INVESTMENT TRUST (REIT) (continued)
Anthracite Capital, Inc. (b)	5,372	$37,819
Anworth Mortgage Asset Corp.	7,456	48,538
Arbor Realty Trust, Inc. (b)	1,317	11,813
Ashford Hospitality Trust, Inc.	11,737	54,225
Associated Estates Realty Corp.	1,450	15,529
BioMed Realty Trust, Inc.	7,031	172,470
Capital Trust, Inc., Class A	1,578	30,313
CapLease, Inc. (b)	4,012	30,050
Capstead Mortgage Corp.	5,254	57,006
Care Investment Trust, Inc.	1,301	12,268
Cedar Shopping Centers, Inc.	3,982	46,669
Chimera Investment Corp.	2,995	26,985
Cogdell Spencer, Inc.	1,034	16,802
Colonial Properties Trust	4,649	93,073
Corporate Office Properties Trust SBI MD	3,810	130,797
Cousins Properties, Inc. (b)	4,561	105,359
DCT Industrial Trust, Inc.	16,832	139,369
DiamondRock Hospitality Co.	9,290	101,168
DuPont Fabros Technology, Inc.	1,167	21,753
EastGroup Properties, Inc.	2,440	104,676
Education Realty Trust, Inc.	2,520	29,358
Entertainment Properties Trust (b)	3,002	148,419
Equity Lifestyle Properties, Inc.	1,994	87,736
Equity One, Inc.	3,270	67,199
Extra Space Storage, Inc.	7,787	119,608
FelCor Lodging Trust, Inc.	6,166	64,743
First Industrial Realty Trust, Inc. (b)	4,343	119,302
First Potomac Realty Trust	2,232	34,016
Franklin Street Properties Corp.	5,790	73,186
Getty Realty Corp.	1,598	23,027
Glimcher Realty Trust (b)	3,295	36,838
Gramercy Capital Corp (New York) (b)	3,806	44,112
Healthcare Realty Trust, Inc. (b)	4,973	118,208
Hersha Hospitality Trust	3,760	28,388
Highwoods Properties, Inc.	5,618	176,518
Home Properties, Inc.	3,101	149,034
Inland Real Estate Corp.	5,620	81,040
Investors Real Estate Trust	5,628	53,691
JER Investors Trust, Inc. (b)	2,386	15,032
Kite Realty Group Trust	1,923	24,038
LaSalle Hotel Properties	3,932	98,805
Lexington Realty Trust (b)	4,739	64,593
LTC Properties, Inc.	2,208	56,436
Maguire Properties, Inc. (b)	3,748	45,613
Medical Properties Trust, Inc.	6,505	65,831
MFA Mortgage Investments, Inc.	14,878	97,005
Mid-America Apartment Communities, Inc.	2,572	131,275
Mission West Properties, Inc.	1,811	19,849
Monmouth Real Estate Investment Corp., Class A	1,938	12,403
National Health Investors, Inc.	2,153	61,382
National Retail Properties, Inc.	7,200	150,480
Newcastle Investment Corp. (b)	5,174	36,270
NorthStar Realty Finance Corp. (b)	5,735	47,715
Omega Healthcare Investors, Inc.	6,784	112,954
One Liberty Properties, Inc.	782	12,754
Parkway Properties, Inc./MD	1,481	49,954
Pennsylvania Real Estate Investment Trust	3,450	79,833
Post Properties, Inc.	4,324	128,639
Potlatch Corp.	3,861	174,208
PS Business Parks, Inc.	1,429	73,736
RAIT Financial Trust (b)	5,622	41,715
Ramco-Gershenson Properties	1,713	35,185
Realty Income Corp. (b)	9,930	226,007
Redwood Trust, Inc. (b)	3,220	73,384
Resource Capital Corp. (b)	2,030	14,636
Saul Centers, Inc. (b)	988	46,426
Senior Housing Properties Trust	9,306	181,746
Sovran Self Storage, Inc.	2,142	89,022
Strategic Hotels & Resorts, Inc.	6,875	64,419
Sun Communities, Inc.	1,476	26,907
Sunstone Hotel Investors, Inc. (b)	5,756	95,550
Tanger Factory Outlet Centers (b)	3,091	111,060
U-Store-It Trust	4,854	58,005
Universal Health Realty Income Trust	1,087	32,610
Urstadt Biddle Properties, Inc., Class A	1,958	28,704
Washington Real Estate Investment Trust (b)	4,844	145,562
Winthrop Realty Trust	4,664	16,790

		5,832,857
RETAIL – 4.5%
99 Cents Only Stores (a)	4,323	28,532
Aeropostale, Inc. (a)	6,556	205,399
AFC Enterprises (a)	2,282	18,233
America’s Car-Mart, Inc. (a)	983	17,615
Asbury Automotive Group, Inc.	3,129	40,208
Bebe Stores, Inc.	3,762	36,153
Big 5 Sporting Goods Corp.	2,092	15,836
BJ’s Restaurants, Inc. (a)	1,656	16,113
Blockbuster, Inc., Class A (a) (b)	17,258	43,145
Bob Evans Farms, Inc.	3,038	86,887
Borders Group, Inc. (b)	5,930	35,580
Brown Shoe Co., Inc.	4,069	55,135
Buckle, Inc. (The)	1,516	69,327
Buffalo Wild Wings, Inc. (a)	1,745	43,328
Build-A-Bear Workshop, Inc. (a)	1,365	9,923
Cabela’s, Inc. (a) (b)	3,452	38,007
Cache, Inc. (a)	907	9,705
California Pizza Kitchen, Inc. (a)	2,309	25,838
Casey’s General Stores, Inc.	4,971	115,178
Cash America International, Inc.	2,855	88,505
Casual Male Retail Group, Inc. (a)	3,330	10,156
Cato Corp. (The) Class A	2,755	39,231
CBRL Group, Inc.	1,995	48,897
CEC Entertainment, Inc. (a)	1,979	55,432
Charlotte Russe Holding, Inc. (a)	1,885	33,478
Charming Shoppes, Inc. (a)	10,487	48,135
Cheesecake Factory, Inc. (The) (a)	6,574	104,592
Chico’s FAS, Inc. (a)	17,297	92,885
Children’s Place Retail Stores, Inc. (The) (a) (b)	2,289	82,633
Christopher & Banks Corp.	3,338	22,698
Circuit City Stores, Inc.	16,548	47,824
Citi Trends, Inc. (a)	1,278	28,959
CKE Restaurants, Inc.	4,753	59,270
Coldwater Creek, Inc. (a)	5,579	29,457
Collective Brands, Inc. (a) (b)	6,266	72,873
Conn’s, Inc. (a) (b)	1,123	18,047
CSK Auto Corp. (a)	3,960	41,501
Denny’s Corp. (a)	8,992	25,537
Dillard’s, Inc., Class A	5,592	64,699
DineEquity, Inc. (b)	1,612	60,224
Domino’s Pizza, Inc. (a) (b)	3,891	44,747
Dress Barn, Inc. (a)	4,177	55,888
DSW, Inc., Class A (a) (b)	1,494	17,599
Ezcorp, Inc., Class A (a)	3,766	48,017
FGX International Holdings, Ltd. (a)	1,077	8,659
Finish Line, Class A	4,615	40,151
First Cash Financial Services, Inc. (a)	1,945	29,156
Fred’s, Inc., Class A	3,695	41,532
Fuqi International, Inc. (a)	955	8,366
Genesco, Inc. (a) (b)	2,271	70,106
Group 1 Automotive, Inc. (b)	2,117	42,065
Haverty Furniture Cos., Inc.	1,827	18,343
hhgregg, Inc. (a)	913	9,130
Hibbett Sports, Inc. (a)	2,567	54,164
HOT Topic, Inc. (a)	4,080	22,073
Insight Enterprises, Inc. (a)	4,495	52,726
J Crew Group, Inc. (a) (b)	4,153	137,091
Jack in the Box, Inc. (a) (b)	5,760	129,082
Jo-Ann Stores, Inc. (a)	2,485	57,230
JOS A. Bank Clothiers, Inc. (a) (b)	1,667	44,592
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 21

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

RETAIL (continued)
Kenneth Cole Productions, Inc., Class A	867	$11,011
Krispy Kreme Doughnuts, Inc. (a)	5,962	29,750
Landry’s Restaurants, Inc. (b)	1,162	20,881
Longs Drug Stores Corp.	3,050	128,436
Luby’s, Inc. (a)	2,114	12,895
Lululemon Athletica, Inc. (a) (b)	1,765	51,291
Lumber Liquidators, Inc. (a)	920	11,960
MarineMax, Inc. (a) (b)	1,529	10,963
Men’s Wearhouse, Inc.	5,059	82,411
Movado Group, Inc.	1,586	31,403
New York & Co., Inc. (a)	1,984	18,114
Nu Skin Enterprises, Inc., Class A	4,854	72,422
O’Charleys, Inc.	1,971	19,828
Pacific Sunwear of California (a)	6,529	55,692
Pantry, Inc. (The) (a)	1,970	21,000
Papa John’s International, Inc. (a)	1,983	52,728
PC Connection, Inc. (a)	857	7,979
PC Mall, Inc. (a)	1,084	14,699
PEP Boys-Manny Moe & Jack	4,136	36,066
PF Chang’s China Bistro, Inc. (a) (b)	2,220	49,595
Pier 1 Imports, Inc. (a) (b)	8,231	28,315
PriceSmart, Inc.	1,234	24,409
Red Robin Gourmet Burgers, Inc. (a) (b)	1,650	45,771
Regis Corp.	4,216	111,092
Retail Ventures, Inc. (a)	2,550	11,730
Rex Stores Corp. (a)	871	10,060
Ruby Tuesday, Inc. (b)	4,822	26,039
Rush Enterprises, Inc., Class A (a)	2,947	35,393
Ruth’s Chris Steak House (a) (b)	1,753	9,081
Sally Beauty Holdings, Inc. (a) (b)	9,246	59,729
School Specialty, Inc. (a)	1,785	53,068
Sonic Automotive, Inc., Class A	2,752	35,473
Sonic Corp. (a)	5,873	86,920
Stage Stores, Inc.	3,461	40,390
Steak N Shake Co. (The) (a) (b)	2,751	17,414
Stein Mart, Inc.	2,431	10,964
Susser Holdings Corp. (a)	762	7,376
Syms Corp.	650	8,840
Systemax, Inc. (b)	895	15,797
Talbots, Inc. (b)	2,199	25,486
Texas Roadhouse, Inc., Class A (a) (b)	4,857	43,567
Titan Machinery, Inc.	661	20,703
Tractor Supply Co. (a)	3,266	94,845
Tuesday Morning Corp.	2,766	11,368
Tween Brands, Inc. (a)	2,296	37,792
Ulta Salon, Cosmetics & Fragrance, Inc. (a) (b)	1,989	22,356
Under Armour, Inc., Class A (a) (b)	3,229	82,792
Wet Seal, Inc., (The) Class A (a)	9,024	43,044
Zale Corp. (a) (b)	3,480	65,737
Zumiez, Inc. (a) (b)	1,680	27,854

		4,768,421

SEMICONDUCTORS – 2.8%
Advanced Analogic Technologies, Inc. (a)	3,411	14,087
Amkor Technology, Inc. (a) (b)	10,685	111,231
Anadigics, Inc. (a) (b)	5,639	55,544
Applied Micro Circuits Corp. (a)	5,857	50,136
Asyst Technologies, Inc. (a)	4,494	16,043
AuthenTec, Inc. (a)	2,455	25,581
Axcelis Technologies, Inc. (a)	9,374	45,745
Brooks Automation, Inc. (a)	5,908	48,859
Cabot Microelectronics Corp. (a)	2,300	76,245
Cavium Networks, Inc. (a) (b)	2,968	62,328
CEVA, Inc. (a)	1,973	15,725
Cirrus Logic, Inc. (a)	6,361	35,367
Cohu, Inc.	2,096	30,769
DSP Group, Inc. (a)	2,708	18,956
EMCORE Corp. (a)	7,192	45,022
Emulex Corp. (a)	8,273	96,380
Entegris, Inc. (a)	11,196	73,334
Entropic Communications, Inc. (a)	830	3,943
Exar Corp. (a)	3,860	29,104
Formfactor, Inc. (a) (b)	4,786	88,206
Hittite Microwave Corp. (a)	1,915	68,212
IPG Photonics Corp. (a)	1,883	35,419
IXYS Corp. (a)	2,524	30,137
Kopin Corp. (a)	6,762	19,407
Kulicke & Soffa Industries, Inc. (a)	5,332	38,870
Lattice Semiconductor Corp. (a)	10,584	33,128
LTX Corp. (a)	5,725	12,595
Mattson Technology, Inc. (a)	4,447	21,168
Micrel, Inc.	4,629	42,355
Microsemi Corp. (a)	7,708	194,087
MIPS Technologies, Inc. (a)	4,035	15,131
MKS Instruments, Inc. (a)	4,884	106,960
Monolithic Power Systems, Inc. (a)	2,558	55,304
Netlogic Microsystems, Inc. (a) (b)	1,556	51,659
OmniVision Technologies, Inc. (a) (b)	4,949	59,833
Pericom Semiconductor Corp. (a)	2,442	36,239
Photronics, Inc. (a)	3,854	27,132
PLX Technology, Inc. (a)	2,643	20,166
PMC-Sierra, Inc. (a)	21,439	164,008
Power Integrations, Inc. (a)	2,980	94,198
Rubicon Technology, Inc. (a)	1,298	26,375
Rudolph Technologies, Inc. (a)	2,682	20,651
Semitool, Inc. (a)	2,039	15,313
Semtech Corp. (a)	6,051	85,138
Silicon Image, Inc. (a)	6,988	50,663
SiRF Technology Holdings, Inc. (a) (b)	5,329	23,021
Skyworks Solutions, Inc. (a)	15,979	157,713
Spansion, Inc., Class A (a)	12,503	28,132
Standard Microsystems Corp. (a)	2,031	55,142
Supertex, Inc. (a)	1,051	24,530
Techwell, Inc. (a)	1,379	16,989
Tessera Technologies, Inc. (a)	4,740	77,594
Transmeta Corp. (a)	1,191	16,448
TriQuint Semiconductor, Inc. (a)	14,051	85,149
Ultra Clean Holdings, Inc. (a)	1,750	13,930
Ultratech, Inc. (a)	2,218	34,423
Veeco Instruments, Inc. (a)	2,859	45,973
Volterra Semiconductor Corp. (a)	2,484	42,874
Zoran Corp. (a)	5,077	59,401

		2,948,072

SOFTWARE – 3.3%
Accelrys, Inc. (a)	2,626	12,683
ACI Worldwide, Inc. (a) (b)	3,111	54,722
Acxiom Corp.	5,988	68,802
Advent Software, Inc. (a)	1,559	56,249
American Reprographics Co. (a)	3,569	59,424
American Software, Inc., Class A	2,208	12,453
ArcSight, Inc. (a) (b)	618	5,438
Avid Technology, Inc. (a)	2,956	50,222
Avocent Corp. (a)	4,385	81,561
Blackbaud, Inc.	4,383	93,796
Blackboard, Inc. (a)	3,032	115,913
Callidus Software, Inc. (a)	2,953	14,765
Commvault Systems, Inc. (a)	4,191	69,738
Computer Programs & Systems, Inc.	867	15,025
Concur Technologies, Inc. (a)	4,224	140,363
CSG Systems International, Inc. (a)	3,040	33,501
Deltek, Inc. (a)	808	6,125
DemandTec, Inc. (a)	1,924	14,449
Double-Take Software, Inc. (a)	1,693	23,262
Ebix, Inc. (a)	198	15,389
Eclipsys Corp. (a)	5,329	97,840
Epicor Software Corp. (a)	5,372	37,121
EPIQ Systems, Inc. (a)	3,465	49,203
Fair Isaac Corp.	4,766	98,990
FalconStor Software, Inc. (a) (b)	3,741	26,486
Guidance Software, Inc. (a)	913	8,719
The accompanying notes are an integral part of these Financial Statements.
22 E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

SOFTWARE (continued)
Informatica Corp. (a)	8,676	$130,487
Innerworkings, Inc. (a) (b)	3,098	37,052
Interactive Intelligence, Inc. (a)	1,201	13,980
JDA Software Group, Inc. (a)	2,367	42,843
Lawson Software, Inc. (a)	12,363	89,879
ManTech International Corp., Class A (a)	2,012	96,817
MedAssets, Inc. (a)	1,313	22,387
MicroStrategy, Inc., Class A (a)	889	57,563
Midway Games, Inc. (a) (b)	2,132	4,690
MSC.Software Corp. (a)	4,046	44,425
NetSuite, Inc. (a) (b)	642	13,142
Omnicell, Inc. (a)	3,022	39,830
Omniture, Inc. (a) (b)	6,115	113,556
OpenTV Corp., Class A (a)	8,639	11,317
Opnet Technologies, Inc. (a)	1,291	11,619
Parametric Technology Corp. (a)	11,288	188,171
Pegasystems, Inc.	1,331	17,915
Phoenix Technologies, Ltd. (a)	2,697	29,667
Progress Software Corp. (a)	4,071	104,095
PROS Holdings, Inc. (a) (b)	1,261	14,161
Quality Systems, Inc. (b)	1,603	46,936
Renaissance Learning, Inc.	728	8,161
Schawk, Inc.	1,434	17,194
SeaChange International, Inc. (a)	2,716	19,447
Solera Holdings, Inc. (a)	5,057	139,877
SPSS, Inc. (a)	1,633	59,392
Sybase, Inc. (a)	7,771	228,623
Synchronoss Technologies, Inc. (a) (b)	1,660	14,990
SYNNEX Corp. (a) (b)	1,705	42,778
Take-Two Interactive Software, Inc. (a)	7,535	192,670
Taleo Corp., Class A (a)	2,209	43,274
THQ, Inc. (a)	6,534	132,379
Trident Microsystems, Inc. (a)	5,625	20,531
Unica Corp. (a) (b)	904	7,268
VeriFone Holdings, Inc. (a)	6,697	80,029
Wind River Systems, Inc. (a)	7,058	76,862

		3,476,246

TELECOMMUNICATIONS – 3.3%
3Com Corp. (a)	39,525	83,793
Acme Packet, Inc. (a)	2,036	15,799
Adaptec, Inc. (a)	11,145	35,664
ADTRAN, Inc.	5,506	131,263
Airvana, Inc. (a) (b)	2,363	12,666
Alaska Communications Systems Group, Inc. (b)	3,965	47,342
Anaren, Inc. (a)	1,326	14,016
Anixter International, Inc. (a) (b)	2,927	174,127
Applied Signal Technology, Inc.	1,234	16,856
Aruba Networks, Inc. (a)	5,126	26,809
Atheros Communications, Inc. (a) (b)	5,816	174,480
Atlantic Tele-Network, Inc.	868	23,879
BigBand Networks, Inc. (a)	3,221	15,235
Cbeyond, Inc. (a)	2,347	37,599
Centennial Communications Corp. (a)	6,602	46,148
Comtech Telecommunications Corp. (a)	2,373	116,277
Consolidated Communications Holdings, Inc.	2,080	30,976
CPI International, Inc. (a)	655	8,057
EMS Technologies, Inc. (a)	1,406	30,707
Fairpoint Communications, Inc. (b)	8,155	58,798
FiberTower Corp. (a)	9,493	13,290
Finisar Corp. (a) (b)	30,276	36,028
Foundry Networks, Inc. (a)	14,299	169,014
General Communication, Inc., Class A (a)	4,945	33,972
GeoEye, Inc. (a)	1,614	28,584
Global Crossing, Ltd. (a)	2,563	45,980
Globalstar, Inc. (a) (b)	4,111	11,634
Globecomm Systems, Inc. (a)	1,976	16,322
Harris Stratex Networks, Inc., Class A (a)	2,348	22,283
Hughes Communications, Inc. (a)	703	34,510
Hungarian Telephone and Cable Corp. (a)	331	6,037
ICO Global Communications Holdings, Ltd. (a) (b)	9,485	30,921
IDT Corp., Class B (b)	4,055	6,894
Infinera Corp. (a) (b)	9,096	80,227
InterDigital, Inc. (a)	4,446	108,127
Iowa Telecommunications Services, Inc.	2,924	51,492
IPC The Hospitalist Co. (a)	532	10,012
iPCS, Inc.	1,567	46,430
Knology, Inc. (a)	2,401	26,387
Loral Space & Communications, Inc. (a)	1,056	18,607
MasTec, Inc. (a)	3,932	41,915
MRV Communications, Inc. (a)	14,714	17,510
Neutral Tandem, Inc. (a)	1,632	28,560
Nextwave Wireless, Inc. (a) (b)	4,749	19,186
Novatel Wireless, Inc. (a) (b)	2,997	33,357
Oplink Communications, Inc. (a)	2,054	19,718
OpNext, Inc. (a)	1,721	9,259
Optium Corp. (a) (b)	1,129	8,219
Orbcomm, Inc. (a) (b)	2,419	13,788
PAETEC Holding Corp. (a)	12,113	76,918
Parkervision, Inc. (a)	2,252	22,362
Plantronics, Inc.	4,797	107,069
Polycom, Inc. (a) (b)	8,582	209,058
Powerwave Technologies, Inc. (a)	12,881	54,744
Preformed Line Products Co.	228	9,191
Premiere Global Services, Inc. (a)	6,063	88,399
Radyne Corp. (a)	1,843	21,065
RCN Corp.	3,690	39,778
Rural Cellular Corp., Class A (a) (b)	1,321	58,798
SAVVIS, Inc. (a) (b)	3,683	47,548
Sonus Networks, Inc. (a) (b)	19,988	68,359
Switch & Data Facilities Co. (a)	2,011	34,167
Syniverse Holdings, Inc. (a)	5,029	81,470
Tekelec (a)	6,393	94,041
TerreStar Corp. (a)	5,699	22,682
tw Telecom, Inc. (a) (b)	14,421	231,169
USA Mobility, Inc.	2,128	16,066
UTStarcom, Inc. (a) (b)	10,829	59,235
Virgin Mobile USA, Inc., Class A (a)	2,469	6,790
Vonage Holdings Corp. (a) (b)	5,963	9,899

		3,447,562

TELECOMMUNICATIONS EQUIPMENT – 0.5%
Arris Group, Inc. (a) (b)	12,016	101,535
Avanex Corp. (a) (b)	17,936	20,268
Harmonic, Inc. (a)	9,227	87,749
Ixia (a)	4,190	29,121
NTELOS Holdings Corp.	2,930	74,334
RF Micro Devices, Inc. (a)	25,788	74,785
ShoreTel, Inc. (a)	4,245	18,763
Sycamore Networks, Inc. (a)	18,744	60,356
Symmetricom, Inc. (a)	4,263	16,370
Viasat, Inc. (a)	2,285	46,180

		529,461

TELEPHONE – 0.1%
Cincinnati Bell, Inc. (a)	23,818	94,796
Shenandoah Telecom Co. (b)	2,145	27,928

		122,724

TEXTILES – 0.4%
Angelica Corp.	735	15,633
G&K Services, Inc., Class A	1,795	54,676
Interface, Inc., Class A	4,859	60,883
Shoe Carnival, Inc. (a)	871	10,269
Steven Madden, Ltd. (a)	1,595	29,316
Unifi, Inc. (a)	4,425	11,151
Unifirst Corp. (MA)	1,320	58,951
Wolverine World Wide, Inc.	4,878	130,096

		370,975
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 23

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

TOBACCO - 0.2%
Star Scientific, Inc.	6,458	$7,750
Universal Corp., Richmond, VA	2,645	119,607
Vector Group, Ltd. (b)	3,077	49,632

		176,989

TOYS / GAMES / HOBBIES – 0.3%
Jakks Pacific, Inc. (a)	2,499	54,603
Leapfrog Enterprises, Inc. (a)	3,156	26,258
Marvel Entertainment, Inc. (a)	4,796	154,143
RC2 Corp. (a)	1,617	30,012

		265,016

TRANSPORTATION – 2.2%
American Commercial Lines, Inc (a) (b)	3,500	38,255
Arkansas Best Corp. (b)	2,219	81,304
Arlington Tankers, Ltd. (b)	1,223	28,398
Atlas Air Worldwide Holdings, Inc. (a)	1,233	60,984
Bristow Group, Inc. (a)	1,953	96,654
CAI International, Inc. (a)	721	12,545
Celadon Group, Inc. (a)	1,969	19,670
Double Hull Tankers, Inc.	3,845	38,565
Dynamex, Inc. (a)	1,028	27,561
Eagle Bulk Shipping, Inc. (b)	4,583	135,519
Forward Air Corp.	2,826	97,780
Genco Shipping & Trading, Ltd.	2,177	141,940
General Maritime Corp. (b)	2,542	66,041
Genesee & Wyoming, Inc., Class A (a)	3,006	102,264
Golar LNG, Ltd.	3,225	49,955
Greenbrier Cos., Inc.	1,474	29,922
GulfMark Offshore, Inc. (a)	2,061	119,909
Heartland Express, Inc. (b)	5,209	77,666
Horizon Lines, Inc., Class A (b)	2,694	26,805
HUB Group, Inc., Class A (a)	3,494	119,250
International Shipholding Corp. (a)	593	13,900
Knight Transportation, Inc. (b)	5,611	102,681
Knightsbridge Tankers, Ltd. (b)	1,577	50,795
Marten Transport, Ltd. (a)	1,419	22,661
Nordic American Tanker Shipping, Ltd. (b)	3,369	130,785
Old Dominion Freight Line (a)	2,667	80,063
Pacer International, Inc.	3,400	73,134
Patriot Transportation Holding, Inc. (a)	138	11,040
PHI, Inc. (a)	1,272	51,096
Saia, Inc. (a)	1,359	14,840
Ship Finance International, Ltd. (b)	4,136	122,136
TBS International Ltd., Class A (a) (b)	1,027	41,029
Teekay Tankers Ltd., Class A (b)	1,216	28,223
Textainer Group Holdings, Ltd.	937	18,300
Ultrapetrol Bahamas, Ltd. (a) (b)	2,450	30,895
Universal Truckload Services, Inc. (a)	527	11,605
Werner Enterprises, Inc.	4,179	77,646
YRC Worldwide, Inc. (a)	5,596	83,213

		2,335,029

TRUCKING & LEASING – 0.1%
Aircastle Ltd.	4,574	38,467
Amerco, Inc. (a)	899	42,864
TAL International Group, Inc.	1,497	34,042

		115,373

WATER – 0.3%
American States Water Co.	1,690	59,049
California Water Service Group	1,809	59,281
Connecticut Water Service, Inc.	824	18,458
Consolidated Water Co., Ltd. (b)	1,398	27,680
Middlesex Water Co.	1,300	21,567
Pico Holdings, Inc. (a)	1,586	68,912
SJW Corp.	1,423	37,567
Southwest Water Co. (b)	2,103	21,072

		313,586

TOTAL COMMON STOCKS (Cost $114,422,405)		101,249,487

CLOSED-END FUNDS – 0.0%
Kayne Anderson Energy Development Fund	973	22,330
Patriot Capital Funding, Inc.	1,777	11,106

TOTAL CLOSED-END FUNDS (Cost $48,606)		33,436

BUSINESS DEVELOPMENT COMPANY – 0.0%
PennantPark Investment Corp.	1,947	14,038

TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $26,129)		14,038

PREFERRED STOCKS – 0.0%
HEALTH CARE – 0.0%
Inverness Medical Innovations, Inc. (a)	—	—

TOTAL PREFERRED STOCKS (Cost $—)		—

	SHARES/
	PRINCIPAL
	AMOUNT

SHORT-TERM INVESTMENTS – 3.9%
BlackRock Liquidity Funds TempCash Portfolio	3,872,377	3,872,377
U.S. Treasury Bill 1.98% (c), 07/24/2008 (d)	$250,000	249,709

TOTAL SHORT-TERM INVESTMENTS (Cost $4,122,061)		4,122,086

TOTAL INVESTMENTS - 99.8% (Cost $118,619,201)		105,419,047
OTHER ASSETS LESS LIABILITIES – 0.2%		198,555

TOTAL NET ASSETS - 100.0%		$105,617,602

(a)	Non-income producing.

(b)	Securities (or a portion of securities) on loan. (See Note 9.)

(c)	Yield to Maturity.

(d)	See Note 5 regarding futures contracts.
Summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows (See Note 2):

Investments
Valuation Inputs	in Securities

Level 1 – Quoted Prices	$105,169,338
Level 2 – Other Significant Observable Inputs	249,709
Level 3 – Significant Unobservable Inputs	—

Total	$105,419,047

The accompanying notes are an integral part of these Financial Statements.
24 E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

	VALUE	% OF TOTAL
INDUSTRY	(Note 2)	NET ASSETS

BANKS	$6,481,901	6.1%
COMMERCIAL SERVICES	6,108,047	5.8%
REAL ESTATE INVESTMENT TRUST (REIT)	5,832,857	5.5%
HEALTH CARE	5,532,122	5.2%
RETAIL	4,768,421	4.5%
OIL & GAS PRODUCERS	3,918,819	3.7%
OIL & GAS SERVICES	3,855,739	3.7%
PHARMACEUTICALS	3,658,859	3.5%
INSURANCE	3,481,352	3.3%
SOFTWARE	3,476,246	3.3%
TELECOMMUNICATIONS	3,447,562	3.3%
ELECTRONICS	3,047,778	2.9%
SEMICONDUCTORS	2,948,072	2.8%
BIOTECHNOLOGY	2,670,021	2.5%
COMPUTERS	2,632,444	2.5%
INTERNET COMPANIES	2,598,605	2.5%
TRANSPORTATION	2,335,029	2.2%
ELECTRIC	2,158,424	2.0%
CHEMICALS	2,134,043	2.0%
MACHINERY	1,983,455	1.9%
DIVERSIFED FINANCIAL SERVICES	1,865,408	1.8%
FOOD	1,811,806	1.7%
ELECTRICAL COMPONENTS & EQUIPMENT	1,658,969	1.6%
AEROSPACE/DEFENSE	1,312,213	1.2%
OIL & GAS	1,285,753	1.2%
APPAREL	1,266,531	1.2%
MINING	1,100,650	1.0%
ENVIRONMENTAL CONTROL	1,063,547	1.0%
METAL FABRICATE / HARDWARE	907,839	0.9%
AUTO PARTS & EQUIPMENT	895,994	0.8%
MEDIA	849,027	0.8%
ENTERTAINMENT	792,761	0.8%
COMPUTERS, PERIPHERAL & SOFTWARE	754,954	0.7%
DISTRIBUTION / WHOLESALE	736,527	0.7%
MANUFACTURING	721,386	0.7%
BUILDING MATERIALS	685,060	0.7%
ENGINEERING & CONSTRUCTION	655,642	0.6%
HOUSEHOLD PRODUCTS / WARE	648,724	0.6%
LEISURE TIME	587,048	0.6%
FOREST PRODUCTS & PAPER	529,464	0.5%
TELECOMMUNICATIONS EQUIPMENT	529,461	0.5%
METALS — DIVERSIFIED	525,915	0.5%
MANUFACTURERS	509,761	0.5%
HAND / MACHINE TOOLS	428,335	0.4%
ENERGY — ALTERNATE SOURCES	410,191	0.4%
HOME FURNISHINGS	393,276	0.4%
TEXTILES	370,975	0.4%
AIRLINE	365,769	0.3%
HOME BUILDERS	357,664	0.3%
OFFICE / BUSINESS EQUIPMENT	357,649	0.3%
COAL	350,333	0.3%
GAS	323,365	0.3%
WATER	313,586	0.3%
AUTO MANUFACTURERS	276,607	0.3%
TOYS / GAMES / HOBBIES	265,016	0.3%
INVESTMENT COMPANIES	262,454	0.2%
AGRICULTURE	239,152	0.2%
ADVERTISING	222,229	0.2%
LODGING	219,836	0.2%
REAL ESTATE	204,293	0.2%
IRON / STEEL	190,728	0.2%
TOBACCO	176,989	0.2%
PACKAGING & CONTAINERS	169,077	0.2%
COSMETICS / PERSONAL CARE	161,512	0.2%
BEVERAGES	152,721	0.1%
TELEPHONE	122,724	0.1%
TRUCKING & LEASING	115,373	0.1%
HOLDING COMPANIES	35,397	0.0%
CLOSED-END FUNDS	33,436	0.0%
BUSINESS DEVELOPMENT COMPANY	14,038	0.0%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	4,320,641	4.1%

	$105,617,602	100.0%

The accompanying notes are an integral part of these Financial Statements.
E*TRADE Russell 2000 Index Fund — 2008 Semi-Annual Report 25

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

COMMON STOCKS – 98.6%
AUSTRALIA – 6.7%
ABC Learning Centres, Ltd. (a)	5,106	$4,905
AGL Energy, Ltd. (a)	5,615	76,996
Alumina, Ltd. ADR	3,656	66,247
Amcor, Ltd. ADR (b)	2,759	53,483
AMP, Ltd. (a)	24,282	155,643
Aristocrat Leisure, Ltd. (a)	4,194	25,786
Asciano Group (a)	7,228	24,068
ASX, Ltd. (a)	2,217	66,823
Australia & New Zealand Banking Group, Ltd. ADR	4,975	446,869
AXA Asia Pacific Holdings, Ltd. (a)	10,982	49,291
Babcock & Brown, Ltd. (a)	3,013	21,655
Bendigo Bank, Ltd. (a)	3,408	35,751
BHP Billiton, Ltd. ADR (b)	21,733	1,851,434
Billabong International, Ltd. (a)	2,149	22,247
BlueScope Steel, Ltd. (a)	9,619	104,627
Boart Longyear Group (a)	18,491	39,580
Boral, Ltd. (a)	7,543	40,903
Brambles Industries, Ltd. (a)	18,322	153,513
Caltex Australia, Ltd. (a)	1,748	21,864
CFS Retail Property Trust, REIT (a)	19,039	33,814
Challenger Financial Services Group, Ltd. (a)	4,911	8,926
Coca-Cola Amatil, Ltd. ADR	3,562	47,924
Cochlear, Ltd. (a)	720	30,272
Commonwealth Bank of Australia (a)	17,044	657,891
Computershare, Ltd. (a)	6,117	53,974
Crown, Ltd. (a)	5,796	51,611
CSL, Ltd. (a)	7,127	244,218
CSR, Ltd. (a)	12,728	29,887
DB RREEF Trust, REIT (a)	37,974	50,323
Fortescue Metals Group, Ltd. (c) (a)	16,333	185,752
Foster’s Group, Ltd. ADR	24,886	121,080
Goodman Fielder, Ltd. (a)	17,161	23,146
GPT Group, REIT (a)	27,193	58,004
Harvey Norman Holdings, Ltd. (a)	6,879	20,379
Incitec Pivot, Ltd. (a)	653	115,747
Insurance Australia Group, Ltd. (a)	23,999	80,053
John Fairfax Holdings, Ltd. (a)	17,642	49,613
Leighton Holdings, Ltd. (a)	1,801	87,790
Lend Lease Corp., Ltd. (a)	4,676	42,888
Lion Nathan, Ltd. (a)	3,806	31,210
Macquarie Airports (a)	8,904	17,630
Macquarie Goodman Group, REIT (a)	19,996	59,299
Macquarie Group, Ltd. (a)	3,556	165,723
Macquarie Infrastructure Group (a)	31,019	69,090
Macquarie Office Trust, REIT (a)	26,450	19,756
Metcash, Ltd. (a)	9,905	35,176
Mirvac Group, REIT (a)	13,431	38,184
National Australia Bank, Ltd. ADR	21,088	536,280
Newcrest Mining, Ltd. ADR	5,873	165,135
OneSteel, Ltd. (a)	10,785	76,956
Orica, Ltd. (a)	4,081	114,663
Origin Energy, Ltd. (a)	11,340	175,630
Oxiana, Ltd. (a)	38,154	95,649
Paladin Resources, Ltd. (c) (a)	7,145	43,670
Perpetual Trustees Australia, Ltd. (a)	489	20,067
Qantas Airways, Ltd. (a)	12,061	35,184
QBE Insurance Group, Ltd. (a)	11,478	247,046
Rio Tinto, Ltd. (a)	3,700	479,231
Santos, Ltd. ADR (b)	1,898	157,857
Sims Group, Ltd. (a)	1,983	79,379
Sonic Healthcare, Ltd. (a) (c)	4,103	57,354
St. George Bank, Ltd. (a)	7,222	188,114
Stockland, REIT (a)	18,982	98,254
Suncorp-Metway, Ltd. (a)	12,059	151,270
TABCORP Holdings, Ltd. ADR	680	64,016
Tattersall’s, Ltd. (a)	14,749	33,308
Telstra Corp., Ltd. (a)	39,254	159,669
Telstra Corp., Ltd. ADR	7,828	159,257
Toll Holdings, Ltd. (a)	7,935	45,964
Transurban Group (a)	13,537	55,092
Wesfarmers, Ltd. (a)	8,189	292,940
Wesfarmers, Ltd. PPS (a)	1,874	67,648
Westfield Group NPV, REIT (a)	22,714	355,289
Westpac Banking Corp. ADR (b)	4,865	463,586
Woodside Petroleum, Ltd. ADR	6,240	404,203
Woolworths, Ltd. (a)	15,730	369,013
WorleyParsons, Ltd. (a)	1,939	70,330

		10,953,099

AUSTRIA – 0.6%
Andritz AG (a)	505	31,698
Erste Bank Der Oesterreichischen ADR	4,915	153,095
Immoeast Immobilien Anlagen AG (a) (c)	5,400	47,788
Immofinanz Immobilien Anlagen AG (a)	5,945	61,252
Meinl European Land, Ltd. (a) (c)	3,885	43,588
OMV AG (a)	2,137	167,080
Raiffeisen International Bank Holding AG (a)	701	89,125
Strabag SE (a)	664	51,624
Telekom Austria AG ADR	2,234	97,005
Verbund Class A (a)	998	89,178
Voestalpine AG (a)	1,491	122,101
Wiener Staedtische Allgemeine Versicherung AG (a)	497	32,772
Wienerberger AG (a)	1,088	45,524

		1,031,830

BELGIUM – 1.0%
Belgacom SA (a)	2,189	93,977
Colruyt SA (a)	216	56,977
Compagnie Nationale a Portefeuille (a)	513	38,323
Delhaize Group ADR	1,296	87,169
Dexia (a)	6,869	109,443
Fortis NL SP ADR	27,088	433,614
Groupe Bruxelles Lambert SA (a)	1,045	123,989
Inbev NV (a)	2,389	165,293
KBC Ancora (a)	406	35,378
KBC Bancassurance Holding (a)	2,069	228,869
Mobistar SA (a)	410	33,117
Solvay SA (a)	768	100,125
UCB SA (a)	1,306	48,214
Umicore (a)	1,612	79,339

		1,633,827

BERMUDA – 0.1%
SeaDrill, Ltd. (a)	3,619	110,458
DENMARK – 1.0%
A P Moller – Maersk A/S (a)	15	183,077
A P Moller – Maersk A/S, Class A (a)	7	85,570
Carlsberg A/S Class B (a)	924	89,068
Coloplast A/S (a)	316	27,467
Danisco A/S (a)	634	40,675
Danske Bank A/S (a)	5,883	169,512
DSV A/S (a)	2,479	59,179
FLSmidth & Co., A/S Class B (a)	689	75,328
Jyske Bank (a) (c)	653	38,881
Novo-Nordisk A/S Class B ADR	5,939	391,974
Novozymes A/S Class A (a)	597	53,782
Rockwool International A/S, Class B (a)	103	13,196
Sydbank A/S (a)	831	31,604
Topdanmark A/S (a) (c)	217	32,674
TrygVesta AS (a)	352	24,862
Vestas Wind Systems A/S (a) (c)	2,399	312,550
William Demant Holding (a) (c)	316	20,767

		1,650,166

FINLAND – 1.5%
Cargotec Corp., Class B (a)	460	15,926
Elisa Oyj, Class A (a)	1,831	38,242
Fortum Oyj (a)	5,744	290,938
Kesko, Class B (a)	855	27,531
The accompanying notes are an integral part of these Financial Statements.
26 E*TRADE International Index Fund — 2008 Semi-Annual Report

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

FINLAND (continued)
Kone Oyj (a)	1,980	$69,261
Metso Oyj ADR (b)	1,652	75,403
Neste Oil Oyj (a)	1,660	48,688
Nokia Oyj, ADR (b)	51,583	1,263,784
Nokian Renkaat Oyj (a)	1,372	65,122
OKO Bank, Class A (a)	1,447	24,997
Orion Oyj, Class B (a)	1,150	22,856
Outokumpu Oyj, Class A (a)	1,526	53,066
Rautaruukki Oyj (a)	1,090	49,514
Sampo Oyj, Class A (a)	5,608	140,975
Sanoma-WSOY Oyj (a)	1,053	23,312
Stora Enso Oyj ADR	7,531	70,718
UPM-Kymmene Oyj ADR (b)	6,638	108,768
Wartsila Corp., Class B (a)	1,085	67,797
YIT Oyj (a)	1,648	41,181

		2,498,079
FRANCE – 9.6%
Accor SA (a)	2,531	168,251
Aeroports de Paris (a)	385	35,950
Air France-KLM ADR	1,750	41,650
Air Liquide SA (a)	3,234	426,054
Alcatel SA ADR (c)	30,007	181,242
Alstom (a)	1,370	314,367
Atos Origin SA (a)	903	49,776
AXA SA ADR (b)	20,017	588,900
BNP Paribas ADR (b)	21,115	957,111
Bouygues SA (a)	3,150	207,971
Bureau Veritas SA (a)	526	31,200
Cap Gemini SA (a)	1,789	104,957
Carrefour SA (a)	8,217	463,496
Casino Guichard-Perrachon SA (a)	565	63,849
Christian Dior SA (a)	706	72,573
Cie Generale de Geophysique-Veritas (a) (c)	1,685	79,609
CNP Assurances (a)	481	54,269
Compagine de Saint-Gobain (a)	3,635	225,275
Compagnie Generale D’Optique Essilor International SA (a)	2,600	158,708
Compagnie Generale Des Etablissements Michelin (a)	1,865	133,451
Credit Agricole SA (a)	8,650	175,721
Dassault Systemes SA ADR (b)	832	50,586
Eiffage SA (a)	483	33,010
Electricite de France (a)	2,596	246,092
Eramet (a)	67	66,266
Eurazeo (a)	338	36,029
Eutelsat Communications (a)	1,132	31,424
France Telecom SA ADR	23,652	700,809
Gaz de France (a)	2,548	163,258
Gecina SA, REIT (a)	202	24,430
Groupe Danone ADR	28,228	396,713
Hermes International (a)	893	140,315
ICADE, REIT (a)	255	29,760
Imerys SA (a)	368	26,592
JC Decaux SA (a)	861	21,840
Klepierre, REIT (a)	897	45,001
L’Oreal SA (a)	3,164	343,426
Lafarge SA ADR (b)	7,600	291,541
Lagardere SCA (a)	1,563	88,478
Legrand SA (a)	1,228	30,922
LVMH Moet Hennessy Louis Vuitton SA (a)	3,173	331,228
M6-Metropole Television (a)	841	18,108
Natixis (a)	5,539	61,015
Neopost SA (a)	411	43,362
Pagesjaunes Groupe SA (a)	1,636	23,945
Pernod-Ricard SA (a)	2,129	217,405
Peugeot SA ADR	1,972	107,160
Pinault Printemps Redoute SA (a)	995	109,917
Publicis Groupe, ADR (b) (c)	1,704	55,252
Renault SA (a)	2,399	195,382
Safran SA (a)	2,430	46,901
Sanofi-Aventis ADR (b)	26,536	881,791
Schneider Electric SA (a)	2,858	307,672
SCOR ADR (b)	22,480	51,569
Societe BIC SA (a)	354	18,494
Societe Des Autoroutes Paris	309	29,347
Societe Generale ADR	30,196	526,087
Societe Television Francaise 1 (a)	1,520	25,321
Sodexho Alliance SA ADR	1,236	81,245
Suez SA ADR	13,542	922,572
Technip-Coflexip SA ADR	1,319	122,174
Thales SA (a)	1,156	65,801
TotalFinaElf SA ADR	27,923	2,380,994
Unibail, REIT (a)	1,059	244,033
Valeo SA ADR (b)	1,924	30,920
Vallourec (a)	687	240,432
Veolia Environnement ADR	4,877	272,380
Vinci SA (a)	5,361	327,591
Vivendi (a)	15,085	569,195
Wendel (a)	358	36,271
Zodiac SA (a)	540	24,721

		15,669,157

GERMANY – 9.5%
Adidas-Salomon AG (a)	2,637	166,175
Allianz AG ADR (b)	58,303	1,017,387
Arcandor AG (a) (c)	1,193	13,898
BASF AG ADR (b)	6,277	862,976
Bayer AG ADR	9,899	831,909
Bayerische Motoren Werke AG (a)	4,288	206,167
Beiersdorf AG (a)	1,142	83,899
Bilfinger Berger AG (a)	482	41,825
Celesio AG (a)	1,102	39,830
Commerzbank AG ADR (b)	8,086	240,402
Continental AG ADR	1,990	203,170
Daimlerchrysler AG (c)	11,818	728,816
Deutsche Bank AG (a)	6,526	563,748
Deutsche Boerse AG (a)	2,590	292,978
Deutsche Lufthansa AG ADR	2,965	64,000
Deutsche Post AG (a)	10,952	286,146
Deutsche Postbank AG (a)	1,062	93,430
Deutsche Telekom AG ADR	36,715	601,025
E. ON AG (a)	8,207	1,655,224
E. ON AG ADR	24,446	1,642,854
Fraport AG (a)	474	32,148
Fresenius Medical Care AG ADR	2,465	135,304
Fresenius SE (a)	351	30,412
GEA Group AG (a)	1,949	68,862
Hamburger Hafen und Logistik AG (a)	329	25,573
Hannover Rueckversicherung AG (a)	781	38,497
HeidelbergCement AG (a)	324	47,020
Heidelberger Druckmaschinen (a)	762	15,610
Henkel KGaA (a)	1,682	63,114
Hochtief AG (a)	544	55,219
Hypo Real Estate Holding ADR (b)	2,605	72,933
Hypo Real Estate Holding AG (a)	812	22,863
Infineon Technologies AG ADR (c)	9,710	82,826
Ivg Immobilien AG (a)	1,202	23,692
K+S AG (a)	481	277,133
Linde AG (a)	1,723	242,182
MAN AG (a)	1,369	151,906
Merck KGaA (a)	837	119,022
Metro AG (a)	1,469	93,780
Muenchener Rueckversicherungs-Gesellschaft AG (a)	2,681	470,558
Puma AG Rudolf Dassler Sport (a)	83	27,815
Q-Cells AG (a) (c)	784	79,475
Rheinmetall AG (a)	466	33,662
Rwe AG ADR	5,762	725,810
Salzgitter AG (a)	532	97,523
SAP AG ADR (b)	11,299	588,791
Siemens AG ADR	11,248	1,238,742
The accompanying notes are an integral part of these Financial Statements.
E*TRADE International Index Fund – 2008 Semi-Annual Report 27

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

GERMANY (continued)
Solarworld AG (a)	1,085	$51,668
Thyssenkrupp AG (a)	4,664	292,798
TUI AG (a)	2,766	64,077
United Internet AG (a)	1,628	32,097
Volkswagen AG ADR	9,432	543,302
Wacker Chemie AG (a)	203	42,438

		15,522,711

GREECE – 0.7%
Alpha Credit Bank (a)	4,916	148,928
Coca Cola Hellenic Bottling Co. SA (a)	2,121	57,733
EFG Eurobank (a)	4,079	97,201
Hellenic Petroleum SA (a)	1,583	21,771
Hellenic Telecommunications Organization SA (c)	3,491	88,004
Marfin Investment Group SA (a)	8,600	68,086
National Bank of Greece SA ADR	32,136	286,974
Opap SA (a)	2,892	101,258
Piraeus Bank SA (a)	4,173	113,653
Public Power Corp. (a)	1,352	46,927
Titan Cement Co. SA (a)	748	29,725
Viohalco (a)	1,225	10,277

		1,070,537

HONG KONG – 2.2%
ASM Pacific Technology, Ltd. (a)	2,530	19,121
Bank of East Asia, Ltd. ADR	18,211	98,909
Belle International Holdings, Ltd. (a)	28,083	25,338
BOC Hong Kong Holdings, Ltd. (a)	47,926	127,035
C C Land Holdings, Ltd. (a)	12,620	7,857
Cathay Pacific Airways, Ltd. ADR	3,062	29,177
Cheung Kong Holdings, Ltd. (a)	17,999	243,395
Cheung Kong Infrastructure Holdings, Ltd. (a)	5,839	24,740
Chinese Estates Holdings, Ltd. (a)	11,918	18,361
CITIC International Financial Holdings, Ltd. (a)	26,098	19,973
CLP Holdings, Ltd. ADR (b)	26,512	227,126
Esprit Holdings, Ltd. (a)	13,680	142,439
Fosun International (a)	21,962	16,027
Foxconn International Holdings, Ltd. (a) (c)	27,402	26,586
Hang Lung Group, Ltd. (a)	11,228	50,076
Hang Lung Properties, Ltd. ADR	5,368	86,054
Hang Seng Bank, Ltd. ADR	9,904	208,941
Henderson Land Development Co. ADR (b)	13,902	86,648
Henderson Land Development Co., Ltd (a)	1,521	9,509
Hong Kong & China Gas ADR	51,798	123,160
Hong Kong Aircraft Engineering Co., Ltd. (a)	862	13,294
Hong Kong Electric Holdings ADR	17,967	107,491
Hong Kong Exchanges and Clearing, Ltd. (a)	13,177	193,021
Hopewell Holdings (a)	8,147	28,960
Hutchison Telecommunications International Ltd. (a) (c)	21,677	30,695
Hutchison Whampoa, Ltd. (a)	27,608	278,400
Hysan Development Co., Ltd. (a)	7,390	20,335
Kerry Properties, Ltd. (a)	8,292	43,607
Kingboard Chemical Holdings, Ltd. (a)	7,098	32,773
Lee & Man Paper Manufacturing, Ltd. (a)	5,892	8,790
Li & Fung, Ltd. (a)	29,049	87,652
Lifestyle International Holdings, Ltd. (a)	8,833	12,440
Link (The), REIT (a)	27,683	63,075
Melco International Development, Ltd. (a)	10,056	9,664
Mongolia Energy Co., Ltd. (a) (c)	43,789	84,614
MTR Corp. (a)	18,168	57,236
New World Development, Ltd. ADR (b)	15,724	64,045
Noble Group, Ltd. (a)	22,999	40,311
NWS Holdings, Ltd. (a)	10,517	27,463
Orient Overseas International, Ltd. (a)	2,837	14,209
Pacific Basin Shipping, Ltd. (a)	21,465	30,713
Parkson Retail Group, Ltd. (a) (c)	1,318	9,648
PCCW, Ltd. ADR	4,829	29,231
Shangri-La Asia, Ltd. ADR	839	39,166
Shui On Land, Ltd. (a)	25,699	21,430
Shun Tak Holdings, Ltd. (a)	13,570	12,720
Sino Land Co. (a)	22,024	43,830
Sun Hung Kai Properties, Ltd. ADR	18,266	247,842
Swire Pacific, Ltd. ADR	10,672	109,150
Television Broadcasts, Ltd. (a)	3,687	21,296
Tencent Holdings, Ltd. (a)	12,113	93,944
Tingyi (Cayman Islands) Holding, Corp. (a)	22,879	28,294
Wharf Holdings, Ltd. (a)	17,833	74,658
Wheelock and Co., Ltd. (a)	11,842	31,818
Wing Hang Bank, Ltd. (a)	2,292	30,353
Yue Yuen Industrial Holdings (a)	8,619	20,477

		3,653,117

IRELAND – 0.6%
Allied Irish Bank ADR	5,703	175,595
Anglo Irish Bank Corp. PLC (a)	9,833	91,781
Bank of Ireland ADR (b)	3,237	113,068
CRH PLC ADR	7,012	200,122
Elan Corp. PLC ADR (c)	6,090	216,500
Experian Group Ltd. SP ADR (b)	13,254	98,587
Irish Life & Permanent PLC (a)	3,575	36,813
Kerry Group PLC, Class A (a)	1,810	53,463
Kingspan Group PLC (a)	1,738	16,800
Ryanair Holdings PLC (a) (c)	4,964	21,856
Ryanair Holdings PLC ADR (c)	966	27,695
Smurfit Kappa Group PLC (a)	1,553	12,669

		1,064,949

ITALY – 3.7%
A2A SpA (a)	16,230	59,299
Alleanza Assicurazioni SpA (a)	5,482	59,338
Assicurazioni Generali SpA (a)	13,693	523,689
Autogrill SpA (a) (c)	1,318	15,770
Autostrade SpA (a)	3,336	100,826
Banca Carige SpA (a)	9,102	32,035
Banca Intesa SpA (a)	99,752	567,469
Banca Intesa SpA (a)	11,473	59,159
Banca Monte Dei Paschi di Siena SpA (a)	25,428	71,723
Banca Popolare di Milano SCRL (a)	5,107	47,699
Banche Popolari Unite SCRL (a)	7,864	183,875
Banco Popolare SCRL (a)	8,295	146,644
Bulgari SpA (a)	1,945	19,566
Enel SpA (a)	56,077	532,339
Eni SpA ADR	16,860	1,251,518
Fiat SpA ADR (b)	9,195	150,811
Finmeccanica SpA (a)	3,855	100,863
Fondiaria-Sai SpA (a)	892	29,417
IFIL Investments SpA (a)	4,035	26,094
Italcementi SpA (a)	918	15,197
Italcementi SpA (a)	1,365	15,848
Lottomatica SpA (a)	787	23,465
Luxottica Group SpA ADR (b)	1,798	41,947
Mediaset SpA (a)	9,944	65,448
Mediobanca SpA (a)	6,365	107,942
Mediolanum SpA (a)	2,834	11,744
Parmalat SpA (a)	21,515	56,008
Pirelli & Co. SpA (a)	33,888	23,266
Prysmian SpA (a)	1,399	35,343
Saipem SpA (a)	3,429	160,375
Seat Pagine Gialle SpA (a)	55,980	5,822
Snam Rete Gas SpA (a)	10,135	69,133
Telecom Italia SpA (Ordinary) ADR	12,998	259,440
Telecom Italia SpA (Savings) ADR	7,805	125,817
Terna SpA (a)	15,545	65,735
Unicredito Italiano SpA (a)	146,898	894,180
Unipol Gruppo Finanziario SpA (a)	8,625	20,279

		5,975,123
The accompanying notes are an integral part of these Financial Statements.
28 E*TRADE International Index Fund — 2008 Semi-Annual Report

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

JAPAN – 21.0%
77 Bank, Ltd. (The) (a)	4,468	$28,143
Acom Co., Ltd. ADR	3,308	25,667
Advantest Corp. ADR	1,938	40,814
Aeon Co., Ltd. (a)	8,294	102,843
Aeon Credit Service Co., Ltd. (a)	1,016	12,753
Aeon Mall Co., Ltd. (a)	821	24,328
Aiful Corp. (a)	976	11,310
Aioi Insurance Co., Ltd. (a)	5,876	31,423
Aisin Seiki Co., Ltd. (a)	2,481	81,636
Ajinomoto Co., Inc. (a)	8,613	81,738
Alfresa Holdings Corp. (a)	385	27,602
All Nippon Airways Co., Ltd. (a)	8,000	29,971
Alps Electric Co., Ltd. (a)	2,234	23,146
Amada Co., Ltd. (a)	4,698	37,229
Aoyama Trading Co., Ltd. (a)	782	14,454
Aozora Bank, Ltd. (a)	8,549	19,589
Asahi Breweries, Ltd. (a)	5,010	93,814
Asahi Glass Co., Ltd. (a)	13,064	158,434
Asahi Kasei Corp. (a)	15,441	81,093
Asics Corp. (a)	2,072	22,685
Astellas Pharma, Inc. (a)	6,385	271,984
Bank of Kyoto, Ltd. (The) (a)	3,973	41,599
Bank of Yokohama, Ltd. (The) (a)	16,236	112,467
Benesse Corp. (a)	964	39,109
Bridgestone Corp. (a)	7,898	121,369
Brother Industries, Ltd. (a)	3,055	42,193
Canon, Inc., ADR (b)	13,818	707,620
Canon, Marketing Japan, Inc. (a)	881	15,523
Casio Computer Co., Ltd. (a)	3,072	35,014
Central Japan Railway Co. (a)	21	231,865
Chiba Bank, Ltd. (The) (a)	9,858	69,338
Chiyoda Corp. (a)	1,977	21,534
Chubu Electric Power Co., Inc. (a)	8,576	209,833
Chugai Pharmaceutical Co., Ltd. (a)	3,624	58,045
Chugoku Bank, Ltd. (The) (a)	2,115	30,781
Chugoku Electric Power Co., Inc. (The) (a)	3,604	77,034
Citizen Watch Co., Ltd. (a)	4,187	31,996
Coca-Cola West Holdings Co., Ltd. (a)	720	16,832
Cosmo Oil Co., Ltd. (a)	7,136	25,899
Credit Saison Co., Ltd. (a)	2,117	44,483
CSK Holdings Corp. (a)	815	16,084
Dai Nippon Printing Co., Ltd. (a)	7,711	113,715
Daicel Chemical Industries, Ltd. (a)	3,545	20,003
Daido Steel Co., Ltd. (a)	3,939	22,078
Daihatsu Motor Co., Ltd. (a)	2,489	28,589
Daiichi Sankyo Co., Ltd. (a)	9,043	249,543
Daikin Industries, Ltd. (a)	3,417	173,067
Dainippon Ink & Chemicals, Inc. (a)	7,702	22,389
Dainippon Sumitomo Pharma Co., Ltd. (a)	2,077	16,829
Daito Trust Construction Co., Ltd. (a)	1,043	50,673
Daiwa House Industry Co., Ltd. (a)	6,604	62,274
Daiwa Securities Group, Inc. (a)	17,283	159,201
DeNA Co., Ltd. (a)	4	23,601
Denki Kagaku Kogyo Kabushiki Kaisha (a)	6,224	23,120
Denso Corp. (a)	6,297	217,246
Dentsu, Inc. (a)	25	53,142
Dowa Holdings Co., Ltd. (a)	3,541	25,911
Dowa Mining Co., Ltd. Rights, expires 01/29/10 (c)	2,165	769
East Japan Railway Co. (a)	45	367,161
Ebara Corp. (a)	5,192	16,177
Eisai Co., Ltd. ADR (b)	3,265	115,502
Electric Power Development Co., Ltd. (a)	1,726	64,189
Elpida Memory, Inc. (a) (c)	1,428	45,875
FamilyMart Co., Ltd. (a)	759	31,120
Fanuc, Ltd. (a)	2,482	243,145
Fast Retailing Co., Ltd. (a)	618	58,731
Fuji Electric Holdings Co., Ltd. (a)	7,251	25,681
Fuji Heavy Industries, Ltd. (a)	7,604	37,368
Fuji Television Network, Inc. (a)	6	9,072
Fujifilm Holdings Corp. (a)	6,332	218,479
Fujikura, Ltd. (a)	4,878	21,261
Fujitsu, Ltd. (a)	24,128	179,474
Fukuoka Financial Group, Inc. (a)	10,026	45,400
Furukawa Electric Co. (The) (a)	8,236	35,910
Gunma Bank, Ltd. (The) (a)	5,231	34,932
Hachijuni Bank, Ltd. (The) (a)	5,557	36,116
Hakuhodo DY Holdings, Inc. (a)	302	16,147
Hankyu Hanshin Holdings, Inc. (a)	15,643	65,844
Haseko Corp. (a)	16,516	22,137
Hikari Tsushin, Inc. (a)	340	11,235
Hino Motors, Ltd. (a)	3,349	20,836
Hirose Electric Co., Ltd. (a)	415	41,769
Hiroshima Bank, Ltd. (The) (a)	6,478	28,933
Hisamitsu Pharmaceutical Co. (a)	863	37,643
Hitachi Cable, Ltd. (a)	2,297	8,655
Hitachi Chemical Co., Ltd. (a)	1,343	27,764
Hitachi Construction Machinery Co., Ltd. (a)	1,393	39,120
Hitachi High-Technologies Corp. (a)	892	20,733
Hitachi Metals, Ltd. (a)	2,136	35,130
Hitachi, Ltd. ADR	4,363	312,740
Hokkaido Electric Power Co., Inc. (a)	2,509	51,184
Hokuhoku Financial Group, Inc. (a)	15,320	44,514
Hokuriku Electric Power Co. (a)	2,283	54,386
Honda Motor Co., Ltd., ADR	21,387	727,800
Hoya Corp. ADR	5,352	123,949
Ibiden Co., Ltd. (a)	1,758	64,128
Idemitsu Kosan Co., Ltd. (a)	285	25,389
INPEX Holdings, Inc. (a)	11	139,148
Isetan Mitsukoshi Holdings, Ltd. (c)	4,408	47,285
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	17,100	34,697
Isuzu Motors, Ltd. (a)	16,482	79,504
Ito En, Ltd. (a)	827	13,049
Itochu Corp. (a)	19,500	208,257
Itochu Techno-Solutions Corp. (a)	390	12,695
Iyo Bank, Ltd. (The) (a)	3,145	36,886
J. Front Retailing Co., Ltd. (a)	5,557	29,468
Jafco Co., Ltd. (a)	438	15,022
Japan Airlines System Corp. (a)	12,000	25,247
Japan Petroleum Exploration Co., Ltd. (a)	370	26,461
Japan Prime Realty Investment Corp., REIT (a)	8	23,710
Japan Real Estate Investment Corp., REIT (a)	5	52,900
Japan Retail Fund Investment Corp., REIT (a)	5	28,878
Japan Steel Works, Ltd. (The) (a)	4,570	89,037
Japan Tobacco, Inc. (a)	59	252,054
JFE Holdings, Inc. (a)	6,764	341,608
JGC Corp. (a)	2,852	56,256
Joyo Bank, Ltd. (The) (a)	9,052	44,158
JS Group Corp. (a)	3,446	54,960
JSR Corp. (a)	2,320	46,184
JTEKT Corp. (a)	2,494	39,689
Jupiter Telecommunications Co., Ltd. (a)	91	70,712
Kajima Corp. (a)	10,955	38,391
Kamigumi Co., Ltd. (a)	3,375	25,632
Kaneka Corp. (a)	3,937	26,864
Kansai Electric Power Co., Inc. (The) (a)	9,975	234,085
Kansai Paint Co., Ltd. (a)	2,825	19,595
Kao Corp. ADR	676	177,601
Kawasaki Heavy Industries, Ltd. ADR	4,863	51,931
Kawasaki Kisen Kaisha, Ltd. (a)	7,859	73,982
KDDI Corp. (a)	38	235,521
Keihin Electric Express Railway Co., Ltd. (a)	5,568	34,571
Keio Electric Railway Co., Ltd. (a)	7,492	37,979
Keisei Electric Railway Co., Ltd. (a)	3,573	18,321
Keyence Corp. (a)	488	116,524
Kikkoman Corp. (a)	1,788	21,879
Kinden Corp. (a)	1,723	17,424
Kintetsu Corp. (a)	21,053	66,153
Kirin Brewery Co., Ltd. ADR	10,201	159,552
Kobe Steel, Ltd. (a)	34,293	98,369
The accompanying notes are an integral part of these Financial Statements.
E*TRADE International Index Fund — 2008 Semi-Annual Report 29

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

JAPAN (continued)
Komatsu, Ltd. ADR	2,911	$325,138
Konami Corp. ADR (b)	1,301	45,340
Konica Minolta Holdings, Inc. (a)	6,197	105,146
Kubota Corp. ADR	2,845	101,823
Kuraray Co., Ltd. (a)	4,463	53,342
Kurita Water Industries, Ltd. (a)	1,462	54,338
Kyocera Corp. ADR	2,106	198,069
Kyowa Hakko Kogyo Co., Ltd. (a)	2,844	29,208
Kyushu Electric Power Co., Inc. (a)	4,913	102,978
Lawson, Inc. (a)	903	44,069
Leopalace21 Corp. (a)	1,653	23,753
Mabuchi Motor Co., Ltd. (a)	396	21,543
Makita Corp. (a)	1,585	64,976
Marubeni Corp. (a)	21,346	178,349
Marui Co., Ltd. (a)	3,405	26,554
Maruichi Steel Tube, Ltd. (a)	509	15,955
Matsui Securities Co., Ltd. (a)	1,653	9,961
Matsushita Electric Industrial Co., Ltd. ADR (b)	23,828	510,396
Matsushita Electric Works, Ltd. (a)	4,864	49,719
Mazda Motor Corp. (a)	11,942	62,272
Mediceo Paltac Holdings Co., Ltd. (a)	1,890	34,864
Meiji Dairies Corp. (a)	3,416	17,558
Millea Holdings, Inc. ADR (c)	9,077	354,500
Minebea Co., Ltd. ADR (b)	2,327	26,650
Mitsubishi Chemical Holdings Corp. (a)	16,582	96,721
Mitsubishi Corp. ADR	8,774	579,388
Mitsubishi Electric Corp. (a)	25,028	271,159
Mitsubishi Estate Co., Ltd. (a)	15,220	349,048
Mitsubishi Gas Chemical Co., Inc. (a)	5,009	36,146
Mitsubishi Heavy Industries, Ltd. (a)	41,509	198,595
Mitsubishi Logistics Corp. (a)	1,481	16,249
Mitsubishi Materials Corp. (a)	14,908	63,860
Mitsubishi Motors Corp. (a) (c)	46,620	85,006
Mitsubishi Rayon Co., Ltd. (a)	6,994	22,098
Mitsubishi UFJ Financial Group, Inc. (a)	3,306	29,265
Mitsubishi UFJ Financial Group, Inc. ADR	133,640	1,176,032
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	754	32,818
Mitsubishi UFJ NICOS Co., Ltd. (a)	4,607	15,267
Mitsui & Co., Ltd. ADR	1,118	496,336
Mitsui Chemicals, Inc. (a)	8,206	40,592
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	9,148	29,062
Mitsui Fudosan Co., Ltd. (a)	10,845	232,510
Mitsui Mining & Smelting Co., Ltd. (a)	7,421	21,950
Mitsui O.S.K. Lines, Ltd. (a)	14,841	212,021
Mitsui Sumitomo Insurance Group Holdings, Inc. (a) (c)	4,703	162,819
Mitsui Trust Holdings, Inc. (a)	10,232	61,047
Mitsumi Electric Co., Ltd. (a)	1,066	23,807
Mizuho Financial Group, Inc. (a)	125	582,592
Mizuho Trust & Banking Co., Ltd. (a)	19,523	33,709
Murata Manufacturing Co., Ltd. (a)	2,772	131,001
Namco Bandai Holdings, Inc. (a)	2,653	30,134
NEC Corp. ADR	24,973	130,983
NEC Electronics Corp. (a) (c)	480	12,015
NGK Insulators, Ltd. (a)	3,463	67,628
NGK Spark Plug Co., Ltd. (a)	2,230	25,712
NHK Spring Co., Ltd. (a)	2,055	16,428
Nidec Corp. (a)	1,408	93,945
Nikon Corp. (a)	4,405	129,168
Nintendo Co., Ltd. (a)	1,284	729,359
Nippon Building Fund, Inc., REIT (a)	6	70,876
Nippon Electric Glass Co., Ltd. (a)	4,511	78,543
Nippon Express Co., Ltd. (a)	10,319	49,642
Nippon Meat Packers, Inc. (a)	2,367	32,128
Nippon Mining Holdings, Inc. (a)	11,424	71,849
Nippon Oil Corp. (a)	17,071	115,208
Nippon Paper Group, Inc. (a)	12	32,885
Nippon Sheet Glass Co., Ltd. (a)	7,804	38,744
Nippon Shokubai Co., Ltd. (a)	1,729	12,424
Nippon Steel Corp. (a)	66,120	358,955
Nippon Telegraph & Telephone ADR	13,625	331,088
Nippon Yusen Kabushiki Kaisha (a)	14,339	138,345
Nipponkoa Insurance Co., Ltd. (a)	8,566	74,521
NISHI-NIPPON City Bank, Ltd. (a)	9,287	27,744
Nissan Chemical Industries, Ltd. (a)	1,875	23,112
Nissan Motor Co., Ltd. ADR	14,638	240,795
Nisshin Seifun Group, Inc. (a)	2,326	29,285
Nisshin Steel Co., Ltd. (a)	9,660	32,938
Nisshinbo Industries, Inc. (a)	1,801	21,470
Nissin Food Products Co., Ltd. (a)	1,073	36,037
Nitori Co., Ltd. (a)	515	26,501
Nitto Denko Corp. (a)	2,138	82,325
NOK Corp. (a)	1,458	23,242
Nomura Holdings, Inc. ADR (b)	22,915	337,996
Nomura Real Estate Holdings, Inc. (a)	677	14,329
Nomura Real Estate Office Fund, Inc., REIT (a)	3	22,632
Nomura Research (a)	1,457	34,219
NSK, Ltd. (a)	5,712	50,134
NTN Corp. (a)	5,484	36,630
NTT Data Corp. (a)	17	66,667
NTT DoCoMo, Inc. ADR (b)	20,751	302,965
NTT Urban Development Corp. (a)	16	21,011
Obayashi Corp. (a)	7,943	36,061
Obic Co., Ltd. (a)	90	15,160
Odakyu Electric Railway Co., Ltd. (a)	8,113	52,821
Oji Paper Co., Ltd. (a)	11,028	51,951
OKUMA Corp. (a)	1,858	18,529
Olympus Corp. (a)	2,986	101,401
Omron Corp. ADR (b)	2,742	58,976
Ono Pharmaceutical Co., Ltd. (a)	1,252	69,167
Onward Kashiyama Co., Ltd. (a)	1,680	17,695
Oracle Corp., Japan (a)	494	20,174
Oriental Land Co., Ltd. (a)	678	40,576
Orix Corp. ADR (b)	2,387	172,174
Osaka Gas Co., Ltd. (a)	26,059	95,754
Otsuka Corp. (a)	205	14,182
Pioneer Corp. (a)	2,040	16,439
Promise Co., Ltd. (a)	786	22,013
Rakuten, Inc. (a)	85	42,983
Resona Holdings, Inc. (a)	66	101,544
Ricoh Co., Ltd. ADR	1,737	157,633
Rohm Co., Ltd. (a)	1,308	75,651
Sankyo Co., Ltd., Gunma (a)	695	45,361
Santen Pharmaceutical Co., Ltd. (a)	956	24,034
Sanyo Electric Co., Ltd. (a) (c)	21,824	50,826
Sapporo Hokuyo Holdings, Inc. (a)	4	27,112
Sapporo Holdings, Ltd. (a)	3,317	23,263
SBI E*TRADE Securitioes Co., Ltd. (a)	20	15,647
SBI Holdings, Inc. (a)	145	31,789
Secom Co., Ltd. (a)	2,719	132,662
Sega Sammy Holdings, Inc. ADR	9,538	20,830
Seiko Epson Corp. (a)	1,653	45,508
Sekisui Chemical Co., Ltd. (a)	5,590	38,188
Sekisui House, Ltd. ADR	5,972	55,830
Seven & I Holdings Co., Ltd. (a)	10,529	301,990
Sharp Corp. (a)	12,947	211,411
Shikoku Electric Power Co., Inc. (a)	2,410	66,379
Shimadzu Corp. (a)	3,259	32,551
Shimamura Co., Ltd. (a)	284	17,541
Shimano, Inc. (a)	870	43,808
Shimizu Corp. (a)	7,659	36,354
Shin-Etsu Chemical Co., Ltd. (a)	5,317	330,507
Shinko Electric Industries Co., Ltd. (a)	875	10,846
Shinko Securities Co., Ltd. (a)	6,828	20,166
Shinsei Bank, Ltd. (a)	12,759	43,814
Shionogi & Co., Ltd. (a)	3,866	76,676
The accompanying notes are an integral part of these Financial Statements.
30 E*TRADE International Index Fund — 2008 Semi-Annual Report

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

JAPAN (continued)
Shiseido Co., Ltd. (a)	4,248	$97,517
Shizuoka Bank, Ltd. (The) (a)	7,818	80,033
Showa Denko Kabushiki Kaisha (a)	15,358	40,843
Showa Shell Sekiyu Kabushiki Kaisha (a)	2,440	26,833
SMC Corp. (a)	745	81,907
Softbank Corp. (a)	9,797	165,487
Sojitz Corp. (a)	15,980	53,397
Sompo Japan Insurance, Inc. (a)	10,874	102,417
Sony Corp. ADR	13,008	568,970
Sony Financial Holdings, Inc. (a)	12	48,393
Square Enix Co., Ltd. (a)	820	24,307
Stanley Electric Co., Ltd. (a)	1,950	47,356
Sumco Corp. (a)	1,669	37,041
Sumitomo Chemical Co., Ltd. (a)	20,368	128,538
Sumitomo Corp. ADR (b)	14,577	191,830
Sumitomo Electric Industries, Ltd. (a)	9,714	123,573
Sumitomo Heavy Industries, Ltd. (a)	7,453	50,635
Sumitomo Metal Industries, Ltd. ADR (b)	4,980	219,391
Sumitomo Metal Mining Co. (a)	7,156	109,646
Sumitomo Mitsui Financial Group, Inc. (a)	86	647,836
Sumitomo Realty & Development (a)	4,933	98,299
Sumitomo Rubber Industries, Inc. (a)	2,214	16,589
Sumitomo Titanium Corp. (a)	238	12,521
Sumitomo Trust & Banking Co., Ltd. ADR	18,441	129,081
Suruga Bank, Ltd. (a)	2,917	38,043
Suzuken Co., Ltd. (a)	913	33,783
Suzuki Motor Corp. (a)	4,572	108,470
T&D Holdings, Inc. (a)	2,552	157,676
Taiheiyo Cement Corp. (a)	11,692	23,531
Taisei Corp. (a)	12,412	29,657
Taisho Pharmaceutical Co., Ltd. (a)	1,660	30,934
Taiyo Nippon Sanso Corp. (a)	3,654	30,540
Taiyo Yuden Co., Ltd. (a)	1,397	14,462
Takashimaya Co., Ltd. (a)	3,856	35,093
Takeda Pharmaceutical Co., Ltd. (a)	10,941	557,399
Takefuji Corp. (a)	1,431	19,961
Tanabe Seiyaku Co., Ltd.	2,908	38,077
TDK Corp. ADR	1,594	95,640
Teijin, Ltd. (a)	11,478	39,450
Terumo Corp. (a)	2,185	111,989
THK Co., Ltd. (a)	1,551	30,232
Tobu Railway Co., Ltd. (a)	10,565	50,168
Toho Co., Ltd. (a)	1,469	30,075
Toho Gas Co., Ltd. (a)	6,231	34,226
Toho Titanium Co., Ltd. (a)	394	7,739
Tohoku Electric Power Co., Inc. (a)	5,536	120,787
Tokai Rika Co., Ltd. (a)	671	13,917
Tokuyama Corp. (a)	2,856	21,319
Tokyo Broadcasting System, Inc. (a)	500	9,514
Tokyo Electric Power Co., Inc. (The) (a)	15,769	406,716
Tokyo Electron, Ltd. (a)	2,222	128,356
Tokyo Gas Co., Ltd. (a)	30,181	122,153
Tokyo Steel Manufacturing Co., Ltd. (a)	1,406	16,312
Tokyo Tatemono Co., Ltd. (a)	3,501	22,713
Tokyu Corp. (a)	14,239	74,009
Tokyu Land Corp. (a)	5,871	33,488
TonenGeneral Sekiyu K.K. (a)	3,660	33,305
Toppan Printing Co., Ltd. (a)	6,794	74,967
Toray Industries, Inc. (a)	17,244	92,705
Toshiba Corp. (a)	39,828	294,332
Tosoh Corp. (a)	6,618	27,142
Toto, Ltd. (a)	3,369	23,777
Toyo Seikan Kaisha, Ltd. (a)	2,104	37,206
Toyo Suisan Kaisha, Ltd. (a)	1,149	26,049
Toyoda Gosei Co., Ltd. (a)	842	24,683
Toyota Boshoku Corp. (a)	851	22,858
Toyota Industries Corp. (a)	2,321	74,647
Toyota Motor Corp. ADR (b)	17,533	1,648,102
Toyota Tsusho Corp. (a)	2,751	64,679
Trend Micro, Inc. (a)	1,359	44,892
Ube Industries, Ltd. (a)	13,068	46,366
Uni-Charm Corp. (a)	536	38,192
UNY Co., Ltd. (a)	2,329	22,998
Urban Corp. (a)	2,321	6,836
Ushio, Inc. (a)	1,537	25,212
USS Co., Ltd. (a)	318	21,047
West Japan Railway Co. (a)	23	113,082
Yahoo! Japan Corp. (a)	196	75,618
Yakult Honsha Co., Ltd. (a)	1,253	35,357
Yamada Denki Co., Ltd. (a)	1,123	80,148
Yamaguchi Financial Group, Inc. (a)	2,739	37,975
Yamaha Corp. (a)	2,274	44,048
Yamaha Motor Co., Ltd. (a)	2,597	48,719
Yamato Holdings Co., Ltd. (a)	5,034	70,389
Yamato Kogyo Co., Ltd. (a)	517	24,731
Yamazaki Baking Co., Ltd. (a)	1,569	17,296
Yaskawa Electric Corp. (a)	3,105	30,522
Yokogawa Electric Corp. (a)	2,957	27,137
Zeon Corp. (a)	2,312	9,297

		34,282,663

LUXEMBOURG – 0.8%
ArcelorMittal (b)	11,259	1,115,429
Millicom International Cellular SA, SDR (a)	910	93,790
SES, FDR (a)	3,914	98,940

		1,308,159

NETHERLANDS – 4.6%
Aegon NV	18,016	236,190
Akzo Nobel NV ADR	3,521	242,204
ASML Holding NV	5,586	136,298
Corio NV REIT (a)	566	44,116
European Aeronautic Defence and Space Co., NV (a)	4,217	79,509
Fugro NV (a)	752	64,079
Heineken Holding NV (a)	1,428	65,405
Heineken NV (a)	3,173	161,693
Ing Groep NV ADR (b)	24,708	779,537
James Hardie Industries NV ADR (b)	1,212	24,422
Koninklijke Ahold NV SP ADR	15,437	207,708
Koninklijke DSM NV SP ADR (b)	7,050	103,773
Koninklijke Philips Electronics NV	14,061	475,262
Randstad Holdings NV (a)	2,051	71,421
Reed Elsevier NV ADR	4,046	135,622
Royal Dutch Shell PLC, Class A ADR	17,869	1,431,486
Royal Dutch Shell PLC, Class B ADR (b)	23,057	1,883,987
Royal KPN NV ADR	23,876	410,034
SBM Offshore NV (a)	1,856	68,340
SNS Reaal (a)	1,693	32,734
TNT NV ADR	4,911	168,059
TomTom NV (a) (c)	789	22,556
Unilever NV	21,098	599,183
Wolters Kluwer NV ADR	3,843	89,854

		7,533,472

NEW ZEALAND – 0.1%
Auckland International Airport, Ltd. (a)	12,664	18,802
Contact Energy, Ltd. (a)	3,734	22,694
Fletcher Building, Ltd. (a)	6,486	31,329
Sky City Entertainment Group, Ltd. (a)	6,169	14,367
Telecom Corp. of New Zealand, Ltd. ADR	4,719	63,754

		150,946

NORWAY – 1.0%
Aker Kvaerner ASA (a)	2,129	50,164
DNB NOR ASA (a)	9,493	120,595
Norsk Hydro ASA ADR (b)	9,164	133,859
Orkla ASA (a)	10,739	137,597
Petroleum Geo-Services ASA (a) (c)	2,215	54,239
Prosafe ASA (a)	2,382	23,582
Prosafe Production Public, Ltd. (c)	2,510	14,537
Renewable Energy Corp. AS (a) (c)	1,921	49,595
The accompanying notes are an integral part of these Financial Statements.
E*TRADE International Index Fund — 2008 Semi-Annual Report 31

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

NORWAY (continued)
StatoilHydro ASA, SP ADR	16,623	$621,368
Storebrand ASA (a)	4,953	36,674
Telenor ASA ADR	3,627	204,655
Yara International ASA ADR	2,455	217,378

		1,664,243
PORTUGAL – 0.3%
Banco BPI SA (a)	3,383	13,968
Banco Comercial Portugues SA, Class R (a)	30,401	65,617
Banco Espirito Santo SA (a)	2,914	45,356
Brisa-Auto Estradas de Portugal SA (a)	3,885	44,789
Cimpor Cimentos de Portugal SA (a)	3,481	23,358
Energias de Portugal ADR	2,368	123,679
Portugal Telecom SGPS SA ADR	8,636	97,069
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA (a)	1,401	11,628
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA ADR	2,235	18,593
Sonae SGPS SA (a)	11,656	13,973

		458,030
SINGAPORE – 1.2%
Allgreen Properties, Ltd. (a)	9,765	7,108
Ascendas Real Estate Investment Trust, REIT (a)	12,876	20,906
CapitaCommerical Trust, REIT (a)	12,560	17,686
CapitaLand, Ltd. ADR (b)	10,905	91,501
CapitalMall Trust, REIT (a)	15,088	33,325
City Developments, Ltd. (a)	6,477	51,917
ComfortDelgro Corp., Ltd. (a)	24,301	26,902
Cosco Corp. Singapore, Ltd. (a)	11,595	27,399
DBS Group Holdings ADR	3,687	204,723
Fraser And Neave, Ltd. (a)	12,583	42,038
Genting International PLC (a) (c)	37,421	15,994
Golden Agri-Resources, Ltd. (a)	64,593	42,697
Jardine Cycle & Carriage, Ltd. (a)	1,822	22,867
Keppel Corp., Ltd. ADR	8,225	134,878
Keppel Land, Ltd. (a)	4,665	17,062
Neptune Orient Lines, Ltd. ADR	1,667	15,852
Olam International, Ltd. (a)	15,519	27,721
Oversea-Chinese Banking Corp., Ltd. (a)	32,394	195,390
Parkway Holdings, Ltd. (a)	11,712	20,011
SembCorp Industries, Ltd. (a)	12,711	39,074
SembCorp Marine, Ltd. (a)	10,729	32,027
Singapore Airlines, Ltd. (a)	6,913	74,926
Singapore Exchange, Ltd. (a)	11,045	56,421
Singapore Land, Ltd. (a)	1,689	7,768
Singapore Press Holdings, Ltd. (a)	19,576	61,294
Singapore Technologies Engineering, Ltd. (a)	17,409	35,293
Singapore Telecommunications, Ltd. ADR	10,310	274,701
United Overseas Bank, Ltd. ADR	7,894	216,371
Uol Group, Ltd. (a)	6,702	16,748
Venture Corp., Ltd. (a)	2,842	20,593
Wilmar International, Ltd. (a)	10,751	40,005
Yanlord Land Group, Ltd. (a)	5,912	8,091

		1,899,289
SPAIN – 4.0%
Abertis Infraestructuras SA (a)	3,473	82,224
Acciona SA (a)	370	87,524
Acerinox SA (a)	1,848	42,432
ACS Actividades Cons y Servicios SA (a)	2,514	125,885
Antena 3 de Television SA (a)	1,152	9,398
Banco Bilbao Vizcaya ADR (b)	46,114	874,783
Banco de Sabadell SA (a)	11,889	100,281
Banco Popular Espanol SA (a)	10,232	141,100
Banco Santander Central Hispano SA ADR	81,002	1,473,426
Bankinter SA (a)	3,417	38,782
Cintra Concesiones de Infraestructuras de Transporte SA (a)	2,806	31,325
Criteria Caixacorp SA (a)	10,889	65,022
Enagas (a)	2,319	65,506
Fomento de Construcciones y Contratas SA (a)	592	35,049
Gamesa Corporacion Tecnologica SA (a)	2,363	115,765
Gas Natural SDG SA (a)	1,450	84,262
Gestevision Telecinco SA (a)	1,278	16,286
Grifols SA (a)	1,656	52,781
Grupo Ferrovial SA (a)	817	50,367
Iberdrola Renovables (a) (c)	10,941	84,350
Iberdrola SA (a)	45,273	603,628
Iberia Lineas Aereas de Espana (a)	6,170	14,700
Inditex SA (a)	2,826	129,636
Indra Sistemas SA (a)	1,275	33,078
Mapfre SA (a)	8,841	42,233
Promotora de Informaciones SA (a)	1,134	12,097
Red Electrica de Espana (a)	1,402	91,071
Repsol SA ADR	9,487	372,554
Sacyr Vallehermoso SA (a)	922	28,166
Telefonica SA ADR	18,547	1,475,970
Union Fenosa SA (a)	1,578	91,765
Zardoya Otis SA (a)	1,493	30,922
Zardoya Otis SA Rights, expires 07/01/08 (c)	1,493	3,082

		6,505,450
SWEDEN – 2.1%
Alfa Laval AB (a)	4,916	76,039
Assa Abloy AB, Class B (a)	4,042	58,225
Atlas Copco AB, Class A ADR	8,697	128,315
Atlas Copco AB, Class B (a)	5,054	66,918
Boliden AB (a)	3,749	30,306
Electrolux AB, Class B ADR (b)	1,648	42,191
Getinge AB (a)	2,333	56,948
Hennes & Mauritz AB, Class B (a)	6,621	357,626
Holmen AB, Class B (a)	684	20,021
Husqvarna AB ADR (b)	1,764	30,938
Investor AB, Class B (a)	5,899	123,992
Lundin Petroleum AB (a) (c)	2,850	41,988
Modern Times Group AB, Class B (a)	671	39,326
Nordea Bank AB (a)	26,910	369,170
Sandvik AB ADR	13,059	179,103
Scania AB, Class B (a)	4,662	63,549
Securitas AB, Class B (a)	4,055	46,961
Skandinaviska Enskilda Banken AB, Class A (a)	6,011	111,028
Skanska AB (a)	4,873	69,582
SKF AB — B Shares ADR	4,993	78,439
Ssab Svenskt Staal AB — Series A (a)	2,339	75,103
Ssab Svenskt Staal AB — Series B (a)	1,076	30,442
Svenska Cellulosa AB ADR	7,286	103,258
Svenska Handelsbanken AB (a)	5,989	142,049
Swedbank AB, Class A (a)	4,672	89,874
Swedish Match AB (a)	3,458	70,556
TELE2 AB, Class B (a)	3,948	76,866
Telefonaktiebolaget LM Ericsson ADR	38,398	399,339
TeliaSonera AB (a)	29,079	215,235
Volvo AB (a)	6,473	75,987
Volvo AB, Class A ADR (b)	14,093	173,371

		3,442,745
SWITZERLAND – 7.4%
ABB, Ltd. ADR (c)	28,420	804,854
Actelion, Ltd., Registered (a) (c)	1,266	67,728
Adecco SA, Registered (a)	1,593	78,998
Baloise Holding AG (a)	664	69,845
The accompanying notes are an integral part of these Financial Statements.
32 E*TRADE International Index Fund — 2008 Semi-Annual Report

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

SWITZERLAND (CONTINUED)
Compagnie Financiere Richemont AG, Class A (a)	6,761	$376,294
Credit Suisse Group ADR	13,550	613,951
EFG International, Registered (a)	665	18,150
Geberit AG (a)	514	75,683
Givaudan SA, Registered (a)	85	75,989
Holcim, Ltd. (a)	2,731	221,392
Julius Baer Holding AG, Registered (a)	2,747	184,756
Kuehne & Nagel International AG (a)	699	66,332
Lindt & Spruengli AG (a)	11	30,401
Logitech International SA (c)	2,233	59,844
Logitech International SA (a) (c)	818	21,932
Lonza Group AG, Registered (a)	620	85,931
Nestle SA ADR	20,365	2,307,208
Nobel Biocare Holding AG (a)	1,548	50,478
Novartis AG ADR	30,042	1,653,512
OC Oerlikon Corp. AG (a) (c)	92	25,460
Pargesa Holding SA (a)	350	38,918
Roche Holding AG ADR	18,198	1,643,643
Schindler Holding AG (a)	660	49,167
SGS SA (a)	61	87,241
Sonova Holding AG (a)	609	50,406
STMicroelectronics NV	8,842	91,338
Straumann Holding AG (a)	101	24,214
Sulzer AG (a)	353	44,727
Swatch Group AG (a)	410	102,245
Swatch Group AG, Class B (a)	664	31,063
Swiss Life Holding (a)	453	120,856
Swiss Reinsurance Co. ADR	4,552	304,107
Swisscom AG ADR	2,942	98,418
Syngenta AG ADR (b)	6,736	435,819
Synthes, Inc. (a)	769	106,076
UBS AG, Registered (a) (c)	38,067	795,547
Xstrata PLC (a)	8,230	655,057
Zurich Financial Services ADR	18,852	483,978

		12,051,558
UNITED KINGDOM – 18.9%
3i Group PLC (a)	4,957	81,022
Acergy SA ADR	2,525	56,207
Alliance & Leicester PLC (a)	4,904	28,596
Amec PLC (a)	4,294	75,602
Anglo American PLC (a)	17,123	1,201,616
Antofagasta PLC (a)	5,107	66,349
Associated British Foods PLC (a)	4,614	69,442
AstraZeneca PLC, SP ADR	18,870	802,541
Aviva PLC (a)	33,975	336,550
BAE Systems PLC ADR	11,375	400,696
Balfour Beatty PLC (a)	6,170	51,860
Barclays PLC ADR (b)	21,264	492,262
Barratt Developments PLC (a)	4,018	4,592
Berkeley Group Holdings PLC (The) (a)	1,095	14,772
BG Group PLC ADR	8,661	1,126,428
BHP Billiton PLC ADR (b)	14,292	1,107,344
BP PLC ADR	40,748	2,834,838
British Airways ADR (b)	747	32,000
British American Tobacco PLC ADR (b)	9,801	678,719
British Energy Group PLC (a)	13,378	188,044
British Land Co. PLC ADR (b)	6,617	93,302
British Sky Broadcasting Group PLC, ADR (b)	3,689	137,932
BT Group PLC ADR	10,196	405,087
Bunzl PLC ADR (b)	846	55,099
Burberry Group PLC (a)	5,603	50,352
Cable & Wireless PLC (a)	32,197	96,157
Cadbury PLC SP ADR	4,375	220,150
Cairn Energy PLC (a) (c)	1,695	108,694
Capita Group PLC (a)	7,892	107,567
Carnival PLC ADR	2,101	67,085
Carphone Warehouse Group PLC (a)	5,327	20,915
Centrica PLC ADR	4,767	294,338
Cobham PLC (a)	14,705	57,668
Compass Group PLC ADR (b)	24,075	181,831
Daily Mail & General Trust (a)	3,664	22,744
Diageo PLC ADR	8,327	615,115
DSG International PLC (a)	25,172	22,152
Enterprise Inns PLC (a)	6,553	52,691
Eurasian Natural Resources Corp. (a) (c)	4,170	109,778
Firstgroup PLC (a)	6,236	64,254
Friends Provident PLC (a)	30,088	60,791
GKN PLC ADR (b)	9,133	40,533
GlaxoSmithKline PLC ADR (b)	35,420	1,566,272
Group 4 Securicor PLC (a)	16,414	65,874
Hammerson PLC, REIT (a)	3,745	66,277
Hays PLC (a)	18,159	32,529
HBOS PLC ADR (b)	48,417	265,950
Home Retail Group (a)	11,364	49,065
HSBC Holdings PLC ADR (b)	30,737	2,357,528
ICAP PLC (a)	6,718	71,898
IMI PLC (a)	4,175	36,024
Imperial Tobacco Group ADR	6,581	488,639
Inchcape PLC (a)	5,652	35,744
Intercontinental Hotels Group PLC ADR	3,436	45,802
International Power PLC ADR (b)	1,948	167,480
Invensys PLC ADR (c)	10,323	53,519
Investec PLC (a)	5,182	31,526
ITV PLC (a)	42,814	37,878
J Sainsbury PLC ADR	3,386	85,784
Johnson Matthey PLC ADR (b)	1,390	102,133
Kazakhmys PLC (a)	2,652	83,547
Kesa Electricals PLC (a)	7,226	22,623
Kingfisher PLC ADR	15,177	67,840
Ladbrokes PLC ADR (b)	7,791	39,810
Land Securities Group PLC, REIT (a)	6,022	146,832
Legal & General Group PLC ADR (b)	15,931	158,843
Liberty International PLC, REIT (a)	3,283	55,984
Lloyds Tsb Group PLC ADR (b)	18,289	451,190
LogicaCMG PLC (a)	18,880	40,394
London Stock Exchange Group PLC (a)	1,970	30,392
Lonmin PLC (a)	2,024	127,620
Man Group PLC (a)	22,212	274,162
Marks & Spencer Group PLC ADR	10,438	136,481
Meggitt PLC (a)	8,530	35,954
Mitchells & Butlers PLC (a)	5,220	21,180
Mondi PLC (a)	4,757	27,895
National Express Group PLC (a)	1,682	31,702
National Grid PLC ADR	6,539	431,378
Next PLC (a)	2,594	49,824
Old Mutual PLC (a)	65,478	120,100
Pearson PLC ADR	10,469	128,245
Persimmon PLC (a)	3,887	24,308
Prudential Corp. PLC ADR	15,996	339,435
Punch Taverns PLC (a)	3,449	21,417
Reckitt Benckiser Group PLC (a)	7,833	395,298
Reed Elsevier PLC SP ADR	3,564	162,340
Rentokil Initial PLC ADR	4,701	46,428
Rexam PLC ADR	1,665	64,202
Rio Tinto PLC ADR (b)	3,231	1,599,345
Rolls-Royce Group PLC SP ADR	4,719	160,362
Royal & Sun Alliance Insurance Group PLC (a)	42,144	104,832
Royal Bank of Scotland Group PLC (a)	208,898	888,563
SABmiller PLC ADR	11,699	268,219
Sage Group PLC (The) (a)	16,906	69,929
Schroders PLC (a)	1,599	28,930
Scottish & Southern Energy ADR	11,206	312,895
Segro PLC, REIT (a)	5,648	44,126
Serco Group PLC (a)	6,284	55,717
Severn Trent PLC (a)	3,038	77,243
Shire, Ltd. (a)	11,042	180,357
Signet Group PLC (a)	18,908	18,641
Smith & Nephew PLC ADR (b)	2,308	126,363
The accompanying notes are an integral part of these Financial Statements.
E*TRADE International Index Fund — 2008 Semi-Annual Report 33

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

UNITED KINGDOM (continued)
Smiths Group PLC (a)	5,023	$108,146
Stagecoach Group PLC (a)	6,921	38,356
Standard Chartered PLC (a)	18,257	516,596
Standard Life PLC (a)	28,159	116,968
Stolt-Nielsen SA (a)	437	9,942
Tate & Lyle PLC ADR	1,480	46,833
Taylor Woodrow PLC (a)	13,672	16,734
Tesco PLC ADR	33,936	748,258
Thomas Cook Group PLC (a)	6,327	29,308
Thomson Reuters PLC (b)	437	70,921
Tomkins PLC ADR	2,854	34,533
Travis Perkins PLC (a)	1,586	16,891
Tui Travel PLC (a)	7,240	29,397
Tullow Oil PLC (a)	9,320	176,959
Unilever PLC ADR	16,819	477,828
United Business Media PLC (a)	2,998	32,311
United Utilities PLC ADR (b)	5,704	155,862
Vedanta Resources PLC (a)	1,865	80,474
Vodafone Group PLC ADR	68,806	2,027,025
Whitbread PLC (a)	2,277	55,473
William Hill PLC (a)	4,498	28,502
William Morrison Supermarkets PLC (a)	31,310	164,917
Wolseley PLC ADR (b)	8,569	64,208
WPP Group PLC SP ADR	2,901	138,726
Yell Group PLC (a)	10,635	14,826

		30,764,577
UNITED STATES – 0.0%
Dr. Pepper Snapple Group, Inc. (c)	3,301	69,255

TOTAL COMMON STOCKS (Cost $158,369,078)		160,963,440

EXCHANGE-TRADED FUND – 0.4%
UNITED STATES – 0.4%
iShares MSCI EAFE Index Fund	9,094	624,758

TOTAL EXCHANGE-TRADED FUND (Cost $672,632)		624,758

PREFERENCE STOCKS – 0.4%
GERMANY – 0.4%
Bayerische Motoren Werke AG (a)	676	26,872
Fresenius SE (a)	1,005	86,892
Henkel KGaA (a)	2,307	91,740
Porsche AG (a)	1,133	174,579
ProSiebensat.1 Media AG (a)	1,063	10,634
Rwe AG ADR (a)	505	50,837
Volkswagen AG (a)	1,363	197,510

		639,064
ITALY – 0.0%
IFI Istituto Finanziario Industriale SpA (a) (c)	845	16,759
Unipol SpA (a)	11,806	22,700

		39,459

TOTAL PREFERENCE STOCKS (Cost $578,523)		678,523

	PRINCIPAL
BOND – 0.1%	AMOUNT

UNITED KINGDOM – 0.1%
Saltaire Water Loan	$41,016	81,629

TOTAL BOND (Cost $81,603)		81,629

		VALUE
	SHARES	(Note 2)

SHORT-TERM INVESTMENTS – 0.1%
UNITED STATES – 0.1%
BlackRock Liquidity Funds TempCash Portfolio	210,955	$210,955

TOTAL SHORT-TERM INVESTMENTS (Cost $210,955)		210,955

TOTAL INVESTMENTS – 99.6% (Cost $159,912,791)		162,559,305
OTHER ASSETS LESS LIABILITIES – 0.4%		604,878

TOTAL NET ASSETS – 100.0%		$163,164,183

(a)	Represents fair value as determined in good faith under the direction of the Board of Trustees. Securities represent a total aggregate market value of $73,269,645 or 44.91% of net assets.

(b)	Securities (or a portion of securities) on loan. (See Note 9.)

(c)	Non-income producing.

ADR	American Depositary Receipt

FDR	Fiduciary Depositary Receipt

PPS	Price Protected Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

SP ADR	Sponsored American Depositary Receipt
Summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows (See Note 2):

Investments
Valuation Inputs	in Securities

Level 1 – Quoted Prices	$89,207,262
Level 2 – Other Significant Observable Inputs	73,352,043
Level 3 – Significant Unobservable Inputs	—

Total	$162,559,305

The accompanying notes are an integral part of these Financial Statements.
34 E*TRADE International Index Fund — 2008 Semi-Annual Report

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

	VALUE	% OF TOTAL
COUNTRY	(Note 2)	NET ASSETS

JAPAN	$34,282,663	21.0%
UNITED KINGDOM	30,846,206	19.0%
GERMANY	16,161,775	9.9%
FRANCE	15,669,157	9.6%
SWITZERLAND	12,051,558	7.4%
AUSTRALIA	10,953,099	6.7%
NETHERLANDS	7,533,472	4.6%
SPAIN	6,505,450	4.0%
ITALY	6,014,582	3.7%
HONG KONG	3,653,117	2.2%
SWEDEN	3,442,745	2.1%
FINLAND	2,498,079	1.5%
SINGAPORE	1,899,289	1.2%
NORWAY	1,664,243	1.0%
DENMARK	1,650,166	1.0%
BELGIUM	1,633,827	1.0%
LUXEMBOURG	1,308,159	0.8%
GREECE	1,070,537	0.7%
IRELAND	1,064,949	0.6%
AUSTRIA	1,031,830	0.6%
UNITED STATES	694,013	0.4%
PORTUGAL	458,030	0.3%
NEW ZEALAND	150,946	0.1%
BERMUDA	110,458	0.1%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	815,833	0.5%

	$163,164,183	100.0%

	VALUE	% OF TOTAL
INDUSTRY	(Note 2)	NET ASSETS

BANKS	$22,673,645	13.9%
OIL & GAS	13,693,763	8.4%
TELECOMMUNICATIONS	9,705,400	6.0%
MINING	9,349,445	5.7%
PHARMACEUTICALS	9,264,020	5.7%
INSURANCE	7,482,215	4.6%
FOOD	6,863,052	4.2%
ELECTRIC	6,509,131	4.0%
CHEMICALS	5,224,605	3.2%
AUTO MANUFACTURERS	5,162,483	3.2%
DIVERSIFED FINANCIAL SERVICES	4,233,990	2.6%
MEMBERSHIP ORGANIZATIONS	4,172,357	2.6%
REAL ESTATE	3,454,225	2.1%
ELECTRONICS	3,222,435	2.0%
TRANSPORTATION	3,134,653	1.9%
ENGINEERING & CONSTRUCTION	2,995,766	1.8%
MANUFACTURERS	2,872,014	1.8%
RETAIL	2,785,565	1.7%
ELECTRICAL COMPONENTS & EQUIPMENT	2,420,439	1.5%
BEVERAGES	2,188,693	1.3%
DISTRIBUTION / WHOLESALE	2,161,402	1.3%
MACHINE-DIVERSIFIED	2,049,706	1.3%
MEDIA	2,042,710	1.3%
IRON / STEEL	1,957,257	1.2%
BUILDING MATERIALS	1,901,620	1.2%
HOLDING COMPANIES	1,771,846	1.1%
COMMERCIAL SERVICES	1,634,528	1.0%
COMPUTER SOFTWARE	1,562,705	1.0%
ELECTRIC UTILITIES	1,547,279	1.0%
AGRICULTURE	1,489,968	0.9%
AUTO PARTS & EQUIPMENT	1,370,238	0.8%
HOME FURNISHINGS	1,205,821	0.7%
HEALTH CARE	1,105,196	0.7%
GAS	1,017,564	0.6%
OFFICE / BUSINESS EQUIPMENT	996,316	0.6%
AEROSPACE/DEFENSE	972,475	0.6%
ENTERTAINMENT	790,549	0.5%
COSMETICS / PERSONAL CARE	740,635	0.5%
COMPUTERS INDUSTRY	697,190	0.4%
REAL ESTATE INVESTMENT TRUST (REIT)	691,568	0.4%
SEMICONDUCTORS	664,827	0.4%
WATER	641,452	0.4%
HOUSEHOLD PRODUCTS / WARE	622,140	0.4%
LEISURE TIME	573,233	0.4%
METAL FABRICATE / HARDWARE	543,239	0.3%
APPAREL	540,334	0.3%
HAND / MACHINE TOOLS	525,011	0.3%
FOREST PRODUCTS & PAPER	424,286	0.3%
AIRLINE	396,406	0.2%
OIL & GAS SERVICES	388,621	0.2%
INTERNET	314,834	0.2%
ENERGY EQUIPMENT & SERVICES	239,984	0.1%
HOME BUILDERS	238,835	0.1%
TEXTILES	236,922	0.1%
ADVERTISING	231,960	0.1%
CONGLOMERATES	197,593	0.1%
PACKAGING & CONTAINERS	167,560	0.1%
INVESTMENT COMPANY	165,134	0.1%
BIOTECHNOLOGY	121,510	0.1%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	815,833	0.5%

	$163,164,183	100.0%

The accompanying notes are an integral part of these Financial Statements.
E*TRADE International Index Fund — 2008 Semi-Annual Report 35

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

COMMON STOCKS – 97.5%
COMMERCIAL SERVICES – 4.4%
Alliance Data Systems Corp. (a)	1,380	$78,040
Amazon.com, Inc. (a)(b)	5,382	394,662
Convergys Corp. (a)	2,151	31,964
eBay, Inc. (a)	19,249	526,075
Euronet Worldwide, Inc. (a)	853	14,416
Gartner, Inc., Class A (a)	1,086	22,502
Hewitt Associates, Inc., Class A (a)	1,696	65,008
Iron Mountain, Inc. (a)(b)	3,115	82,703
NutriSystem, Inc. (b)	566	8,003
Plexus Corp. (a)	738	20,428
Priceline.com, Inc. (a)(b)	673	77,705
SAIC, Inc. (a)	2,920	60,765
Western Union Co. (The)	12,885	318,517
Wright Express Corp. (a)	687	17,038

		1,717,826
COMPUTER FACILITIES MANAGEMENT – 0.4%
Cognizant Technology Solutions Corp., Class A (a)	5,028	163,460
COMPUTER INTEGRATED SYSTEMS DESIGN – 1.0%
Brocade Communications Systems, Inc. (a)	6,449	53,140
Computer Sciences Corp. (a)	2,631	123,236
Diebold, Inc.	1,151	40,953
Jack Henry & Associates, Inc.	1,344	29,084
MICROS Systems, Inc. (a)	1,418	43,235
NCR Corp. (a)	2,916	73,483
TIBCO Software, Inc. (a)	3,300	25,245

		388,376
COMPUTER PERIPHERAL EQUIPMENT – 9.5%
3Com Corp. (a)	6,906	14,641
Anixter International, Inc. (a)(b)	528	31,411
Cisco Systems, Inc. (a)	102,866	2,392,663
Electronics For Imaging, Inc. (a)	925	13,505
Emulex Corp. (a)	1,499	17,463
Juniper Networks, Inc. (a)(b)	9,165	203,280
Lexmark International, Inc. (a)	1,662	55,561
Palm, Inc. (b)	1,948	10,500
QLogic Corp. (a)	2,308	33,674
Research In Motion, Ltd. (a)	8,260	965,594
Synaptics, Inc. (a)(b)	394	14,866

		3,753,158
COMPUTER PROGRAMMING SERVICES – 0.1%
Informatica Corp. (a)	1,540	23,162
COMPUTER RELATED SERVICES – 1.5%
CACI International, Inc., Class A (a)	526	24,075
Electronic Data Systems Corp.	8,756	215,748
FactSet Research Systems, Inc. (b)	743	41,875
IAC/InterActiveCorp. (a)	3,155	60,828
Paychex, Inc.	5,584	174,668
Red Hat, Inc. (a)(b)	3,319	68,670

		585,864
COMPUTER STORAGE DEVICES – 1.6%
EMC Corp. (a)	35,998	528,811
Imation Corp.	544	12,468
SanDisk Corp. (a)	3,913	73,173

		614,452
COMPUTERS – 7.5%
Apple, Inc. (a)	15,352	2,570,539
NetApp, Inc. (a)	6,013	130,242
Perot Systems Corp., Class A (a)	1,516	22,755
Riverbed Technology, Inc. (a)(b)	445	6,105
Syntel, Inc. (b)	223	7,520
Teradata Corp. (a)(b)	3,134	72,521
Western Digital Corp. (a)	3,855	133,113

		2,942,795
COMPUTERS, PERIPHERAL & SOFTWARE – 1.6%
Autodesk, Inc. (a)	3,899	131,825
McAfee, Inc. (a)	2,802	95,352
National Instruments Corp.	1,005	28,512
NVIDIA Corp. (a)	9,660	180,835
Open Text Corp. (a)(b)	890	28,569
Salesforce.com, Inc. (a)	1,441	98,319
Sybase, Inc. (a)	1,380	40,600
Zebra Technologies Corp., Class A (a)	1,132	36,948

		640,960
DATA PROCESSING & PREPARATION – 2.6%
Acxiom Corp.	1,186	13,627
Affiliated Computer Services, Inc., Class A (a)	1,680	89,863
Automatic Data Processing, Inc.	9,027	378,231
Broadridge Financial Solutions, Inc.	2,414	50,815
DST Systems, Inc. (a)(b)	797	43,875
Fidelity National Information Services, Inc.	2,995	110,545
Fiserv, Inc. (a)	2,854	129,486
Total System Services, Inc.	3,480	77,326
VeriSign, Inc. (a)	3,390	128,142

		1,021,910
DISTRIBUTION / WHOLESALE – 0.2%
Brightpoint, Inc. (a)	921	6,723
Ingram Micro, Inc., Class A (a)	2,491	44,215
Tech Data Corp. (a)	920	31,179

		82,117
ELECTRONIC COMPONENTS – 0.8%
AVX Corp.	921	10,417
Celestica, Inc. (a)	3,487	29,395
MEMC Electronic Materials, Inc. (a)	3,965	244,006
Sanmina-SCI Corp. (a)	9,278	11,876
Vishay Intertechnology, Inc. (a)	3,261	28,925

		324,619
ELECTRONIC COMPUTERS – 14.4%
Advent Software, Inc. (a)	313	11,293
Dell, Inc. (a)	35,192	770,001
Hewlett-Packard Co.	42,946	1,898,643
International Business Machines Corp.	23,917	2,834,882
Sun Microsystems, Inc. (a)(b)	13,613	148,109
Unisys Corp. (a)	6,279	24,802

		5,687,730
ELECTRONIC PARTS & EQUIPMENT – 1.3%
Arrow Electronics, Inc. (a)	2,125	65,280
Avnet, Inc. (a)	2,632	71,801
Benchmark Electronics, Inc. (a)	1,174	19,183
Molex, Inc.	2,424	59,170
Tyco Electronics, Ltd.	8,324	298,166

		513,600
ELECTRONICS – 2.0%
Agilent Technologies, Inc. (a)	6,270	222,836
Amphenol Corp., Class A	3,053	137,019
Cogent, Inc. (a)	713	8,107
Cymer, Inc. (a)	549	14,757
Dolby Laboratories, Inc., Class A (a)	684	27,565
FLIR Systems, Inc. (a)(b)	2,386	96,800
Itron, Inc. (a)(b)	596	58,617
L-1 Identity Solutions, Inc. (a)	1,094	14,572
Mentor Graphics Corp. (a)	1,570	24,806
Mettler-Toledo International, Inc. (a)	604	57,295
Rofin-Sinar Technologies, Inc. (a)	517	15,613
Skyworks Solutions, Inc. (a)	2,804	27,675
Trimble Navigation, Ltd. (a)	2,120	75,684

		781,346
The accompanying notes are an integral part of these Financial Statements.
36 E*TRADE Technology Index Fund – 2008 Semi-Annual Report

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

INTERNET SOFTWARE & SERVICES – 7.3%
CNET Networks, Inc. (a)	2,610	$29,989
CyberSource Corp. (a)	1,201	20,093
DealerTrack Holdings, Inc. (a)	535	7,549
EarthLink, Inc. (a)(b)	1,914	16,556
Equinix, Inc. (a)	640	57,101
Expedia, Inc. (a)(b)	3,649	67,069
Google, Inc., Class A (a)	4,047	2,130,422
j2 Global Communications, Inc. (a)	773	17,779
NetFlix, Inc. (a)(b)	781	20,361
Valueclick, Inc. (a)	1,657	25,104
Yahoo!, Inc. (a)	23,958	494,972

		2,886,995
NETWORK EQUIPMENT – 0.3%
Foundry Networks, Inc. (a)	2,540	30,023
Nortel Networks Corp. (a)	8,638	71,004
Sonus Networks, Inc. (a)(b)	4,731	16,180
Sycamore Networks, Inc. (a)	3,405	10,964

		128,171
OFFICE ELECTRONICS – 0.5%
Xerox Corp.	15,657	212,309
PREPACKAGED SOFTWARE – 16.6%
Adobe Systems, Inc. (a)	9,261	364,791
BMC Software, Inc. (a)	3,326	119,736
Cadence Design System, Inc. (a)	4,490	45,349
Citrix Systems, Inc. (a)(b)	3,196	93,994
Compuware Corp. (a)	4,556	43,464
Electronic Arts, Inc. (a)	5,545	246,364
Intuit, Inc. (a)	5,590	154,116
Lawson Software, Inc. (a)	2,090	15,194
Macrovision Solutions Corp. (a)	1,448	21,662
Microsoft Corp.	127,941	3,519,657
MicroStrategy, Inc., Class A (a)	163	10,554
Novell, Inc. (a)	6,162	36,294
Nuance Communications, Inc. (a)(b)	2,986	46,791
Oracle Corp. (a)	69,075	1,450,575
Quest Software, Inc. (a)	1,212	17,950
RealNetworks, Inc. (a)	1,644	10,850
Symantec Corp. (a)	14,629	283,071
Synopsys, Inc. (a)	2,483	59,369
Wind River Systems, Inc. (a)	1,179	12,839

		6,552,620
PRINTED CIRCUIT BOARDS – 0.2%
Jabil Circuit, Inc.	3,642	59,765
PROCESS CONTROL INSTRUMENTS – 0.1%
Teradyne, Inc. (a)	3,051	33,775
RADIO & TV COMMUNICATIONS EQUIPMENT – 3.9%
Motorola, Inc. (b)	39,272	288,256
QUALCOMM, Inc.	28,187	1,250,657

		1,538,913
SEMICONDUCTORS – 0.6%
Formfactor, Inc. (a)(b)	814	15,002
Intersil Corp., Class A	2,155	52,410
Microsemi Corp. (a)	1,350	33,993
ON Semiconductor Corp. (a)(b)	5,713	52,388
PMC-Sierra, Inc. (a)	3,822	29,238
Semtech Corp. (a)	1,076	15,139
Silicon Laboratories, Inc. (a)	848	30,604
Zoran Corp. (a)	946	11,068

		239,842
SEMICONDUCTORS EQUIPMENT – 11.3%
Advanced Micro Devices, Inc. (a)(b)	10,563	61,582
Altera Corp. (b)	5,220	108,054
Amkor Technology, Inc. (a)	2,062	21,465
Analog Devices, Inc. (b)	5,052	160,502
Applied Micro Circuits Corp. (a)	1,194	10,221
Atmel Corp. (a)	7,928	27,589
Broadcom Corp., Class A (a)(b)	7,788	212,535
Cree, Inc. (a)(b)	1,559	35,561
Cypress Semiconductor Corp. (a)	2,621	64,870
Entegris, Inc. (a)	2,000	13,100
Fairchild Semiconductor International, Inc. (a)	2,169	25,442
Hittite Microwave Corp. (a)	295	10,508
Integrated Device Technology, Inc. (a)	2,982	29,641
Intel Corp.	99,747	2,142,566
International Rectifier Corp. (a)	1,262	24,230
JDS Uniphase Corp. (a)(b)	3,949	44,861
KLA-Tencor Corp.	2,961	120,542
Linear Technology Corp. (b)	3,870	126,046
LSI Logic Corp. (a)	11,100	68,154
Micrel, Inc.	904	8,272
Microchip Technology, Inc. (b)	3,220	98,339
Micron Technology, Inc. (a)	13,249	79,494
MKS Instruments, Inc. (a)	763	16,710
National Semiconductor Corp.	3,758	77,189
OmniVision Technologies, Inc. (a)(b)	888	10,736
Rambus, Inc. (a)	1,563	29,806
RF Micro Devices, Inc. (a)	4,580	13,282
Tessera Technologies, Inc. (a)	828	13,554
Texas Instruments, Inc.	23,034	648,637
Varian Semiconductor Equipment Associates, Inc. (a)(b)	1,291	44,953
Xilinx, Inc. (b)	4,863	122,791

		4,471,232
SOFTWARE – 3.4%
Activision, Inc. (a)	5,167	176,040
Akamai Technologies, Inc. (a)(b)	2,925	101,761
Ansys, Inc. (a)	1,355	63,848
Avid Technology, Inc. (a)	564	9,582
Avocent Corp. (a)	799	14,861
CA, Inc.	6,786	156,689
Concur Technologies, Inc. (a)	770	25,587
Digital River, Inc. (a)	646	24,923
F5 Networks, Inc. (a)(b)	1,426	40,527
Fair Isaac Corp.	856	17,779
Global Payments, Inc.	1,391	64,821
ManTech International Corp., Class A (a)	352	16,938
MasterCard, Inc., Class A (b)	1,109	294,462
Metavante Technologies, Inc. (a)	1,542	34,880
NAVTEQ Corp. (a)	1,726	132,902
Omniture, Inc. (a)(b)	727	13,500
Parametric Technology Corp. (a)	2,034	33,907
Progress Software Corp. (a)	723	18,487
Solera Holdings, Inc. (a)	466	12,890
SRA International, Inc., Class A (a)	751	16,867
Take-Two Interactive Software, Inc. (a)	1,322	33,804
THQ, Inc. (a)	1,168	23,664
VeriFone Holdings, Inc. (a)	1,099	13,133
Websense, Inc. (a)	785	13,219

		1,355,071
SPECIAL INDUSTRY MACHINERY – 1.5%
Applied Materials, Inc. (b)	23,603	450,581
Intermec, Inc. (a)	842	17,749
Lam Research Corp. (a)	2,179	78,771
Novellus Systems, Inc. (a)(b)	1,738	36,828

		583,929
TELECOMMUNICATIONS – 0.3%
Atheros Communications, Inc. (a)(b)	1,033	30,990
EchoStar Corp (a)(b)	734	22,915
NeuStar, Inc., Class A (a)	1,350	29,106
Polycom, Inc. (a)(b)	1,524	37,125
SAVVIS, Inc. (a)(b)	495	6,390

		126,526
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Technology Index Fund — 2008 Semi-Annual Report 37

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

TELECOMMUNICATIONS EQUIPMENT – 2.3%
ADTRAN, Inc.	1,011	$24,102
Arris Group, Inc. (a)	2,134	18,032
CommScope, Inc. (a)	1,216	64,168
Corning, Inc.	27,425	632,146
Harris Corp.	2,345	118,399
InterDigital, Inc. (a)	789	19,188
Tekelec (a)	1,135	16,696

		892,731
TELEPHONE & TELEGRAPH APPARATUS – 0.3%
ADC Telecommunications, Inc. (a)	2,049	30,264
Ciena Corp. (a)	1,546	35,821
Tellabs, Inc. (a)	6,920	32,178

		98,263

TOTAL COMMON STOCKS (Cost $34,670,832)		38,421,517

	SHARES/
	PRINCIPAL
	AMOUNT

SHORT-TERM INVESTMENTS – 2.6%
BlackRock Liquidity Funds TempCash Portfolio	824,679	824,679
U.S. Treasury Bill 1.98% (c), 07/24/2008 (d)	$220,000	219,744

TOTAL SHORT-TERM INVESTMENTS (Cost $1,044,401)		1,044,423

TOTAL INVESTMENTS – 100.1% (Cost $35,715,233)		39,465,940
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS – (0.1%)		(46,108)

TOTAL NET ASSETS – 100.0%		$39,419,832

(a)	Non-income producing.

(b)	Securities (or a portion of securities) on loan. (See Note 9.)

(c)	Yield to Maturity.

(d)	See Note 5 regarding futures contracts.
Summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows (See Note 2):

Investments
Valuation Inputs	in Securities

Level 1 – Quoted Prices	$39,246,196
Level 2 – Other Significant Observable Inputs	219,744
Level 3 – Significant Unobservable Inputs	—

Total	$39,465,940

	VALUE	% OF TOTAL
INDUSTRY	(Note 2)	NET ASSETS

PREPACKAGED SOFTWARE	$6,552,620	16.6%
ELECTRONIC COMPUTERS	5,687,730	14.4%
SEMICONDUCTORS EQUIPMENT	4,471,232	11.3%
COMPUTER PERIPHERAL EQUIPMENT	3,753,158	9.5%
COMPUTERS	2,942,795	7.5%
INTERNET SOFTWARE & SERVICES	2,886,995	7.3%
COMMERCIAL SERVICES	1,717,826	4.4%
RADIO & TV COMMUNICATIONS EQUIPMENT	1,538,913	3.9%
SOFTWARE	1,355,071	3.4%
DATA PROCESSING & PREPARATION	1,021,910	2.6%
TELECOMMUNICATIONS EQUIPMENT	892,731	2.3%
ELECTRONICS	781,346	2.0%
COMPUTERS, PERIPHERAL & SOFTWARE	640,960	1.6%
COMPUTER STORAGE DEVICES	614,452	1.6%
COMPUTER RELATED SERVICES	585,864	1.5%
SPECIAL INDUSTRY MACHINERY	583,929	1.5%
ELECTRONIC PARTS & EQUIPMENT	513,600	1.3%
COMPUTER INTEGRATED SYSTEMS DESIGN	388,376	1.0%
ELECTRONIC COMPONENTS	324,619	0.8%
SEMICONDUCTORS	239,842	0.6%
OFFICE ELECTRONICS	212,309	0.5%
COMPUTER FACILITIES MANAGEMENT	163,460	0.4%
NETWORK EQUIPMENT	128,171	0.3%
TELECOMMUNICATIONS	126,526	0.3%
TELEPHONE & TELEGRAPH APPARATUS	98,263	0.3%
DISTRIBUTION / WHOLESALE	82,117	0.2%
PRINTED CIRCUIT BOARDS	59,765	0.2%
PROCESS CONTROL INSTRUMENTS	33,775	0.1%
COMPUTER PROGRAMMING SERVICES	23,162	0.1%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	998,315	2.5%

	$39,419,832	100.0%

The accompanying notes are an integral part of these Financial Statements.
38 E*TRADE Technology Index Fund — 2008 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	E*TRADE	E*TRADE	E*TRADE	E*TRADE
	S&P 500	Russell 2000	International	Technology
	Index Fund	Index Fund	Index Fund	Index Fund
ASSETS:
Investments in securities at market value: (Note 2)
Unaffiliated issuers, at value(a)	$328,380,012	$105,419,047	$162,559,305	$39,465,940
Affiliated issuers, at value (Cost $446,422) (Note 6)	153,179	—	—	—
Cash	193	—	—	79
Cash held as collateral for securities loaned (Note 9)	33,302,019	20,422,972	17,444,840	4,051,977
Receivable for fund shares purchased	350,384	106,531	70,845	6,317
Receivable for securities sold	105,511	16,553,795	86,871	—
Variation margin receivable	9,506	—	—	—
Dividends and interest receivable	454,407	149,530	557,748	13,414
Foreign reclaim receivable	—	—	140,515	—
Due from E*TRADE Asset Management, Inc. (Note 3)	78,410	41,155	80,594	15,634
Prepaid expenses and other assets	4,856	1,178	2,472	451

TOTAL ASSETS	362,838,477	142,694,208	180,943,190	43,553,812

LIABILITIES:
Due to Custodian	—	—	10,522	—
Payable upon receipt of securities loaned (Note 9)	33,302,019	20,422,972	17,444,840	4,051,977
Payable for fund shares redeemed	627,406	104,072	146,548	41,511
Payable for securities purchased	389,699	16,431,065	—	—
Variation margin payable	—	35,870	—	13,786
Accrued advisory fee (Note 3)	19,734	13,667	34,785	8,680
Accrued administration fee (Note 3)	42,287	13,667	20,871	5,208
Custodian fee	7,419	11,592	52,780	725
Trustee fees (Note 3)	265	183	166	25
Audit and tax services	11,942	11,937	11,942	11,942
Accrued other expenses	30,680	31,581	56,553	126

TOTAL LIABILITIES	34,431,451	37,076,606	17,779,007	4,133,980

TOTAL NET ASSETS	$328,407,026	$105,617,602	$163,164,183	$39,419,832

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$320,473	$94,396	$131,106	$66,686
Paid-in capital, in excess of par	309,196,963	111,226,594	154,201,028	91,443,849
Accumulated undistributed (distribution in excess of) net investment income	3,449,787	749,401	2,957,445	37,673
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	1,612,898	6,961,600	3,224,445	(55,788,943)
Net unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	13,826,905	(13,414,389)	2,650,159	3,660,567

TOTAL NET ASSETS	$328,407,026	$105,617,602	$163,164,183	$39,419,832

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)	32,047,321	9,439,637	13,110,630	6,668,593

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$10.25	$11.19	$12.45	$5.91

(a)	Investments at cost for E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund were $313,700,488, $118,619,201, $159,912,791 and $35,715,233, respectively.
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Funds — 2008 Semi-Annual Report 39

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2008 (Unaudited)

	E*TRADE	E*TRADE	E*TRADE	E*TRADE
	S&P 500	Russell 2000	International	Technology
	Index Fund	Index Fund	Index Fund	Index Fund
NET INVESTMENT INCOME:
Dividends
Unaffiliated issuers	$3,555,412	$654,096	$4,356,684	$146,317
Affiliated issuers (Note 6)	5,739	—	—	—
Less: Foreign taxes withheld	—	(144)	(434,957)	—
Interest	9,239	3,080	164	2,710
Security lending income	68,050	211,344	53,693	10,544

TOTAL INVESTMENT INCOME	3,638,440	868,376	3,975,584	159,571

EXPENSES (NOTES 3 and 4):
Advisory fee	120,826	81,119	215,407	50,790
Administration fee	258,912	81,119	129,244	30,474
Sub-administration fee	76,573	72,903	121,794	29,697
Transfer and dividend disbursing agent	120,314	49,891	63,174	56,553
Legal services	41,253	13,113	20,922	5,053
Custodian fees	15,706	18,108	80,580	3,656
Trustee fees	39,773	12,491	19,868	4,651
Registration fees	22,517	10,944	23,553	12,553
Audit and tax services	10,242	10,237	10,242	10,242
Insurance	5,305	2,153	2,305	740
Printing	16,557	6,228	6,631	2,796
Other expenses	15,500	13,589	7,904	7,751

TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT	743,478	371,895	701,624	214,956
Waived fees and reimbursed expenses	(553,142)	(252,920)	(577,525)	(93,058)

NET EXPENSES	190,336	118,975	124,099	121,898

NET INVESTMENT INCOME	3,448,104	749,401	3,851,485	37,673

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Sale of investments	1,173,958	4,696,509	3,358,217	(97,965)
Futures contracts	(633,157)	(251,327)	—	2,091
Net realized gain (loss) on foreign currency transactions	—	—	(24,322)	—
Net change in unrealized appreciation (depreciation) of:
Investments	(48,452,294)	(16,250,855)	(27,634,162)	(5,630,147)
Futures contracts	(494,978)	(218,474)	—	(108,840)
Translation of assets and liabilities denominated in foreign currency	—	—	(2,722)	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS AND FOREIGN CURRENCY	(48,406,471)	(12,024,147)	(24,302,989)	(5,834,861)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,958,367)	$(11,274,746)	$(20,451,504)	$(5,797,188)

The accompanying notes are an integral part of these Financial Statements.
40 E*TRADE Funds — 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

	E*TRADE		E*TRADE
	S&P 500		Russell 2000
	Index Fund		Index Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,448,104	$7,262,277	$749,401	$1,375,743
Net realized gain (loss) on sale of investments and futures contracts	540,801	6,391,857	4,445,182	10,308,375
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(48,947,272)	5,443,510	(16,469,329)	(13,852,456)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,958,367)	19,097,644	(11,274,746)	(2,168,338)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(7,290,848)	—	(2,200,310)
Net realized gain on investments	—	—	—	(7,670,092)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—	(7,290,848)	—	(9,870,402)

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares	37,356,102	113,100,108	11,265,309	41,293,013
Value of shares issued in reinvestment of dividends and distributions	—	6,789,789	—	9,212,215
Cost of shares redeemed	(41,100,139)	(92,926,863)	(14,165,785)	(43,547,855)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS	(3,744,037)	26,963,034	(2,900,476)	6,957,373

REDEMPTION FEES (Note 2)	20,698	89,597	5,307	39,189

NET INCREASE (DECREASE) IN NET ASSETS	(48,681,706)	38,859,427	(14,169,915)	(5,042,178)

NET ASSETS:
BEGINNING OF PERIOD	377,088,732	338,229,305	119,787,517	124,829,695

END OF PERIOD(a)	$328,407,026	$377,088,732	$105,617,602	$119,787,517

SHARE TRANSACTIONS:
Number of shares sold	3,447,521	9,692,003	983,608	2,970,901
Number of shares reinvested	—	577,273	—	719,070
Number of shares redeemed	(3,802,993)	(7,931,693)	(1,250,490)	(3,152,264)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	(355,472)	2,337,583	(266,882)	537,707

(a)	Includes accumulated undistributed (distributions in excess of) net investment income of $3,449,787 and $1,683 for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively, for the E*TRADE S&P 500 Index Fund, and $749,401 and $0 for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively, for the E*TRADE Russell 2000 Index Fund.
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Funds — 2008 Semi-Annual Report 41

STATEMENT OF CHANGES IN NET ASSETS

	E*TRADE		E*TRADE
	International		Technology
	Index Fund		Index Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,851,485	$4,641,348	$37,673	$37,388
Net realized gain (loss) on sale of investments, futures contracts and foreign currency transactions	3,333,895	2,841,495	(95,874)	11,147
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(27,636,884)	8,045,397	(5,738,987)	6,992,750

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,451,504)	15,528,240	(5,797,188)	7,041,285

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(5,725,742)	—	(41,488)
Net realized gain on investments	—	(3,643,900)	—	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—	(9,369,642)	—	(41,488)

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares	15,768,993	102,948,398	3,370,609	9,872,547
Value of shares issued in reinvestment of dividends and distributions	—	8,643,238	—	38,617
Cost of shares redeemed	(23,845,247)	(51,155,486)	(4,748,600)	(15,629,101)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS	(8,076,254)	60,436,150	(1,377,991)	(5,717,937)

REDEMPTION FEES (Note 2)	14,465	116,258	3,107	11,374

NET INCREASE (DECREASE) IN NET ASSETS	(28,513,293)	66,711,006	(7,172,072)	1,293,234

NET ASSETS:
BEGINNING OF PERIOD	191,677,476	124,966,470	46,591,904	45,298,670

END OF PERIOD(a)	$163,164,183	$191,677,476	$39,419,832	$46,591,904

SHARE TRANSACTIONS:
Number of shares sold	1,211,201	7,279,132	570,898	1,547,725
Number of shares reinvested	—	626,864	—	5,665
Number of shares redeemed	(1,846,746)	(3,591,827)	(799,166)	(2,466,552)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	(635,545)	4,314,169	(228,268)	(913,162)

(a)	Includes accumulated undistributed (distributions in excess of) net investment income of $2,957,445 and $(894,040) for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively, for the E*TRADE International Index Fund, and $37,673 and $0 for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively, for the E*TRADE Technology Index Fund.
The accompanying notes are an integral part of these Financial Statements.
42 E*TRADE Funds — 2008 Semi-Annual Report

E*TRADE S&P 500 Index Fund
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006		2005		2004		2003(6)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.64		$11.25		$9.90		$9.61		$8.84		$6.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.11		0.23		0.19		0.17	(2)	0.17	(2)	0.10	(2)
Net realized and unrealized gain (loss) on investments	(1.50)		0.39		1.35		0.29		0.76		1.85

TOTAL FROM INVESTMENT OPERATIONS	(1.39)		0.62		1.54		0.46		0.93		1.95

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.23)		(0.19)		(0.17)		(0.16)		(0.10)
Net realized gain on investments	—		—		—		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(0.23)		(0.19)		(0.17)		(0.16)		(0.10)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL(3)	—		—		—		—		—		—

NET ASSET VALUE, END OF PERIOD	$10.25		$11.64		$11.25		$9.90		$9.61		$8.84

TOTAL RETURN(1)	(11.94	)%(8)	5.46%		15.66%		4.79%		10.62%		28.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$328,407		$377,089		$338,229		$260,697		$198,965		$129,942
Ratio of net expenses to average net assets	0.11	%(4)	0.09	%(4)	0.09	%(4)	0.09	%(4)	0.19	%(4)	0.40	%(4)
Ratio of net investment income to average net assets	2.00	%(5)	1.91	%(5)	1.83	%(5)	1.77	%(5)	1.85	%(5)	1.39	%(5)
Portfolio turnover rate	1.43	%(8)	4.92%		2.54%		3.87%		2.22%		0.65	%(7)

(1)	The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2)	Calculated based on average shares outstanding.

(3)	Rounds to less than $0.01 each year.

(4)	The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.43%, 0.42%, 0.72%, 0.79%, 0.73% and 0.83%, respectively.

(5)	The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 1.68%, 1.58%, 1.20%, 1.06%, 1.31% and 0.96%, respectively.

(6)	Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500™ Index Master Portfolio.

(7)	For the Period November 10, 2003 through December 31, 2003.

(8)	Not annualized.
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Funds — 2008 Semi-Annual Report 43

E*TRADE Russell 2000 Index Fund
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006		2005		2004		2003(6)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.34		$13.61		$12.41		$12.55		$11.17		$7.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.08		0.15		0.15		0.13	(2)	0.11	(2)	0.07	(2)
Net realized and unrealized gain (loss) on investments	(1.24)		(0.37)		2.08		0.41		1.80		3.42

TOTAL FROM INVESTMENT OPERATIONS	(1.16)		(0.22)		2.23		0.54		1.91		3.49

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.23)		(0.14)		(0.12)		(0.08)		(0.06)
Net realized gain on investments	—		(0.83)		(0.90)		(0.56)		(0.45)		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(1.06)		(1.04)		(0.68)		(0.53)		(0.06)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL	0.01		0.01		0.01		—	(3)	—	(3)	—	(3)

NET ASSET VALUE, END OF PERIOD	$11.19		$12.34		$13.61		$12.41		$12.55		$11.17

TOTAL RETURN(1)	(9.32	)%(8)	(1.73)%		18.05%		4.21%		17.30%		45.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$105,618		$119,788		$124,830		$81,157		$68,119		$33,881
Ratio of expenses to average net assets	0.22	%(4)	0.22	%(4)	0.22	%(4)	0.22	%(4)	0.37	%(4)	0.65	%(4)
Ratio of net investment income to average net assets	1.39	%(5)	1.03	%(5)	1.17	%(5)	1.04	%(5)	0.93	%(5)	0.70	%(5)
Portfolio turnover rate	18.91	%(8)	17.92%		24.98%		29.62%		34.58%		3.53	%(7)

(1)	The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2)	Calculated based on average shares outstanding.

(3)	Rounds to less than $0.01.

(4)	The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.69%, 0.64%, 0.94%, 1.11%, 1.00% and 1.61%, respectively.

(5)	The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.92%, 0.61%, 0.45%, 0.15%, 0.29% and (0.25)%, respectively.

(6)	Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Russell 2000™ Index Master Portfolio.

(7)	For the Period November 10, 2003 through December 31, 2003.

(8)	Not annualized.
The accompanying notes are an integral part of these Financial Statements.
44 E*TRADE Funds — 2008 Semi-Annual Report

E*TRADE International Index Fund
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006		2005		2004		2003(6)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.94		$13.25		$10.89		$9.84		$8.41		$6.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.29		0.36		0.31		0.24	(2)	0.18	(2)	0.13	(2)
Net realized and unrealized gain (loss) on investments	(1.78)		1.04		2.47		1.06		1.43		2.20

TOTAL FROM INVESTMENT OPERATIONS	(1.49)		1.40		2.78		1.30		1.61		2.33

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.44)		(0.30)		(0.25)		(0.18)		(0.13)
Net realized gain on investments	—		(0.28)		(0.13)		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(0.72)		(0.43)		(0.25)		(0.18)		(0.13)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL	—	(3)	0.01		0.01		—	(3)	—	(3)	—	(3)

NET ASSET VALUE, END OF PERIOD	$12.45		$13.94		$13.25		$10.89		$9.84		$8.41

TOTAL RETURN(1)	(10.69	)%(8)	10.68%		25.91%		13.43%		19.38%		38.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$163,164		$191,677		$124,966		$55,167		$27,515		$11,443
Ratio of expenses to average net assets	0.14	%(4)	0.09	%(4)	0.09	%(4)	0.09	%(4)	0.32	%(4)	0.65	%(4)
Ratio of net investment income to average net assets	4.47	%(5)	2.65	%(5)	2.56	%(5)	2.41	%(5)	2.07	%(5)	1.95	%(5)
Portfolio turnover rate	10.87	%(8)	46.44%		54.64%		58.31%		41.97%		6.27	%(7)

(1)	The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2)	Calculated based on average shares outstanding.

(3)	Rounds to less than $0.01.

(4)	The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.81%, 0.83%, 1.37%, 1.85%, 2.87% and 3.02%, respectively.

(5)	The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 3.79%, 1.91%, 1.28%, 0.64%, (0.48)% and (0.42)%, respectively.

(6)	Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the International Index Master Portfolio.

(7)	For the Period November 10, 2003 through December 31, 2003.

(8)	Not annualized.
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Funds — 2008 Semi-Annual Report 45

E*TRADE Technology Index Fund
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006		2005		2004		2003(6)
NET ASSET VALUE, BEGINNING OF PERIOD	$6.76		$5.80		$5.39		$5.31		$5.23		$3.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.01		0.01		—	(3)	(0.01	)(2)	0.03	(2)	(0.02	)(2)
Net realized and unrealized gain (loss) on investments	(0.86)		0.96		0.41		0.09		0.08		1.84

TOTAL FROM INVESTMENT OPERATIONS	(0.85)		0.97		0.41		0.08		0.11		1.82

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.01)		—		—		(0.03)		—
Net realized gain on investments	—		—		—		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(0.01)		—		—		(0.03)		—

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL(3)	—		—		—		—		—		—

NET ASSET VALUE, END OF PERIOD	$5.91		$6.76		$5.80		$5.39		$5.31		$5.23

TOTAL RETURN(1)	(12.57	)%(6)	16.65%		7.61%		1.51%		2.15%		53.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$39,420		$46,592		$45,299		$47,752		$55,928		$52,087
Ratio of expenses to average net assets	0.60	%(4)	0.60	%(4)	0.60	%(4)	0.60	%(4)	0.68	%(4)	0.85	%(4)
Ratio of net investment income to average net assets	0.19	%(5)	0.08	%(5)	0.01	%(5)	(0.12	)%(5)	0.64	%(5)	(0.50	)%(5)
Portfolio turnover rate	2.02	%(6)	13.56%		7.44%		3.55%		10.04%		11.22%

(1)	The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period and includes reinvestment of dividends and distributions.

(2)	Calculated based on average shares outstanding.

(3)	Rounds to less than $0.01.

(4)	The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 1.06%, 0.94%, 1.25%, 1.32%, 1.25%, and 1.64%, respectively.

(5)	The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were (0.27)%, (0.26)%, (0.64)%, (0.84)%, 0.07% and (1.28)%, respectively.

(6)	Not annualized.
The accompanying notes are an integral part of these Financial Statements.
46 E*TRADE Funds — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS
June 30, 2008 (Unaudited)
1. ORGANIZATION
E*TRADE Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2008, the Trust consisted of six operating series: E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information in these financial statements pertains to four series of the Trust: E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, and E*TRADE Technology Index Fund (each a “Fund”, together the “Funds”). Information with regard to the other two series can be found in separate financial statements at www.etradefunds.etrade.com.
The investment objectives of each Fund are as follows:
E*TRADE S&P 500 Index Fund — to provide investment results that attempt to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Standard & Poor’s 500 Composite Stock Price Index (S&P 500™ Index)(a). The Fund seeks to provide investment results that match the total return performance of publicly traded common stocks in the S&P 500™ Index by investing substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500™ Index.

(a)	“Standard & Poor’s(™)” and “S&P(™)” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. (“ETAM”), the Fund’s investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and Standard & Poor’s does not make any representation regarding the advisability of investing in the Fund.
E*TRADE Russell 2000 Index Fund — to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000™ Index(b). The Fund seeks to match the total return performance of the small-capitalization sector of the U.S. stock market by investing in the securities comprising the Russell 2000™ Index.

(b)	“Russell 2000™ Index” and “Frank Russell Company” are service marks of the Frank Russell Company and have been licensed for use for certain purposes by ETAM. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.
E*TRADE International Index Fund — to match, as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE Index”)(c). The Fund seeks to match the total return performance of the MSCI EAFE Index by investing in common stocks of issuers that comprise the MSCI EAFE Index (including depositary receipts of such issuers) and other investments that replicate the performance of the MSCI EAFE Index.

(c)	The MSCI EAFE Index is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”). Morgan Stanley Capital International is a service mark of MSCI. MSCI does not sponsor the Fund, nor is it affiliated in any way with E*TRADE FINANCIAL Corp. (“E*TRADE FINANCIAL”). “Morgan Stanley Capital International Europe, Australasia, Far East Free Index™,”,“EAFE Index™” and “EAFE™” are trademarks of MSCI. The Fund is not sponsored, endorsed, sold or promoted by the MSCI EAFE Index or MSCI, and neither the MSCI EAFE Index nor MSCI make any representation or warranty, express or implied, regarding the advisability of investing in the Fund.
E*TRADE Technology Index Fund — to match, before fees and expenses, the total return of the stocks making up the S&P North American Technology Sector Index™(d). The Fund seeks to match the total return performance of the S&P North American Technology Sector Index™ by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the S&P North American Technology Sector Index™.
E*TRADE Funds — 2008 Semi-Annual Report 47

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (Unaudited)

(d)	Formerly known as the GSTI™ Composite Index and the S&P™ GSTI™ Composite Index. The GSTI™ Composite Index was acquired by Standard & Poor’s in February 2007 and the name of the index was changed to S&P™ GSTI™ Composite Index. Effective March 28, 2008, the S&P™ GSTI™ Composite Index was rebranded to S&P North American Technology Sector Index™. “S&P™”,“Standard & Poor’s™”, and “S&P North American Technology Sector Index™” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ETAM for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. or any of its affiliates and neither Standard & Poor’s nor any of its affiliates make any representation regarding the advisability of investing in the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to establish estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
SECURITY VALUATION
Investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Trust (“Board”). To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by a Fund and accordingly, its net asset value may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on valuation procedures approved by the Board.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“FAS 157”) Fair Value Measurement, which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The Funds have adopted FAS 157 as of
48 E*TRADE Funds — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2008 (Unaudited)
December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:
• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of June 30, 2008 is included with each Fund’s Schedule of Investments.
SECURITY TRANSACTIONS AND INCOME RECOGNITION
Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Realized gains and losses on sales of securities are calculated based upon the identified cost basis. The E*TRADE Russell 2000 Index Fund estimates the components of distributions received from Real Estate Investment Trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. All discounts/premiums are accreted/amortized using the effective yield method.
Expenses attributable to a single fund of the Trust are charged to that fund. Expenses of the Trust not attributable to a single fund are charged to each fund in proportion to the average net assets of each fund in the Trust or other appropriate allocation methods.
FOREIGN CURRENCY TRANSLATIONS
The accounting records of the Trust are maintained in U.S. dollars. The Funds may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.
Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.
Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.
E*TRADE Funds — 2008 Semi-Annual Report 49

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (Unaudited)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders from net investment income of the Funds are declared and distributed annually. Distributions to shareholders from any net realized capital gains are declared and distributed annually; generally in December, unless offset by any applicable capital loss carryforward. Additional distributions of net investment income and capital gains for a Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax character and amount of distributions paid during 2007 and 2006 were as follows:

	Distributions Paid in 2007		Distributions Paid in 2006
	Ordinary	Long-Term	Ordinary	Long-Term
Fund	Income*	Capital Gains	Income	Capital Gains
E*TRADE S&P 500 Index Fund	$7,290,848	$—	$5,303,548	$—
E*TRADE Russell 2000 Index Fund	3,182,121	6,688,281	2,393,359	6,377,434
E*TRADE International Index Fund	8,042,641	1,327,001	2,833,108	528,882
E*TRADE Technology Index Fund	41,488	—	—	—
As of December 31, 2007, the most recent year end, the components of distributable earnings on a tax basis were as follows:

			Undistributed
	Undistributed	Unrealized	Long-Term
Fund	Ordinary Income*	Appreciation	Capital Gains	Total
E*TRADE S&P 500 Index Fund	$1,683	$62,492,050	$1,354,224	$63,847,957
E*TRADE Russell 2000 Index Fund	39,647	2,901,151	2,630,560	5,571,358
E*TRADE International Index Fund	—	29,295,396	—	29,295,396
E*TRADE Technology Index Fund	—	3,899,799	—	3,899,799

*	For tax purposes, short-term capital gain distributions are considered ordinary income.
FEDERAL INCOME TAXES
Each Fund is treated as a separate entity of the Trust for federal income tax purposes. It is each Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.
50 E*TRADE Funds — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (Unaudited)
As of December 31, 2007, the most recent year end, for federal income tax purposes, E*TRADE Technology Index Fund had capital loss carryforwards, which will expire in the indicated years:

E*TRADE
Technology	Expiration
Index Fund	Date
$7,356,047	2008
4,029,927	2009
4,341,208	2010
9,887,414	2011
2,833,613	2012
11,845,903	2013
8,196,886	2014
257,050	2015

$48,748,048	Total

The E*TRADE S&P 500 Index Fund utilized capital loss carryforwards of $4,870,062.
The E*TRADE Technology Index Fund will not distribute any realized capital gains until the capital loss carryforwards have been fully utilized or until they expire. Approximately $7,356,047 of capital loss carryforward in the E*TRADE Technology Index Fund, which was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001, and which is available to offset future capital gains of the Fund, will expire in 2008. The losses absorbed by the E*TRADE Technology Index Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund are limited under Internal Revenue Service regulations.
For the year ended December 31, 2007, the E*TRADE International Index Fund had elected to defer currency losses of $11,843 and the E*TRADE Technology Index Fund had elected to defer capital losses of $1,445,266 attributable to post-October losses.
At June 30, 2008, the aggregate gross unrealized appreciation (depreciation), net unrealized appreciation (depreciation) and cost of investments for federal income tax purposes for each Fund were as follows:

	Gross	Gross	Net
Fund	Appreciation	Depreciation	Appreciation	Cost
E*TRADE S&P 500 Index Fund	$66,517,789	$(52,131,508)	$14,386,281	$314,146,910
E*TRADE Russell 2000 Index Fund	11,884,175	(25,084,329)	(13,200,154)	118,619,201
E*TRADE International Index Fund	21,520,780	(18,874,266)	2,646,514	159,912,791
E*TRADE Technology Index Fund	8,887,930	(5,137,223)	3,750,707	35,715,233
The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from REITs and the tax deferral of losses on wash sales for the E*TRADE S&P 500 Index and E*TRADE Russell Index Funds. The E*TRADE International Index Fund’s differences are attributable primarily to the treatment of passive foreign investment company shares and return of capital adjustments from REITs. The difference between book basis and tax basis for the E*TRADE Technology Index Fund is attributable primarily to the tax deferral of losses on wash sales.
Effective June 29, 2007, the Trust is subject to FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007)
E*TRADE Funds — 2008 Semi-Annual Report 51

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (Unaudited)
for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.
REDEMPTION FEES
Redemption of shares held in the Funds for less than 120 days is subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital.
Total redemption fee proceeds which are set forth in the Statement of Changes in Net Assets for the six months ended June 30, 2008 and the year ended December 31, 2007 for the Funds were as follows:

Fund	June 30, 2008	December 31, 2007
E*TRADE S&P 500 Index Fund	$20,698	$89,597
E*TRADE Russell 2000 Index Fund	5,307	38,189
E*TRADE International Index Fund	14,465	116,258
E*TRADE Technology Index Fund	3,107	11,374
RECLASSIFICATION OF CAPITAL ACCOUNTS
In order to present undistributed net investment income and accumulated net realized gain (loss) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized gain (loss) on investments and paid-in-capital. For the year ended December 31, 2007, the adjustments to the Funds were as follows:

	Undistributed Net	Accumulated Net Realized	Paid-in-Capital, in
Fund	Investment Income	Gain (Loss) on Investments	Excess of Par
E*TRADE Russell 2000 Index Fund	$820,887	$(820,887)	$—
E*TRADE International Index Fund	301,166	(212,567)	(88,599)
E*TRADE Technology Index Fund	911	—	(911)
These adjustments are primarily due to the differences between book and tax treatment of investments in REITS for the E*TRADE Russell 2000 Index Fund, differences between book and tax treatment of investments in passive foreign investment trusts and foreign currency translations for the E*TRADE International Index Fund and differences between book and tax treatment of distributions for the E*TRADE Technology Index Fund.
COMMITMENTS AND CONTINGENCIES
In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.
ADDITIONAL ACCOUNTING STANDARDS
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures, if any.
52	E*TRADE Funds — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (Unaudited)
3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
ETAM, a wholly owned subsidiary of E*TRADE FINANCIAL, serves as the investment adviser for the Funds pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Funds. For its services as investment adviser, ETAM is currently paid by the Funds an annual rate based on the Funds’ average daily net assets as follows:

Fund	Annual Rate
E*TRADE S&P 500 Index Fund	0.07%
E*TRADE Russell 2000 Index Fund	0.15%
E*TRADE International Index Fund	0.25%
E*TRADE Technology Index Fund	0.25%
World Asset Management, Inc. (“World Asset”) serves as the Funds’ investment sub-adviser. World Asset is a Delaware corporation incorporated on September 15, 2006 and is an indirect, wholly-owned subsidiary of Comerica Bank. For its services, World Asset is paid by ETAM out of ETAM’s investment advisory fees based on the Fund’s average daily net assets subject to the break points listed in the table below:

Fund	Sub-Advisory Fee
E*TRADE S&P 500 Index Fund	0.03% up to $900 million
0.02% over $900 million
E*TRADE Russell 2000 Index Fund	0.07% up to $174 million
0.04% between $174 million and $200 million
0.02% over $200 million
E*TRADE International Index Fund	0.15% up to $60 million
0.12% between $60 million and $100 million
0.06% between $100 million and $200 million
0.03% over $200 million
E*TRADE Technology Index Fund	0.12% up to $130 million
0.06% between $130 million and $200 million
0.03% over $200 million
ETAM also serves as the Funds’ administrator and shareholder servicing agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Funds. For its services, ETAM is entitled to receive an administrative services fee at an annual rate equal to 0.15% of the Funds’ average daily net assets.
Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter per Fund to offset shareholder servicing costs if an account balance in a Fund falls below $5,000 (for any reason, including a decline in the value of the Funds’ shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Funds’ Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Funds through means of the Automatic Investment Plan privilege.
E*TRADE Securities serves as the principal underwriter for the Funds at no cost to the Funds. E*TRADE Securities may receive compensation from ETAM that may be equal to the maximum shareholder servicing fee.
The amount “Due from E*TRADE Asset Management, Inc.” listed on the Funds’ Statements of Assets and Liabilities reflects contractual agreements between ETAM and the Trust on behalf of the Funds (“Expense Limitation Agreement”) in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2009. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit ETAM’s fees
E*TRADE Funds — 2008 Semi-Annual Report 53

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (Unaudited)
and assume other expenses so that the total operating expenses of each Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees that may be collected by the Funds and payable to ETAM for any shareholder account that fails to maintain the required account minimum amount, and extraordinary fees and expenses not incurred in the ordinary course of a Fund’s business) are limited to a certain percentage of the Fund’s average daily net assets.
The Fund may, at a later date, reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM, provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limits stated below. No reimbursement by any Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the current percentage stated below and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.
Details for the Funds prior to May 1, 2008 are as follows:

					Amount
	Expense				Eligible for
	Limitation	Expense			Reimbursement
	Agreement	Limitation	Expense Cap		as of
Fund	Effective Date	Through At Least	Effective Date	Expense Cap	12/31/2007
E*TRADE S&P 500 Index Fund	09/03/2004	04/30/2008	09/03/2004	0.09%	$4,657,750
E*TRADE Russell 2000 Index Fund	04/01/2005	04/30/2008	04/01/2005	0.22%	1,957,735
E*TRADE International Index Fund	09/03/2004	04/30/2008	09/03/2004	0.09%	3,145,189
E*TRADE Technology Index Fund	04/29/2004	04/30/2008	04/29/2004	0.60%	808,880
Details for the Funds effective May 1, 2008 are as follows:

					Amount
	Expense				Eligible for
	Limitation	Expense			Reimbursement
	Agreement	Limitation	Expense Cap		as of
Fund	Effective Date	Through at Least	Effective Date	Expense Cap	12/31/2007
E*TRADE S&P 500 Index Fund	05/01/2008	04/30/2009	05/01/2008	0.15%	$4,657,750
E*TRADE Russell 2000 Index Fund	04/01/2005	04/30/2009	04/01/2005	0.22%	1,957,735
E*TRADE International Index Fund	05/01/2008	04/30/2009	05/01/2008	0.25%	3,145,189
E*TRADE Technology Index Fund	04/29/2004	04/30/2009	04/29/2004	0.60%	808,880
Amounts eligible for reimbursements along with their expiration dates are as follows:

Fund	Expires in 2008	Expires in 2009	Expires in 2010	Total as of 12/31/2007
E*TRADE S&P 500 Index Fund	$1,586,995	$1,833,819	$1,236,936	$4,657,750
E*TRADE Russell 2000 Index Fund	647,368	749,194	561,173	1,957,735
E*TRADE International Index Fund	737,441	1,108,683	1,299,065	3,145,189
E*TRADE Technology Index Fund	355,152	297,017	156,711	808,880
54 E*TRADE Funds — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (Unaudited)
Each member of the Board who is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustee”) receives from the Trust an annual fee (payable in quarterly installments) of $30,000 for his or her services as an Independent Trustee (including participation in all Committee meetings) plus an additional fee of: (i) $2,500 for each Board meeting attended, and (ii) $1,500 for each telephonic Board meeting attended. The Chairman receives additional compensation of $4,000 and the chairperson of the Audit Committee is paid an additional $2,000 per year for his or her services in such capacity.
Prior to January 1, 2008, each Independent Trustee received, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and was entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. The Chairman of the Board and the Chairperson of the Audit Committee were each paid an additional $2,000 per year for his or her services in such capacity.
Each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Trust does not compensate its officers or Trustee who are affiliated with ETAM.
4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES
PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., serves as sub-administrator, transfer agent and dividend-disbursing agent for the Funds. PFPC Trust Company provides custodial services to the Funds.
5. FUTURES CONTRACTS
The Funds may purchase or sell futures contracts to gain exposure to market changes. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Commission, the Funds may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.
The following futures contracts were outstanding as of June 30, 2008:

						U.S. Treasury
				Notional	Net Unrealized	Bill Pledged for
	Number of	Futures	Expiration	Contract	Appreciation	Initial Margin
Fund	Contracts	Index	Date	Value	(Depreciation)	Requirements
E*TRADE S&P 500 Index Fund	33	S&P 500	09/18/2008	$10,569,075	$(559,376)	$749,127
		Futures
E*TRADE Russell 2000 Index Fund	10	Russell 2000	09/30/2008	3,458,500	(214,235)	249,709
E*TRADE International Index Fund	N/A	N/A	N/A	N/A	N/A	N/A
E*TRADE Technology Index Fund	7	NASDAQ 100	09/19/2008	1,292,200	(90,140)	219,744
		Futures
E*TRADE Funds — 2008 Semi-Annual Report 55

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (Unaudited)
6. AFFILIATED ISSUERS
Investments in companies considered to be affiliates of the Funds (such companies are defined as “Affiliated Companies” in Section 2(a)(2) of the 1940 Act) are as follows:

		# Shares			# Shares
		Held			Held at	Value
		at Start	Gross	Gross	End	at End	Investment
Fund	Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income
E*TRADE S&P 500 Index Fund	Comerica, Inc.	4,348	—	—	4,348	$111,439	$5,739
E*TRADE S&P 500 Index Fund	E*TRADE FINANCIAL Corp.	12,268	1,025	—	13,293	41,740	—

	Total Affiliated Issuers				17,641	$153,179	$5,739

As of June 30, 2008, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund did not invest in securities of any Affiliated Companies.
7. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities, for the six months ended June 30, 2008 are as follows:

Fund	Purchases	Sales
E*TRADE S&P 500 Index Fund	$4,861,189	$9,114,577
E*TRADE Russell 2000 Index Fund	20,181,327	22,568,358
E*TRADE International Index Fund	18,881,679	22,186,806
E*TRADE Technology Index Fund	807,057	2,293,027
8. SHARES OF BENEFICIAL INTEREST
The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value.
9. SECURITIES LENDING
The Funds may lend portfolio securities to certain broker-dealers and institutions to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. By lending its securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the fund. Such loans must be secured by collateral in cash or U.S. Government securities maintained on a current basis in an amount at least equal to 100% of the current market value of the securities loaned. As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a fund. The value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending fund. The market value of the securities on loan and collateral at June 30, 2008 for the Funds, and the income generated from the program during the six month period ended June 30, 2008, with respect to such loans are as follows:

	Market Value of		Income Received from
Fund	Securities Loaned	Market Value of Collateral	Securities Lending
E*TRADE S&P 500 Index Fund	$31,831,234	$33,302,019	$68,050
E*TRADE Russell 2000 Index Fund	18,969,090	20,422,972	211,344
E*TRADE International Index Fund	17,019,990	17,444,840	53,693
E*TRADE Technology Index Fund	3,824,178	4,051,977	10,544
56 E*TRADE Funds — 2008 Semi-Annual Report

ADDITIONAL INFORMATION
June 30, 2008 (Unaudited)
DISCLOSURE OF FUND EXPENSES / SHAREHOLDER FEE EXAMPLE
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses, including redemption fees; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one). A fund’s expenses directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Funds do not assess sales loads or Rule 12b-1 fees.
This table illustrates the Fund’s expenses in two ways:
Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown for each Fund is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund at the beginning of the period.
You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”. The expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table for shares held less than 120 days. A quarterly Account Maintenance Fee (“AMF”) is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Funds’ Prospectus entitled “How to Buy, Sell and Exchange Shares – Automatic Investment Plan.” Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.
Hypothetical 5% Return: This section is intended to help you compare the Funds’ costs with those of other mutual funds based on the Funds’ actual expense ratios and an assumed rate of 5% per year before expenses, which is not the Funds’ actual return. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Funds’ costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is calculated as a percentage of the total redemption proceeds for shares held less than 120 days, and would be added to your estimated expenses calculated in the table. A quarterly AMF is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders
E*TRADE Funds — 2008 Semi-Annual Report 57

ADDITIONAL INFORMATION (Continued)
June 30, 2008 (Unaudited)
investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Funds’ Prospectus entitled “How to Buy, Sell and Exchange Shares – Automatic Investment Plan.” Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, which are described in the Prospectus.
Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account		Expenses
	Value	Value	Expense	Paid During
Fund	01/01/08	06/30/08	Ratio(1)	Period(2)
E*TRADE S&P 500 Index Fund
Actual	$1,000.00	$880.60	0.11%	$0.51
Hypothetical	$1,000.00	$1,024.38	0.11%	$0.55

E*TRADE Russell 2000 Index Fund
Actual	$1,000.00	$906.80	0.22%	$1.04
Hypothetical	$1,000.00	$1,023.83	0.22%	$1.11

E*TRADE International Index Fund
Actual	$1,000.00	$893.10	0.14%	$0.66
Hypothetical	$1,000.00	$1,024.23	0.14%	$0.70

E*TRADE Technology Index Fund
Actual	$1,000.00	$874.30	0.60%	$2.80
Hypothetical	$1,000.00	$1,021.94	0.60%	$3.02

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
QUARTERLY PORTFOLIO SCHEDULE
The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Funds’ Form N-Q on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
PROXY VOTING POLICIES AND PROCEDURES
A description of the Funds’ proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds’ Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.
58 E*TRADE Funds — 2008 Semi-Annual Report

ADDITIONAL INFORMATION (Continued)
June 30, 2008 (Unaudited)
PROXY VOTING RECORD
Information regarding how the Funds voted proxies for portfolio securities during the most recent 12-month period ended June 30 is also available, without charge and upon request by:
1. calling E*TRADE Funds at 1-800-ETRADE-1;
2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”); or
3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
E*TRADE Funds — 2008 Semi-Annual Report 59

E * TRADE Delphi Value Fund

Semi – Annual REPORT	June 30, 2008
Dear Shareholders,
     While we take no special pride in reporting a period loss, the E*TRADE Delphi Value Fund’s returns of -4.75% (-4.65% for institutional class) far outdistanced the general market index (Standard & Poor’s 500) returns and the benchmark (Russell Midcap Value) returns of -11.9% and -8.6%, respectively, during the first half of 2008. The US equity markets afforded investors a veritable rollercoaster ride, declining in each of the first three months for a combined -9.4%, rallying in April and May by +6.2%, and plummeting a precipitous -8.4% in June. For the record, your Fund reached its pinnacle, up +3.8% (institutional class, +3.9%) on May 16th. A confluence of various factors helps explain the volatility: (1) The global banking system experienced over $400 billion in writedowns of collateralized debt obligations, leveraged loans, and other risky assets culminating in the Federal Reserve’s bailout of Bear Stearns; (2) US consumers, already reeling from the declining value of their homes, were further squeezed by rising energy and food costs; and (3) To thwart a recession Ben Bernanke drastically reduced the Fed Funds rate to 2%. Subsequently, headline inflation reached 5%, the US dollar sank against major currencies like the Euro and British Pound, and commodity prices surged worldwide.
     Similar to the first half of 2007, a casino mindset was evident in the day to day gyrations of individual stock prices. For example, energy shares fluctuated collinearly almost daily with the change in direction of oil and gas prices, notwithstanding the fact that powerhouse franchises like Apache Corp. and Devon Energy virtually “coin money” with any price deck above $100 per barrel oil and $8 per MCF gas. Technology stocks moved in tandem with the daily earnings release of a major player such as Intel or Apple. Finally, “gaming the IBES estimates” reappeared as speculators abandoned absolute valuations of price/earnings and price to book ratios in favor of companies outstripping their guidance.
     Despite the vicissitudes of the overall market, the energy holdings, as a whole, registered the best period advances: Whiting Petroleum (+84.0%), Nabors Industries (+79.7%), Hercules Offshore (+59.9%), Ensco International (+35.4%), Devon Energy (+35.1%), XTO Energy (+33.4%), and Apache Corp (+29.3%). Although we purchased no additional energy plays in the first half of 2008, the aforementioned appreciation lifted the energy portfolio weighting of the Fund to nearly 17% by June 30th. As a strategic move, we concomitantly lowered financial service exposure from 20.3% at year end 2007 to 7.7% by June 30th. Aspen Insurance, IPC Holdings, Renaissance Re, Safeco, and Lehman Brothers were divested with realized gains. Conversely, Colonial Bancgroup, XL Capital, Bear Stearns, iStar Financial and Morgan Stanley were disposed with realized losses. With the downdraft of the overall market in January and February, many high quality technology concerns sold at their lowest valuations since the meltdown of the Thai Baht and the Long Term Capital debacle in 1998. Hence, we utilized this opportunity to acquire some quality, leading edge businesses; namely, Canon, Checkpoint Software, KLA Tencor, Texas Instruments, and Xilinx.
     Because of the massive writedowns in the banking sector, it is almost impossible to calculate the 2008 earning power of the Standard & Poor’s 500. The “bottom up” estimates approach 89.00; the “top down” macroeconomic forecasts suggest 80.00. With the midyear Standard & Poor’s 500 index at 1280, the market multiple ranges between 14.4x and 16.0x expected earnings. By historical standards the US equity market is fairly valued. Despite the one time tax rebates, it is anticipated that the US economy should remain sluggish throughout 2008, with real GDP growth between 1 and 1 1/2%. The two overriding problems, the banking system and the housing crisis, should persist throughout 2008. Probably the financials will witness further writedowns both in the United States and Europe with ensuing capital raising activity. It is imperative that our banking institutions reliquify their balance sheets since their lending activities are the lubricant of growth for small businesses and lower credit public companies. In my opinion, the U.S. Congress should legislate a compromise package between homeowners and the lenders to prevent an estimated three million foreclosures. With already a ten month supply of unsold homes, a plethora of foreclosures would forestall any housing recovery.
     Let us not doubt that these are difficult times. It is worth noting that, since the inception of our Republic in 1776, the United States has been beset on numerous occasions by economic setbacks only to rebound to greater heights. Entrepreneurism and American ingenuity are still extant throughout our country; I believe there is cause for optimism. We thank you for your continued support.
     Very truly yours,

Scott M. Black
President
Delphi Management, Inc.

FUND OVERVIEW
June 30, 2008 (Unaudited)
Value of $10,000 invested 12/23/98

*	Historical performance information prior to November 17, 2006 reflects the performance of the Delphi Value Fund (the “Predecessor Fund”). The Fund acquired all of the assets and assumed all of the liabilities of the Predecessor Fund as of the close of business on November 17, 2006, with the Predecessor Fund exchanging all of its assets for shares of the Fund and the Fund becoming the accounting successor of the Predecessor Fund.
Total Return

				Annualized
	6 Months	12 Months	5 Year	Since
	Ended	Ended	Annualized	Inception
	06/30/98	(06/30/08)	Return	(12/23/98)
Retail Class	(4.75)%	+12.09%	+9.37%	+8.21%
Institutional Class	(4.65)%	+11.83%	+9.68%	+8.51%
Russell Midcap Value	(8.58)%	(17.09)%	+13.00%	+9.44%
Total Net Assets
$ 101,874,011

	Retail Class	Institutional Class
Net Asset Value 06/30/08	$14.44	$14.77
Gross Expense Ratio	1.56%	1.26%
Net Expense Ratio	1.56%	1.26%
The expense ratios include “Acquired Fund Fees and Expenses” and exclude any contractual expense limitation. The Fund is subject to a contractual expense limitation which will remain in effect until at least April 30, 2009, however the expense limitation is 1.75% and 1.50% of the average net assets of the Retail and Institutional Classes, respectively. As indicated above, the expense ratios were less than their expense limitation.
Top Ten Equity Holdings*

Security	Sector	ALLOC (%)
Berkshire Hathaway, Inc., Class B	Conglomerates	3.35
XTO Energy, Inc.	Energy	1.89
Whiting Petroleum Corp.	Energy	1.87
ENSCO International, Inc.	Energy	1.81
Gerdau Ameristeel Corp.	Basic Materials	1.74
Nabors Industries, Ltd.	Energy	1.74
Devon Energy Corp.	Energy	1.71
Honda Motor Corp., Ltd., ADR	Consumer Related	1.71
Goldman Sachs Group, Inc (The)	Financial Services	1.70
Lowes Corp.	Conglomerates	1.68
Sectors
Asset Allocation*

*	As a percentage of total net assets.
E*TRADE Asset Management, Inc. is the Fund’s adviser, Delphi Management, Inc. is the sub-adviser and E*TRADE Securities LLC is the distributor of the Fund. Performance data reflects past performance and is not a guarantee of future returns. Past performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate with market conditions and shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance information current to the most recent month-end, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1. The Russell Midcap Value Index is an unmanaged index of common stocks. The Adviser absorbed certain expenses of the Fund during certain periods, without which the total return would be lower. Portfolio holdings and allocations of the Fund may change at any time.
2     E*TRADE Delphi Value Fund — 2008 Semi-Annual Report

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

COMMON STOCKS – 93.1%

ADVERTISING – 2.4%

Publicis Groupe, ADR (a)	39,500	$1,280,779
WPP Group PLC SP ADR (a)	23,847	1,140,364

		2,421,143

AEROSPACE / TECHNOLOGY – 14.6%

Applied Materials, Inc. (a)	70,300	1,342,027
Arrow Electronics, Inc. (b)	51,000	1,566,720
Avnet, Inc. (b)	55,500	1,514,040
Canon, Inc., ADR (a)	24,529	1,256,130
Check Point Software Technologies, Ltd. (b)	51,000	1,207,170
KLA-Tencor Corp.	33,500	1,363,785
Micron Technology, Inc. (b)	161,975	971,850
Seagate Technology	77,000	1,473,010
Texas Instruments, Inc.	38,400	1,081,344
Western Digital Corp. (b)	49,200	1,698,876
Xilinx, Inc. (a)	56,000	1,414,000

		14,888,952

BANKING – 1.8%

Southwest Bancorp, Inc.	38,800	446,200
Wells Fargo & Co. (a)	57,500	1,365,625

		1,811,825

BASIC MATERIALS – 7.5%

Commercial Metals Co.	41,000	1,545,700
Companhia Vale do Rio Doce, ADR (a)	44,150	1,581,453
Dow Chemical Co.	33,300	1,162,503
Gerdau Ameristeel Corp. (a)	92,000	1,775,600
Norsk Hydro ASA ADR (a)	65,300	953,837
NovaGold Resources, Inc. (a)(b)	91,000	677,950

		7,697,043

CONGLOMERATES – 6.6%

Berkshire Hathaway, Inc., Class B (b)	851	3,414,212
Dover Corp.	32,500	1,572,025
Loews Corp.	36,500	1,711,850

		6,698,087

CONSTRUCTION & REAL ESTATE – 1.8%

General Growth Properties, Inc., REIT	26,155	916,210
United Rentals, Inc. (a)(b)	46,900	919,709

		1,835,919

CONSUMER RELATED – 8.4%

Ashford Hospitality Trust, Inc.	128,000	591,360
DiamondRock Hospitality Co.	77,700	846,153
Honda Motor Co., Ltd., ADR	51,100	1,738,933
Nokia Oyj, ADR	56,700	1,389,150
Sunstone Hotel Investors, Inc. (a)	52,000	863,200
Toyota Motor Corp. ADR	15,500	1,457,000
Walt Disney Co. (The)	54,000	1,684,800

		8,570,596

ENERGY – 17.0%

Apache Corp.	12,170	1,691,630
Devon Energy Corp.	14,500	1,742,320
Diamond Offshore Drilling, Inc.	12,000	1,669,680
ENSCO International, Inc.	22,900	1,848,946
Hercules Offshore, Inc. (a)(b)	43,500	1,653,870
Nabors Industries, Ltd. (b)	36,000	1,772,280
Nexen, Inc.	39,758	1,580,381
StatoilHydro ASA, SP ADR	39,936	1,492,808
Whiting Petroleum Corp. (b)	18,000	1,909,440
XTO Energy, Inc.	28,085	1,924,103

		17,285,458

FINANCIAL SERVICES – 4.8%

American Express Co. (a)	31,000	1,167,770
Ares Capital Corp.	83,100	837,648
Goldman Sachs Group, Inc. (The)	9,904	1,732,210
NorthStar Realty Finance Corp. (a)	134,000	1,114,880

		4,852,508

FOOD & BEVERAGE – 3.5%

Darden Restaurants, Inc.	36,500	1,165,810
Jack in the Box, Inc. (a)(b)	42,500	952,425
Pepsi Bottling Group, Inc.	51,000	1,423,920

		3,542,155

HEALTH CARE SERVICES – 1.0%

Aetna, Inc.	25,300	1,025,409
INSURANCE – 1.1%

Endurance Specialty Holdings, Ltd.	37,000	1,139,230
MANUFACTURING – 5.0%

Altra Holdings, Inc. (b)	91,000	1,529,710
Ingersoll-Rand Co., Ltd., Class A	40,700	1,523,401
Johnson Controls, Inc.	34,300	983,724
Terex Corp. (b)	21,000	1,078,770

		5,115,605

PHARMACEUTICALS – 2.3%

AstraZeneca PLC, SP ADR	29,600	1,258,888
ViroPharma, Inc. (b)	103,430	1,143,936

		2,402,824

PUBLISHING & BROADCASTING – 4.7%

British Sky Broadcasting Group PLC, ADR	26,500	990,835
Comcast Corp., Class A	72,000	1,350,720
News Corp., Class B	81,400	1,249,490
Washington Post Co. (The), Class B	2,087	1,224,860

		4,815,905

RETAIL – 5.7%

Abercrombie & Fitch Co., Class A (a)	20,000	1,253,600
American Eagle Outfitters, Inc.	58,500	797,355
Best Buy Co., Inc.	27,000	1,069,200
Ethan Allen Interiors, Inc. (a)	45,500	1,119,300
Macy’ s, Inc.	37,300	724,366
Ross Stores, Inc.	23,491	834,400

		5,798,221
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Delphi Value Fund — 2008 Semi-Annual Report      3

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)

		VALUE
	SHARES	(Note 2)

TRANSPORTATION – 4.9%

DryShips, Inc. (a)	19,700	$1,579,546
FedEx Corp.	14,000	1,103,060
Norfolk Southern Corp.	22,500	1,410,075
Teekay Shipping Corp.	19,030	859,775

		4,952,456

TOTAL COMMON STOCKS (COST $82,106,604)		94,853,336

TRACKING STOCK – 1.4%

PUBLISHING & BROADCASTING – 1.4%

Liberty Media Corp - Entertainment, Class A(b)	57,400	1,390,802

TOTAL TRACKING STOCK (COST $859,011)		1,390,802

MUTUAL FUNDS – 5.5%

BlackRock Liquidity Funds TempCash Portfolio	5,597,576	5,597,576

TOTAL MUTUAL FUNDS (COST $5,597,576)		5,597,576

TOTAL INVESTMENTS - 100.0% (COST $88,563,191)		101,841,714
OTHER ASSETS LESS LIABILITIES - 0.0%		32,297

TOTAL NET ASSETS - 100.0%		$101,874,011

(a)	Securities (or a portion of securities) on loan. (See Note 7)

(b)	Non-income producing.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
SP ADR Sponsored American Depositary Receipt
Summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows (See Note 2):

Investments
Valuation Inputs	in Securities

Level 1 – Quoted Prices	$101,841,714
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$101,841,714

	VALUE	% OF TOTAL
INDUSTRY	(Note 2)	NET ASSETS

ENERGY	$17,285,458	17.0%
AEROSPACE / TECHNOLOGY	14,888,952	14.6%
CONSUMER RELATED	8,570,596	8.4%
BASIC MATERIALS	7,697,043	7.5%
CONGLOMERATES	6,698,087	6.6%
PUBLISHING & BROADCASTING	6,206,707	6.1%
RETAIL	5,798,221	5.7%
CASH EQUIVALENTS-TAXABLE	5,597,576	5.5%
MANUFACTURING	5,115,605	5.0%
TRANSPORTATION	4,952,456	4.9%
FINANCIAL SERVICES	4,852,508	4.8%
FOOD & BEVERAGE	3,542,155	3.5%
ADVERTISING	2,421,143	2.4%
PHARMACEUTICALS	2,402,824	2.3%
CONSTRUCTION & REAL ESTATE	1,835,919	1.8%
BANKING	1,811,825	1.8%
INSURANCE	1,139,230	1.1%
HEALTH CARE SERVICES	1,025,409	1.0%
OTHER ASSETS LESS LIABILITIES	32,297	—%

	$101,874,011	100.0%

The accompanying notes are an integral part of these Financial Statements.
4      E*TRADE Delphi Value Fund — 2008 Semi-Annual Report

E*TRADE Delphi Value Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS:
Investments in securities at market value, (Cost $88,563,191) (Note 2)	$101,841,714
Cash held as collateral for securities loaned (Note 7)	19,928,176
Receivable for fund shares purchased	55,044
Receivable for securities sold	73,989
Dividends and interest receivable	158,770
Prepaid expenses and other assets	1,170

TOTAL ASSETS	122,058,863

LIABILITIES:
Payable upon receipt of securities loaned (Note 7)	19,928,176
Payable for fund shares redeemed	117,920
Payable for securities purchased	7,573
Accrued advisory fee (Note 3)	74,595
Accrued administration fee (Note 3)	13,164
Accrued distribution fees (Note 3)	8,062
Trustee fees (Note 3)	112
Audit and tax services	11,939
Accrued other expenses	23,311

TOTAL LIABILITIES	20,184,852

TOTAL NET ASSETS	$101,874,011

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$6,955
Paid-in capital, in excess of par	79,041,931
Undistributed net investment income	420,511
Accumulated net realized gain (loss) on investments	9,126,091
Net unrealized appreciation (depreciation) of investments	13,278,523

TOTAL NET ASSETS	$101,874,011

RETAIL CLASS SHARES:
NET ASSETS	$37,450,355

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	2,593,707

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$14.44

INSTITUTIONAL CLASS SHARES:
NET ASSETS	$64,423,656

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	4,361,341

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$14.77

The accompanying notes are an integral part of these Financial Statements.
E*TRADE Delphi Value Fund — 2008 Semi-Annual Report     5

E*TRADE Delphi Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2008 (Unaudited)

NET INVESTMENT INCOME:
Dividends	$1,141,084
Less foreign taxes withheld	(30,087)
Security lending interest	64,293

TOTAL INVESTMENT INCOME	1,175,290

EXPENSES (NOTES 3 and 4):
Advisory fee	472,366
Administration fee	83,359
Sub-administration fee	41,284
Distribution expenses (Retail Class)	50,997
Transfer and dividend disbursing agent	10,638
Network fee (Retail Class)	11,688
Legal services	12,973
Custodian fees	5,621
Trustee fees	13,005
Registration fees	18,003
Audit and tax services	10,239
Insurance	2,372
Printing	18,151
Other expenses	4,083

NET EXPENSES	754,779

NET INVESTMENT INCOME	420,511

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Sale of investments	6,861,538
Short-term capital gain distributions received	18
Net change in unrealized appreciation (depreciation) of:
Investments	(12,225,457)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(5,363,901)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,943,390)

The accompanying notes are an integral part of these Financial Statements.
6	E*TRADE Delphi Value Fund — 2008 Semi-Annual Report

E*TRADE Delphi Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2008	December 31,
	(Unaudited)	2007
NET INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$420,511	$1,993,685
Short-term capital gain distributions received	18	—
Net realized gain (loss) on sale of investments	6,861,538	17,563,305
Net change in unrealized appreciation (depreciation) of investments	(12,225,457)	(21,964,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,943,390)	(2,407,688)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Retail Class:
Net investment income	—	(826,355)
Net realized gain on investments	—	(7,169,036)

Total retail class distributions	—	(7,995,391)

Institutional Class:
Net investment income	—	(1,468,667)
Net realized gain on investments	—	(10,506,568)

Total institutional class distributions	—	(11,975,235)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—	(19,970,626)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS (NOTE 6)	(11,926,582)	(96,775)

NET INCREASE (DECREASE) IN NET ASSETS	(16,869,972)	(22,475,089)

NET ASSETS:
BEGINNING OF PERIOD	118,743,983	141,219,072

END OF PERIOD(1)	$101,874,011	$118,743,983

(1)	Includes accumulated undistributed (distributions in excess of) net investment income of $420,511 and $0 for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Delphi Value Fund — 2008 Semi-Annual Report      7

E*TRADE Delphi Value Fund
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
RETAIL CLASS SHARES

	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005(2)	2004(2)	2003(2)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.16		$18.46	$17.32	$17.23	$15.79	$11.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.04		0.26	0.04	0.02	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.76)		(0.67)	3.02	1.12	2.04	3.91

TOTAL FROM INVESTMENT OPERATIONS	(0.72)		(0.41)	3.06	1.14	1.99	3.88

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.30)	(0.04)	(0.03)	—	—
Net realized gain on investments	—		(2.59)	(1.88)	(1.02)	(0.55)	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(2.89)	(1.92)	(1.05)	(0.55)	—

NET ASSET VALUE, END OF PERIOD	$14.44		$15.16	$18.46	$17.32	$17.23	$15.79

TOTAL RETURN (1)	(4.75	)%(4)	(2.30)%	17.65%	6.66%	12.52%	32.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$37,450		$47,352	$57,271	$65,959	$65,446	$61,197
Ratio of net expenses to average net assets(3)(5)	1.55%		1.54%	1.54%	1.57%	1.58%	1.64%
Ratio of net investment income to average net assets	0.57%		1.23%	0.22%	0.13%	(0.28)%	(0.21)%
Portfolio turnover rate	13	%(4)	29%	28%	22%	31%	22%

(1)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(2)	Predecessor Fund, See Note 1.

(3)	There were no fees waived or expenses reimbursed for the Fund.

(4)	Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.
The accompanying notes are an integral part of these Financial Statements.
8       E*TRADE Delphi Value Fund — 2008 Semi-Annual Report

E*TRADE Delphi Value Fund
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
INSTITUTIONAL CLASS SHARES

	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005(2)	2004(2)	2003(2)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.49		$18.80	$17.61	$17.49	$15.98	$12.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.07		0.32	0.10	0.07	—	0.01
Net realized and unrealized gain (loss) on investments	(0.79)		(0.68)	3.07	1.15	2.06	3.95

TOTAL FROM INVESTMENT OPERATIONS	(0.72)		(0.36)	3.17	1.22	2.06	3.96

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.36)	(0.10)	(0.08)	—	—
Net realized gain on investments	—		(2.59)	(1.88)	(1.02)	(0.55)	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(2.95)	(1.98)	(1.10)	(0.55)	—

NET ASSET VALUE, END OF PERIOD	$14.77		$15.49	$18.80	$17.61	$17.49	$15.98

TOTAL RETURN (1)	(4.65	)%(4)	(1.98)%	17.94%	6.97%	12.87%	32.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$64,424		$71,392	$83,948	$58,561	$55,390	$45,179
Ratio of net expenses to average net assets(3)(5)	1.25%		1.24%	1.25%	1.28%	1.28%	1.35%
Ratio of net investment income to average net assets	0.87%		1.53%	0.51%	0.42%	0.02%	0.08%
Portfolio turnover rate	13	%(4)	29%	28%	22%	31%	22%

(1)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(2)	Predecessor Fund, See Note 1.

(3)	There were no fees waived or expenses reimbursed for the Fund.

(4)	Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Delphi Value Fund — 2008 Semi-Annual Report      9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008
1. ORGANIZATION
The E*TRADE Delphi Value Fund (the “Fund”) is a series of the E*TRADE Funds (the “Trust”), which was organized on November 4, 1998, as a Delaware statutory trust. Prior to November 17, 2006, the Fund was a series of the Kobren Insight Funds, organized on September 13, 1996 as a Massachusetts business trust (the “Predecessor Fund”). On November 17, 2006, the Predecessor Fund exchanged all of its assets for shares of the Fund and the Fund became the legal and accounting successor of the Predecessor Fund (the “Reorganization”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end diversified management investment company. As of June 30, 2008, the Trust offered shares of six funds, E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information presented in these financial statements pertains only to the E*TRADE Delphi Value Fund. The Fund is authorized to issue two classes of shares – the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative average net assets of each class. Information with regard to the other series of the Trust can be found in separate financial statements at www.etradefunds.etrade.com.
The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 50% of its assets in equity securities of U.S. companies. The Fund may invest in a mix of large, medium and small capitalization companies. The Fund may invest up to 50% of its assets in securities of foreign issuers, including emerging market issuers.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to establish estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
SECURITY VALUATION
Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Trust (“Board”), which may include the use of pricing services. To the extent that the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by the Fund and accordingly, its net asset value may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on valuation procedures approved by the Board.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurement, which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The Fund has adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:
10       E*TRADE Delphi Value Fund — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008 (Continued)
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of June 30, 2008 is included with the Schedule of Investments.
SECURITY TRANSACTIONS AND INCOME RECOGNITION
Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis.
Expenses attributable to a single fund of the Trust are charged to that fund. Expenses of the Trust not attributable to a single fund are charged to each fund in proportion to the average net assets of each fund in the Trust or other appropriate allocation methods. General expenses (expenses not specific to a particular class), income and realized and unrealized gains and losses attributable to the Fund are prorated among the Fund’s two classes based on the relative average net assets of those classes.
DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due primarily to the redesignation of income distributions to gain distributions. The tax character and amount of distributions paid during 2007 and 2006 were as follows:

Distributions Paid in 2007		Distributions Paid in 2006
Ordinary	Long-Term	Ordinary	Long-Term
Income*	Capital Gains	Income	Capital Gains
$3,870,069	$16,100,557	$1,523,538	$12,109,751

As of December 31, 2007, the most recent year end, the components of distributable earnings on a tax basis were as follows:

	Net	Undistributed
Undistributed	Unrealized	Long-Term
Ordinary Income*	Appreciation	Capital Gains	Total
$1,001,962	$25,503,980	$1,262,573	$27,768,515

*	For tax purposes, short-term capital gain distributions are considered ordinary income.
FEDERAL INCOME TAXES
The Fund is treated as a separate entity of the Trust for federal income tax purposes. It is the Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.
At June 30, 2008, the cost of investments for federal income tax purposes was $88,563,191. Net unrealized appreciation aggregated $13,278,523, of which $22,247,916 represented gross unrealized appreciation on securities and $8,969,393 represented gross unrealized depreciation on securities.
E*TRADE Delphi Value Fund — 2008 Semi-Annual Report      11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008 (Continued)
Effective June 29, 2007, the Trust was subject to FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund analyzed its tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and concluded that no provision for income tax was required in its financial statements.
RECLASSIFICATION OF CAPITAL ACCOUNTS
In order to present undistributed net investment income and accumulated net realized gain (loss) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments of $301,337 and $(301,337) have been made at December 31, 2007 to undistributed net investment income and accumulated net realized gain (loss) on investments, respectively. These adjustments were related to a redesignation of income distributions to gain distributions.
COMMITMENTS AND CONTINGENCIES
In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.
ADDITIONAL ACCOUNTING STANDARDS
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures, if any.
3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
Effective November 17, 2006, E*TRADE Asset Management, Inc. (“ETAM”) became the Fund’s investment adviser. ETAM is a wholly-owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”). Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay ETAM a monthly advisory fee at the annual rate of 0.85% of the Fund’s average daily net assets. ETAM serves as the Fund’s administrator and shareholder servicing agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee of 0.15% of the Fund’s average daily net assets.
Delphi Management, Inc. (“Delphi”) serves as the Fund’s sub-adviser pursuant to an agreement with ETAM. ETAM pays Delphi a monthly sub-advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Fund is not responsible for paying Delphi’s sub-advisory fee.
ETAM has entered into an expense limitation agreement with the Trust for the Fund (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue through at least April 30, 2009. There is no guarantee that the Expense Limitation Agreement will continue after this date. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and to assume certain other expenses of the Fund so that, on an annualized basis, the total annual fund operating expenses (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees (if applicable as described in the Prospectus), and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) of the Retail Class and the Institutional Class of the Fund do not exceed 1.75% and 1.50%, respectively, of the Fund’s average daily net assets.
If the Fund were to exceed its expense limits, the Fund may, at a later date, reimburse ETAM any fees waived and any other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to
12       E*TRADE Delphi Value Fund — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008 (Continued)
which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.
E*TRADE Securities LLC (“E*TRADE Securities”), a subsidiary of E*TRADE FINANCIAL, serves as principal underwriter of the Fund. The Fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL.
The Trust, on behalf of the Fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), with respect to the Retail Class shares of the Fund (the “Distribution Plan”). The Predecessor Fund had a similar plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Retail Class shares. Pursuant to the Distribution Plan, the Fund uses its assets attributable to Retail Class shares to finance activities relating to the distribution of Retail Class shares to investors and the provision of certain shareholder services. Certain categories of such expenditures have been approved by the Board and include, among other things, the following: compensation to, and expenses (including overhead and telephone expenses) of account executives and other employees of the principal underwriter or of other broker-dealers who engage in or support the distribution of the Retail Class shares; and printing and mailing of prospectuses and other reports for other than existing shareholders, advertising and allowances to other broker-dealers. The Fund compensates E*TRADE Securities, principal underwriter of the Fund, at a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Retail Class shares regardless of E*TRADE Securities’ expenses.
Each member of the Board who is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) receives from the Trust an annual fee (payable in quarterly installments) of $30,000 for his or her services as an Independent Trustee (including participation in all Committee meetings) plus an additional fee of: (i) $2,500 for each Board meeting attended, and (ii) $1,500 for each telephonic Board meeting attended. The Chairman receives additional compensation of $4,000 and the chairperson of the Audit Committee is paid an additional $2,000 per year for his or her services in such capacity.
Prior to January 1, 2008, each Independent Trustee received, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and was entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. The Chairman of the Board and the Chairperson of the Audit Committee were each paid an additional $2,000 per year for his or her services in such capacity.
Each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Trust does not compensate its officers or Trustee who are affiliated with ETAM.
4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES
PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities, for the six months ended June 30, 2008, were $13,989,865 and $28,764,162 of non-governmental issues, respectively.
E*TRADE Delphi Value Fund — 2008 Semi-Annual Report     13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008 (Continued)
6. SHARES OF BENEFICIAL INTEREST
As of June 30, 2008, an unlimited number of shares of beneficial interest, par value $0.001, were authorized for the Trust. Changes in shares of beneficial interest for the Fund for the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

	Six Months Ended		Year Ended
	June 30, 2008 (Unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	80,094	$1,175,468	330,325	$6,205,795
Shares issued as reinvestment of distributions	7	110	464,974	7,086,296
Shares redeemed	(610,088)	(8,936,535)	(774,499)	(14,168,573)

Net increase (decrease) – Retail Class	(529,987)	(7,760,957)	20,800	(876,482)

Institutional Class:
Shares sold	523,476	7,670,095	272,844	5,301,458
Shares issued as reinvestment of distributions	—	—	708,311	11,028,397
Shares redeemed	(772,265)	(11,835,720)	(836,541)	(15,550,148)

Net increase – Institutional Class	(248,789)	(4,165,625)	144,614	779,707

Total net increase (decrease) from fund share transactions		$(11,926,582)		$(96,775)

At June 30, 2008, Kobren Insight Management, Inc. (“KIM”), the Predecessor Fund’s investment adviser, Delphi and their affiliates owned 794,261 Institutional Class shares of the Fund representing 18.2% of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 2,185,993 shares of the Institutional Class representing 50.1% of the outstanding shares.
7. SECURITIES LENDING
The Fund may lend portfolio securities to certain broker-dealers and institutions to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. By lending its securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the fund. Such loans must be secured by collateral in cash or U.S. government securities maintained on a current basis in an amount at least equal to 100% of the current market value of the securities loaned. As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a fund. The value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the Fund. As of June 30, 2008, the market value of the securities on loan for the Fund was $18,849,948. The loans were secured with cash collateral of $19,928,176. The income generated from the program during the six month period ended June 30, 2008, with respect to such loans was $64,293.
14       E*TRADE Delphi Value Fund — 2008 Semi-Annual Report

ADDITIONAL INFORMATION (Unaudited)
June 30, 2008
DISCLOSURE OF FUND EXPENSES/SHAREHOLDER FEE EXAMPLE
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one). A fund’s expenses directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Fund does not assess a sales load.
This table illustrates the Fund’s expenses in two ways:
Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.
You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”.
Hypothetical 5% Return: This section is intended to help you compare the Fund’s costs with those of other mutual funds based on the Fund’s actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Fund’s actual return. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are described in the Prospectus. Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expense	Expenses Paid
	Value 01/01/08	Value 06/30/08	Ratio(1)	During Period(2)
Actual Fund Return
Retail Class	$1,000	$952.50	1.55%	$7.52
Institutional Class	$1,000	$953.50	1.25%	$6.07

Hypothetical 5% Return
Retail Class	$1,000	$1,017.20	1.55%	$7.77
Institutional Class	$1,000	$1,018.70	1.25%	$6.27

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
E*TRADE Delphi Value Fund — 2008 Semi-Annual Report      15

ADDITIONAL INFORMATION (Unaudited)
June 30, 2008 (Continued)
QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Fund’s Form N-Q on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
PROXY VOTING POLICIES AND PROCEDURES
A description of the Fund’s proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Fund’s Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.
PROXY VOTING RECORD
Information regarding how the Fund voted proxies for portfolio securities during the most recent 12-month period ended June 30 is also available, without charge and upon request, by
1. calling E*TRADE Funds at 1-800-ETRADE-1;
2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”); or
3. accessing the Fund’s Form N-PX on the Commission’s website at www.sec.gov.
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
16       E*TRADE Delphi Value Fund — 2008 Semi-Annual Report

E*TRADE Kobren Growth Fund

Semi - Annual REPORT	June 30, 2008
Message to Shareholders
Tested Tactics For Weathering Market Storms
     Limit the damage. That seems to have been the mission for many stock fund managers over the past six months.
Eric M. Kobren
Portfolio Manager
     In a period that saw oil prices jump to $140 per barrel, higher inflation, plunging consumer confidence, continued deterioration in the credit markets and a government bailout of a major investment bank, most stock funds ended the first half of 2008 in the red.
Rusty Vanneman, CFA
Co-Portfolio Manager
     As the New Year arrived, there were some, though perhaps not enough, warnings of what was to come. For example, in 2007, oil prices rose from around $60 a barrel to almost $100, which helped push gasoline prices to an average of $3.05 a gallon by year’s end. (Six months later, gas was over $4.00 a gallon.)
     Perhaps the biggest warning of things to come was the subprime mortgage crisis, which quickly spread from the weaker lenders and pulled in some of the nation’s biggest financial institutions. That list included Merrill Lynch, Citigroup, Morgan Stanley and — hardest hit — Bear Stearns. The latter was forced out of existence when the Federal Reserve arranged and helped finance its buyout by JPMorgan Chase.
     Of course, in July, Fannie Mae and Freddie Mac were also in trouble and, as of this writing, the government was still orchestrating a bailout of these private, but Congressionally chartered, mortgage giants.
     While these actions are among the Fed’s boldest moves in history, the Fed did not neglect its more conventional and understood tool: setting interest rates. After lowering the Fed Funds rate to 4.25% in 2007, the central bank cut that rate four more times to 2.00% by the end of April. Another cut would have been possible in June. But with commodity-driven inflation and a falling dollar increasing concerns (a weak dollar makes imported oil even more expensive), the Fed left that rate unchanged at its June 25 meeting.
     If nothing else, 2008 may turn out to be one of the most volatile in recent memory. There were 26 days in the first half when the Dow Jones Industrials moved up or down (mostly down) at least 200 points. That nearly matched the entire 2007 year’s total of 27.
     As for style, growth funds beat value funds by a wide margin, which wasn’t surprising, given that beaten-down financial services companies make up a big chunk of the value indexes. For the six-month period, growth stocks were down 9.0% while value stocks fell 13.3%.
     Unlike 2007, overseas markets have not fared much better than the U.S., despite a more than 5% decline in the dollar. The biggest loser was emerging market stocks (down 11.8%), where several years of big gains led to high valuations that finally caught up with them. They were followed by diversified developed foreign stocks (down 11.0%).
     Although they were negative, mid-cap stocks (down 7.6%) fared better than small-caps (down 9.4%) and large caps (down 11.9%). While mid-cap companies don’t have the explosive growth of small-caps, they tend to show better growth prospects than large caps. (Funds that invest in these areas generally performed in line.)
     Among industry sectors, a jump in oil prices — along with big price increases for other commodities, including gold — helped that group advance 26.0% in the first six months. That helped funds with bigger-than-average commodity exposures.
     When the Fed held interest rates steady on June 25, it expressed its increasing concern about inflation. Fixed-income investors seemed to have those concerns, too, as they helped Treasury Inflation Protected Securities (TIPS) gain 4.9% in the first half. Elsewhere in the fixed-income market, foreign bonds also fared well, gaining 5.5%. U.S. government bonds rose 2.1% as investors looked to shield themselves from credit concerns.
     So where do we go from here?
     It’s hard to love stock funds at this point, but our exposures are well diversified. Indeed, we think it would be a mistake to move further out of the market, as stocks are becoming more attractively priced. Still, this shifting market environment demands from all investors — including ourselves — that risk be realistically assessed.
     While we will always maintain our long-term investment objective we also are prepared to act as market opportunities present themselves.
     Sincerely,

President	Director of Research
Kobren Insight Management, Inc.	Kobren Insight Management, Inc.
Portfolio Manager	Co-Portfolio Manager

E*TRADE Kobren Growth Fund (6/30/08) (Unaudited)
Value of $10,000 invested 12/16/96

*	Historical performance information prior to November 17, 2006 reflects the performance of the Kobren Growth Fund (the “Predecessor Fund”). The Fund acquired all of the assets and assumed all of the liabilities of the Predecessor Fund as of the close of business on November 17, 2006, with the Predecessor Fund exchanging all of its assets for shares of the Fund and the Fund becoming the accounting successor of the Predecessor Fund.

	6 Months	12 Months	5 Year	10 Year
	Ended	Ended	Annualized	Annualized
Total Return (%)	06/30/08	06/30/08	Return	Return

E*TRADE Kobren Growth	-9.32%	-10.31	+8.65%	+4.90%
S&P 500 Index	-11.90%	-13.11	+7.58%	+2.88%

Gross Expense Ratio	+1.88%	Net Expense Ratio		+1.79%
The gross expense ratio includes “Acquired Fund Fees and Expenses” and excludes the Fund’s contractual expense limitation. The net expense ratio excludes “Acquired Fund Fees and Expenses” and includes the Fund’s contractual expense limitation. The Fund is subject to a contractual expense limitation which will remain in effect until at least April 30, 2009.
Asset Allocation*
Style Allocation*
E*TRADE Kobren Growth Fund (Ticker: KOGRX): The fund lost 9.3% in the first six months of 2008 while the S&P 500 stock index lost 11.9% and the average domestic equity fund lost 10.5%. With our diversified approach, we continue to maintain a lower volatility level relative to the S&P 500 Index.
     Only three underlying funds posted gains for the first six months. Two funds, Franklin Templeton Gold and Precious Metals and Fidelity Select Chemicals, benefited from the surge in natural resource stock prices. Another fund, Hussman Strategic Growth, benefited from a defensive outlook on the market. By mid-year, we did take profits in the Franklin fund while continuing to hold the other two funds. The two non-equity funds, PIMCO All Asset and Loomis Sayles Bond, enhanced risk-adjusted performance. We continue to hold these funds.
     As for the diversified domestic and international equity funds, it was not a good start to the year. Though the funds, in the aggregate, performed well relative to their peer groups, they all suffered losses. The largest negative contributor was the Rydex Russell Top 50 ETF which invests in the largest of domestic stocks. Despite attractive relative valuations and fundamentals, mega-cap stocks did not perform well. Nonetheless, we continue to hold this position. In fact, our trading strategy in the first half of the year was to increase our exposure to reasonably priced large caps. In addition, we opportunistically harvested tax losses and decreased our exposure to growth stocks.
Top Ten Holdings*

E*TRADE Kobren Growth	Style	Alloc (%)
T. Rowe Price Blue Chip Growth	Large Cap Growth	15.2
PIMCO All Asset	Alternative	10.9
Columbia Select Large Cap Growth	Large Cap Growth	9.7
Diamonds Trust	Large Cap Value	7.7
Rydex Russell Top 50 ETF	Large Cap Blend	7.6
Longleaf Partners Small Cap	Small Cap Value	7.3
Longleaf Partners	Large Cap Blend	6.3
Julius Baer International Equity	International	5.8
iShares Morningstar Large Value Index ETF	Large Cap Value	5.7
Loomis Sayles Bond	Bond	5.3

Total Fund Net Assets	$67,143,448
Top Sectors**,*

*	As a percentage of total net assets.

**	Equities Only
E*TRADE Asset Management, Inc. is the adviser, Kobren Insight Management , Inc. is the sub-adviser and E*TRADE Securities LLC is the distributor for the Fund. Performance data reflects past performance and is not a guarantee of future returns. Past performance data does not reflect taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and would have been lower in the absence of fee waivers and expense reimbursements. Portfolio holdings and allocations of the Fund may change at any time. Investment return and principal value will fluctuate with market conditions and shares, when redeemed , may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance information current to the most recent month-end, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1.
2     E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report

E*TRADE Kobren Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		VALUE
	SHARES	(Note 2)

MUTUAL FUNDS – 100.2%

LARGE CAP GROWTH – 24.9%

Columbia Select Large Cap Growth Fund - Class Z(a)	576,289	$6,523,594
T. Rowe Price Blue Chip Growth Fund	284,120	10,191,382

		16,714,976
LARGE CAP BLEND – 13.9%

Longleaf Partners Fund	139,448	4,243,406
Rydex Russell Top 50 ETF	54,900	5,127,111

		9,370,517
LARGE CAP VALUE – 16.6%

Ameristock Mutual Fund, Inc.	59,106	2,144,378
Diamonds Trust - Series I, ETF	45,300	5,140,191
iShares Morningstar Large Value Index Fund, ETF	58,000	3,833,220

		11,117,789
SMALL CAP VALUE – 7.3%

Longleaf Partners Small Cap Fund	204,843	4,910,076
SECTOR – 3.2%

Fidelity Select Chemicals Portfolio	24,580	2,169,631
INTERNATIONAL EQUITY - DEVELOPED – 9.7%

Julius Baer International Equity - Class I	98,234	3,889,064
Third Avenue International Value Fund	144,606	2,600,013

		6,489,077
INTERNATIONAL EQUITY - EMERGING – 3.2%

SSgA Emerging Markets Fund	79,478	2,123,661
ALTERNATIVE – 14.6%

Hussman Strategic Growth Fund	159,337	2,506,374
PIMCO All Asset Fund - Class I	590,317	7,331,741

		9,838,115
BOND – 5.3%

Loomis Sayles Bond Fund	253,471	3,530,852
MONEY MARKET – 1.5%

BlackRock Liquidity Funds TempCash Portfolio	985,875	985,875

TOTAL MUTUAL FUNDS (COST $61,249,953)		67,250,569

TOTAL INVESTMENTS — 100.2%(COST $61,249,953)		67,250,569

LIABILITIES IN EXCESS OF CASH & OTHER ASSETS — (0.2%)		(107,121)

NET ASSETS — 100.0%		$67,143,448

(a)	Non-income producing security.

ETF	Exchange Traded Fund
Summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows (See Note 2):

Investments
Valuation Inputs	in Securities
Level 1 – Quoted Prices	$67,250,569
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$67,250,569

	VALUE	% OF TOTAL
FUND	(Note 2)	NET ASSETS

LARGE CAP GROWTH	$16,714,976	24.9%
LARGE CAP VALUE	11,117,789	16.6%
ALTERNATIVE	9,838,115	14.6%
LARGE CAP BLEND	9,370,517	13.9%
INTERNATIONAL EQUITY — DEVELOPED	6,489,077	9.7%
SMALL CAP VALUE	4,910,076	7.3%
BOND	3,530,852	5.3%
SECTOR	2,169,631	3.2%
INTERNATIONAL EQUITY — EMERGING	2,123,661	3.2%
MONEY MARKET	985,875	1.5%
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	(107,121)	(0.2)%

	$67,143,448	100.0%

The accompanying notes are an integral part of these Financial Statements.
E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report     3

E*TRADE Kobren Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS:
Investments in securities at market value, (Cost $61,249,953) (Note 2)	$67,250,569
Receivable for fund shares purchased	27,058
Dividends and interest receivable	14,146
Due from E*TRADE Asset Management, Inc.(Note 3)	2,646
Prepaid expenses and other assets	1,172

TOTAL ASSETS	67,295,591

LIABILITIES:
Payable for fund shares redeemed	74,893
Accrued advisory fee (Note 3)	34,597
Accrued administration fee (Note 3)	8,649
Trustee fees (Note 3)	72
Audit and tax services	11,938
Accrued other expenses	21,994

TOTAL LIABILITIES	152,143

TOTAL NET ASSETS	$67,143,448

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$5,111
Paid-in capital, in excess of par	58,381,158
Undistributed net investment income	76,885
Accumulated net realized gain (loss) on investments	2,679,678
Net unrealized appreciation (depreciation) of investments	6,000,616

TOTAL NET ASSETS	$67,143,448

SHARES OUTSTANDING (UNLIMITED AUTHORIZED,PAR VALUE $0.001)	5,111,156

NET ASSET VALUE,OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$13.14

The accompanying notes are an integral part of these Financial Statements.
4     E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report

E*TRADE Kobren Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2008 (Unaudited)

NET INVESTMENT INCOME:
Dividends	$441,106

TOTAL INVESTMENT INCOME	441,106

EXPENSES (NOTES 3 and 4):
Advisory fee	219,791
Administration fee	54,948
Sub-administration fee	32,848
Transfer and dividend disbursing agent	12,664
Network fee	9,809
Legal services	8,231
Custodian fees	2,326
Trustee fees	8,498
Registration fees	12,494
Audit and tax services	10,238
Insurance	1,310
Printing	13,868
Other expenses	2,418

TOTAL EXPENSES BEFORE REIMBURSEMENT AND REDUCTION	389,443

Reimbursed expenses (Note 3)	(23,126)
Other reductions (Note 3)	(2,096)

NET EXPENSES	364,221

NET INVESTMENT INCOME	76,885

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Sale of investments	132,987
Short-term capital gain distributions received	12,450
Long-term capital gain distributions received	28,816
Net change in unrealized appreciation (depreciation) of:
Investments	(7,400,305)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(7,226,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,149,167)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2008	December 31,
	(Unaudited)	2007
NET INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income	$76,885	$863,041
Net realized gain (loss) on sale of investments	132,987	1,140,075
Short-term capital gain distributions received	12,450	230,233
Long-term capital gain distributions received	28,816	2,884,917
Net change in unrealized appreciation (depreciation) of investments	(7,400,305)	(302,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,149,167)	4,815,376

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(1,226,153)
Net realized gain on investments	—	(4,688,512)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—	(5,914,665)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS (NOTE 6)	(5,338,691)	3,122,146

NET INCREASE (DECREASE) IN NET ASSETS	(12,487,858)	2,022,857

NET ASSETS:
BEGINNING OF PERIOD	79,631,306	77,608,449

END OF PERIOD(1)	$67,143,448	$79,631,306

(1)	Includes accumulated undistributed (distributions in excess of) net investment income of $76,885 and $0 for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.
The accompanying notes are an integral part of these Financial Statements.
E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report     5

E*TRADE Kobren Growth Fund
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005(1)	2004(1)	2003(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.49		$14.71	$14.42	$14.02	$12.69	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (2)(3)	0.02		0.17	0.16	0.12	0.08	0.12
Short-term capital gain distributions received	—	(7)	0.04	0.07	0.04	0.03	0.02
Net realized and unrealized gain (loss) on investments	(1.37)		0.72	1.72	0.99	1.29	2.66

TOTAL FROM INVESTMENT OPERATIONS	(1.35)		0.93	1.95	1.15	1.40	2.80

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.24)	(0.27)	(0.17)	(0.07)	(0.12)
Net realized gain on investments	—		(0.91)	(1.39)	(0.58)	—	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(1.15)	(1.66)	(0.75)	(0.07)	(0.12)

NET ASSET VALUE, END OF PERIOD	$13.14		$14.49	$14.71	$14.42	$14.02	$12.69

TOTAL RETURN (4)	(9.32	)%(6)	6.24%	13.54%	8.22%	11.05%	27.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$67,143		$79,631	$77,608	$66,605	$56,843	$54,648
Ratio of total expenses before reimbursement and reduction to average net assets (5)	1.06	%(8)	1.07%	1.08%	1.12%	1.16%	1.18%

Ratio of net expenses to average net assets (5)	1.00	%(8)	0.98%	0.98%	0.98%	0.98%	0.96%

Ratio of net investment income to average net assets (3)	0.21	%(8)	1.06%	1.07%	0.93%	0.63%	1.06%

Portfolio turnover rate	12	%(6)	35%	49%	29%	30%	81%

(1)	Predecessor Fund. See Note 1.

(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(3)	Net investment income (loss) would have been lower (greater) in the absence of fee waivers and expense reimbursements.

(4)	Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements and assumes reinvestment of all distributions.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Rounds to less than $0.01.

(8)	Annualized.
The accompanying notes are an integral part of these Financial Statements.
6     E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008
1. ORGANIZATION
The E*TRADE Kobren Growth Fund (the “Fund”) is a series of the E*TRADE Funds (the “Trust”), which was organized on November 4,1998, as a Delaware statutory trust. Prior to November 17, 2006, the Fund was a series of the Kobren Insight Funds, organized on September 13,1996 as a Massachusetts business trust (the “Predecessor Fund”). On November 17, 2006, the Predecessor Fund exchanged all of its assets for shares of the Fund and the Fund became the legal and accounting successor of the Predecessor Fund (the “Reorganization”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end diversified management investment company. As of June 30, 2008, the Trust offered shares of six funds, E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information presented in these financial statements pertains only to the E*TRADE Kobren Growth Fund. Information with regard to the other series of the Trust can be found in separate financial statements at www.etradefunds.etrade.com.
The Fund’s investment objective is long-term growth of capital primarily through capital appreciation and (secondarily) through income. Additionally, the goal of the Fund is to exhibit a “volatility” level over a full market cycle approximating that of the Standard & Poor’s Composite Stock Price Index (“S&P 500™ Index”). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies (“underlying funds”), but also may invest directly in securities that are suitable investments for the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to establish estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
SECURITY VALUATION
The underlying funds are valued according to their stated net asset value or, if their net asset value is not reported, at their fair value. The Fund’s other investment securities, if any, are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Trust (“Board”). To the extent that the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by the Fund and accordingly, its net asset value may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on valuation procedures approved by the Board.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurement, which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The Fund has adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of June 30, 2008 is included with the Schedule of Investments.
E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report      7

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008 (Continued)
SECURITY TRANSACTIONS AND INCOME RECOGNITION
Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis.
Expenses attributable to a single fund of the Trust are charged to that fund. Expenses of the Trust not attributable to a single fund are charged to each fund in proportion to the average net assets of each fund in the Trust or other appropriate allocation methods.
DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due primarily to the redesignation of income distributions to gain distributions. The tax character and amount of distributions paid during 2007 and 2006 were as follows:

Distributions Paid in 2007		Distributions Paid in 2006
Ordinary	Long-Term	Ordinary	Long-Term
Income*	Capital Gains	Income	Capital Gains
$1,212,677	$4,701,988	$1,487,485	$6,410,759
As of December 31, 2007, the most recent year end, the components of distributable earnings on a tax basis were as follows:

	Net	Undistributed
Undistributed	Unrealized	Long-Term
Ordinary Income*	Appreciation	Capital Gains	Total
$—	$13,334,291	$2,572,055	$15,906,346

*	For tax purposes, short-term capital gain distributions are considered ordinary income.
FEDERAL INCOME TAXES
The Fund is treated as a separate entity of the Trust for federal income tax purposes. It is the Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.
At June 30, 2008, the cost of investments for federal income tax purposes was $61,249,953. Net unrealized appreciation aggregated $6,000,616 of which $8,580,187 represented gross unrealized appreciation on securities and $2,579,571 represented gross unrealized depreciation on securities.
Effective June 29, 2007, the Trust was subject to FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund analyzed its tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and concluded that no provision for income tax was required in its financial statements.
RECLASSIFICATION OF CAPITAL ACCOUNTS
In order to present undistributed net investment income and accumulated net realized gain (loss) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments of $243,709 and $(243,709) have been made at December 31, 2007 to undistributed net investment income and accumulated net realized gain (loss) on investments, respectively. These adjustments were related to short-termcapital gain dividends reclassified as ordinary income. The difference between book and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.
8       E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008 (Continued)
COMMITMENTS AND CONTINGENCIES
In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.
ADDITIONAL ACCOUNTING STANDARDS
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures, if any.
3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
Effective November 17, 2006, E*TRADE Asset Management, Inc. (“ETAM”) became the Fund’s investment adviser. ETAM is a wholly-owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”). Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay ETAM a monthly advisory fee at the annual rate of 0.60% of the Fund’s average daily net assets. ETAM serves as the Fund’s administrator and shareholder services agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee of 0.15% of the Fund’s average daily net assets. Kobren Insight Management, Inc. (“KIM”), serves as the Fund’s sub-adviser pursuant to an agreement with ETAM. ETAM pays KIM a monthly sub-advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Fund is not responsible for paying KIM’s sub-advisory fee.
ETAM has entered into an expense limitation agreement with the Trust for the Fund (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue through at least April 30, 2009. There is no guarantee that the Expense Limitation Agreement will continue after this date. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and to assume certain other expenses of the Fund so that, on an annualized basis, the total annual fund operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund, “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees (if applicable as described in the Prospectus), and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) do not exceed 1.00% of the Fund’s average daily net assets.
The Fund may, at a later date, reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. No reimbursement by the Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $59,028 was eligible for reimbursement as of December 31, 2007, with $1,664 expiring in 2009 and $57,364 expiring in 2010. The expenses reimbursed by the previous adviser prior to the Reorganization were not eligible for the reimbursement.
E*TRADE Securities LLC (“E*TRADE Securities”), a subsidiary of E*TRADE FINANCIAL, serves as the principal underwriter of the Fund’s shares and bears all distribution costs. No distribution fees are paid by the Fund. Pursuant to the Fund’s Investment Advisory Agreement, any 12b-1 payments, service fees or revenue sharing payments received by ETAM or its affiliates with respect to shares of any underlying fund held by the Fund will be applied against the advisory fees owed to ETAM by the Fund, thereby reducing the amount of advisory fee paid by the Fund to ETAM. The Fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL.
E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report      9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2008 (Continued)
For the six months ended June 30, 2008, expense reimbursements and other reductions were as follows:

Expenses Reimbursed By Investment Adviser	Other Reductions (1)
$23,126	$2,096

(1)	Reimbursements to the Fund from underlying fund fees described above.
Each member of the Board who is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) receives from the Trust an annual fee (payable in quarterly installments) of $30,000 for his or her services as an Independent Trustee (including participation in all Committee meetings) plus an additional fee of: (i) $2,500 for each Board meeting attended, and (ii) $1,500 for each telephonic Board meeting attended. The Chairman receives additional compensation of $4,000 and the chairperson of the Audit Committee is paid an additional $2,000 per year for his or her services in such capacity.
Prior to January 1, 2008, each Independent Trustee received, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and was entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. The Chairman of the Board and the Chairperson of the Audit Committee were each paid an additional $2,000 per year for his or her services in such capacity.
Each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Trust does not compensate its officers or Trustee who are affiliated with ETAM.
4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES
PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc., serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-termsecurities, for the six months ended June 30, 2008, were $8,844,796 and $11,709,144 of non-governmental issues, respectively.
6. SHARES OF BENEFICIAL INTEREST
As of June 30, 2008, an unlimited number of shares of beneficial interest, par value $0.001, were authorized for the Trust. Changes in shares of beneficial interest for the Fund for the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	360,490	$4,966,456	836,567	$12,890,081
Shares issued as reinvestment of distributions	—	—	328,953	4,789,552
Shares redeemed	(743,645)	(10,305,147)	(946,536)	(14,557,487)

Net increase	(383,155)	$(5,338,691)	218,984	$3,122,146

At June 30, 2008, KIM and its affiliates owned 981,415 shares of the Fund representing 19.2% of the total outstanding shares.
7. RISK FACTORS OF THE FUND
Indirectly investing in underlying funds through the Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any “affiliated persons” (as such term is defined in the 1940 Act), may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, ETAM, KIM or their affiliates hold shares of any of the underlying funds, the Fund’s ability to invest in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.
10      E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report

ADDITIONAL INFORMATION (Unaudited)
June 30, 2008
DISCLOSURE OF FUND EXPENSES/SHAREHOLDER FEE EXAMPLE
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one). A fund’s expenses directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Fund does not assess a sales load.
This table illustrates the Fund’s expenses in two ways:
Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.
You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”.
Hypothetical 5% Return: This section is intended to help you compare the Fund’s costs with those of other mutual funds based on the Fund’s actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Fund’s actual return. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expense	Expenses Paid
	Value 01/01/08	Value 06/30/08	Ratio (1)	During Period (2)
Actual Fund Return	$1,000	$906.80	1.00%	$4.74
Hypothetical 5% Return	$1,000	$1,019.95	1.00%	$5.02

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Fund’s Form N-Q on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report      11

ADDITIONAL INFORMATION (Unaudited)
June 30, 2008 (Continued)
PROXY VOTING POLICIES AND PROCEDURES
A description of the Fund’s proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Fund’s Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.
PROXY VOTING RECORD
Information regarding how the Fund voted proxies for portfolio securities during the most recent 12-month period ended June 30 is also available, without charge and upon request, by
1.	calling E*TRADE Funds at 1-800-ETRADE-1;

2.	visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”); or

3.	accessing the Fund’s Form N-PX on the Commission’s website at www.sec.gov.
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
12      E*TRADE Kobren Growth Fund — 2008 Semi-Annual Report

Item 2. Code of Ethics.
Not applicable with semi-annual report filing.
Item 3. Audit Committee Financial Expert.
Not applicable with semi-annual report filing.
Item 4. Principal Accountant Fees and Services.
Not applicable with semi-annual report filing.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation

S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable with semi-annual report filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds

By (Signature and Title)	/s/ Elizabeth Gottfried Elizabeth Gottfried, President
(Principal Executive Officer)

Date 8/26/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Elizabeth Gottfried Elizabeth Gottfried, President
(Principal Executive Officer)

Date 8/26/08

By (Signature and Title)	/s/ Matthew Audette Matthew Audette, Treasurer
(Principal Financial Officer)

Date 8/26/08